UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05159
                                                     ---------

                               RS Investment Trust
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                388 Market Street
                             San Francisco, CA 94111
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                G. Randall Hecht
                               c/o RS Investments
                                388 Market Street
                             San Francisco, CA 94111
        -----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-766-3863
                                                            ------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                     Date of reporting period: June 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


[GRAPHIC OMITTED]

RS INVESTMENT TRUST
2004 SEMIANNUAL REPORT


GROWTH
RS DIVERSIFIED GROWTH FUND
RS EMERGING GROWTH FUND
RS GROWTH FUND
  (FORMERLY RS VALUE + GROWTH FUND)
THE INFORMATION AGE FUND(R)
RS INTERNET AGE FUND(R)
RS MIDCAP OPPORTUNITIES FUND
RS SMALLER COMPANY GROWTH FUND

VALUE
RS CONTRARIAN VALUE FUND
RS GLOBAL NATURAL RESOURCES FUND
RS PARTNERS FUND


(LOGO)
RS | INVESTMENTS
[GRAPHIC OMITTED]

RS FUNDS
Phone: 1-800-766-FUND (3863)
Web: www.RSinvestments.com
E-mail: funds@rsinvestments.com


24-HOUR ACCOUNT ACCESS
Phone: 1-800-624-8025
Web: Enter MY ACCOUNT on the RS Investments Web site

PERFORMANCE UPDATE
As of 6/30/04

                                                                                                                   Average
                                                                                    3-Year    5-Year    10-Year     Annual
                                                            Year-to-     1-Year    Average   Average    Average     Return
                                        Ticker   Inception      Date      Total     Annual    Annual     Annual      Since
  RS GROWTH FUNDS                       Symbol        Date    Return     Return     Return    Return     Return  Inception
  RS Diversified Growth Fund+            RSDGX      8/1/96    -0.76%     28.34%     -2.71%     4.18%         --     16.38%

  RS Emerging Growth Fund+               RSEGX    11/30/87     4.41%     27.90%     -6.70%    -1.16%     13.68%     16.59%

  RS Growth Fund                         RSVPX     5/12/92     4.10%     25.67%      0.20%    -2.54%     11.22%     11.73%
  (Formerly RS Value + Growth Fund)

  The Information Age Fund(R)            RSIFX    11/15/95     3.88%     39.73%      1.04%    -1.16%         --     10.27%

  RS Internet Age Fund(R)                RIAFX     12/1/99     3.80%     42.29%      4.76%        --         --     -7.98%

  RS MidCap Opportunities Fund           RSMOX     7/12/95     4.80%     28.51%      0.39%     3.12%         --     11.92%

  RS Smaller Company Growth Fund         RSSGX     8/15/96     4.47%     37.64%      2.72%     8.53%         --     12.83%

  RS VALUE FUNDS
  RS Contrarian Value Fund               RSCOX     6/30/93     5.11%     39.63%     16.26%    14.11%      5.46%      6.39%

  RS Global Natural Resources Fund       RSNRX    11/15/95     6.86%     32.32%     18.24%    15.49%         --      9.20%

  RS Partners Fund+                      RSPFX     7/12/95     8.66%     40.43%     20.56%    21.78%         --     15.68%

+ Offered only to certain investors. See "Other Information About Purchasing Shares" on page 38 of the Prospectus.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.  Investment return and principal value will fluctuate, so shares, when redeemed,  may be worth more or less than their  original  cost.  Please keep in mind that high  double-digit  returns are highly unusual and cannot be sustained.  Numbers assume reinvestment of dividends and capital gains. Current and month-end performance  information,  which may be lower or higher than that cited,  is available by  contacting  RS  Investments  at
1-800-766-FUND or visiting www.RSinvestments.com.

Investing in small- and mid-size  companies  can involve  risks such as less publicly  available  information  than larger companies,  volatility, and less liquidity.  Overweighting investments in certain sectors or industries increases the risk of loss due to general declines in the prices of stocks in those sectors or industries. Investments in high-technology and
Internet-related  sectors may be highly volatile. Funds that concentrate investments in a certain sector may be subject to greater risk than funds that invest more  broadly,  as companies in that sector may share common  characteristics  and may react  similarly to market  developments  or other factors  affecting  their values.  Investments  in companies in natural resources  industries may involve risks  including  changes in commodities  prices,  changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Foreign securities are subject to political,  regulatory,  economic,  and exchange-rate  risks not present in domestic  investments.  The value of a debt security  is affected by changes in  interest  rates and is subject to any credit risk of the issuer or  guarantor  of the security.

THIS REPORT MAY BE USED ONLY WHEN PRECEDED OR ACCOMPANIED BY A PROSPECTUS.  YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES,
RISKS, CHARGES, AND EXPENSES OF THE RS FUNDS BEFORE MAKING AN INVESTMENT DECISION.  THE PROSPECTUS CONTAINS THIS AND OTHER
INFORMATION - PLEASE READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY. EXCEPT AS NOTED, NUMBERS ARE UNAUDITED.

TABLE OF CONTENTS

FINANCIAL INFORMATION
   SCHEDULES OF INVESTMENTS ..................... 4
   STATEMENT OF ASSETS AND LIABILITIES ..........26
   STATEMENT OF OPERATIONS ......................28
   STATEMENT OF CHANGES IN NET ASSETS ...........30
   FINANCIAL HIGHLIGHTS .........................34
   NOTES TO FINANCIAL STATEMENTS ................38
   SUPPLEMENTAL INFORMATION .....................46
     MEETING OF SHAREHOLDERS ....................46
     TRUSTEES INFORMATION TABLE .................48

ADMINISTRATION ..................................50

                      This page left blank intentionally.


2  |  Call 1-800-766-FUND

                                                           FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                                                      PERIOD ENDED JUNE 30, 2004

SCHEDULE OF INVESTMENTS - RS DIVERSIFIED GROWTH FUND


June 30, 2004 (unaudited) Foreign Currency 2           Shares              Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.0%
ADVERTISING AGENCIES -- 2.2%
24/7 Real Media, Inc. 8                             2,242,800     $   12,582,108
ValueClick, Inc.                                      800,000          9,584,000
--------------------------------------------------------------------------------
                                                                      22,166,108
AEROSPACE -- 0.6%
Orbital Sciences Corp.                                451,250          6,231,762
--------------------------------------------------------------------------------
                                                                       6,231,762
AIR TRANSPORT -- 1.3%
JetBlue Airways Corp.                                 255,850          7,516,873
Northwest Airlines Corp.                              560,910          6,237,319
--------------------------------------------------------------------------------
                                                                      13,754,192
BANKS -- OUTSIDE NEW YORK CITY -- 1.6%
Cathay General Bancorp 1                              100,000          6,670,000
East West Bancorp, Inc. 1                             163,000          5,004,100
Southwest Bancorporation of
  Texas, Inc. 1                                       108,420          4,783,490
--------------------------------------------------------------------------------
                                                                      16,457,590
BIOTECHNOLOGY RESEARCH & PRODUCTION -- 3.5%
Axonyx, Inc.                                          703,820          3,688,017
Digene Corp.                                          213,860          7,812,306
Discovery Laboratories, Inc.                          600,400          5,757,836
Inhibitex, Inc.                                       297,950          2,160,137
Nabi Biopharmaceuticals                               313,840          4,462,805
Oscient Pharmaceuticals Corp.                       1,032,537          5,276,264
VaxGen, Inc.                                          485,320          6,872,131
--------------------------------------------------------------------------------
                                                                      36,029,496
BUILDING MATERIALS -- 1.2%
Simpson Manufacturing Co., Inc. 1                     225,000         12,627,000
--------------------------------------------------------------------------------
                                                                      12,627,000
CASINOS & GAMBLING -- 2.4%
Multimedia Games, Inc.                                402,100         10,784,322
Scientific Games Corp., Class A                       743,080         14,222,551
--------------------------------------------------------------------------------
                                                                      25,006,873
COMMUNICATIONS TECHNOLOGY -- 6.6%
Alvarion Ltd.                                         589,530          7,828,958
Ditech Communications Corp.                           405,044          9,453,727
Inet Technologies, Inc.                               962,430         12,001,502
Netopia, Inc. 8                                     1,880,240         12,409,584
NMS Communications Corp.                            1,001,250          7,389,225
Novatel Wireless, Inc.                                329,230          8,724,595
Redback Networks, Inc.                                604,600          3,875,486
ViaSat, Inc.                                          246,190          6,142,441
--------------------------------------------------------------------------------
                                                                      67,825,518
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 7.9%
BakBone Software, Inc.                          CAD 2,816,050          6,133,034
Dendrite International, Inc.                          282,800          5,254,424
Hyperion Solutions Corp.                              117,000          5,115,240
Macromedia, Inc.                                      456,500         11,207,075
Macrovision Corp.                                     112,600          2,818,378
Micromuse, Inc.                                       848,290          5,675,060


June 30, 2004 (unaudited)                              Shares              Value
--------------------------------------------------------------------------------
COMPUTER SERVICES, SOFTWARE & SYSTEMS (Continued)
National Instruments Corp. 1                          226,910     $    6,954,792
RealNetworks, Inc.                                  1,214,580          8,307,727
Shanda Interactive Entertainment Ltd.,
  ADR 3                                               494,400          7,623,648
SupportSoft, Inc.                                     672,920          5,840,946
TeleCommunication Systems, Inc.,
  Class A                                             967,550          5,495,684
Viewpoint Corp.                                     2,279,150          4,489,926
Webzen, Inc., ADR 3                                   857,610          6,072,736
--------------------------------------------------------------------------------
                                                                      80,988,670
COMPUTER TECHNOLOGY -- 1.3%
M-Systems Flash Disk Pioneers Ltd.                    274,040          4,085,936
palmOne, Inc.                                         281,930          9,802,706
--------------------------------------------------------------------------------
                                                                      13,888,642
CONSTRUCTION -- 1.0%
Washington Group International, Inc.                  279,100         10,016,899
--------------------------------------------------------------------------------
                                                                      10,016,899
CONSUMER ELECTRONICS -- 2.9%
Activision, Inc.                                      485,095          7,713,011
CNET Networks, Inc.                                   931,275         10,309,214
Netflix, Inc.                                         319,100         11,471,645
--------------------------------------------------------------------------------
                                                                      29,493,870
CONSUMER PRODUCTS -- 1.4%
Integrated Alarm Services Group, Inc. 8             1,286,500          6,947,100
RC2 Corp.                                             218,180          7,745,390
--------------------------------------------------------------------------------
                                                                      14,692,490
COSMETICS -- 0.9%
Inter Parfums, Inc. 1                                 421,130          8,780,560
--------------------------------------------------------------------------------
                                                                       8,780,560
DRUG & GROCERY STORE CHAINS -- 0.8%
Wild Oats Markets, Inc.                               584,520          8,224,196
--------------------------------------------------------------------------------
                                                                       8,224,196
DRUGS & PHARMACEUTICALS -- 6.9%
Able Laboratories, Inc.                               559,400         11,501,264
Access Pharmaceuticals, Inc.                          405,000          2,652,750
Bradley Pharmaceuticals, Inc.                         334,510          9,332,829
Durect Corp. 8                                      2,732,710          9,537,158
Flamel Technologies S.A., ADR 3                       290,000          7,142,700
Impax Laboratories, Inc.                              294,950          5,716,131
Noven Pharmaceuticals, Inc.                           384,690          8,470,874
Onyx Pharmaceuticals, Inc.                             81,920          3,470,131
QLT, Inc.                                             255,450          5,114,109
Quidel Corp.                                        1,303,030          7,674,847
--------------------------------------------------------------------------------
                                                                      70,612,793
EDUCATION SERVICES -- 0.3%
Strayer Education, Inc. 1                              30,630          3,417,389
--------------------------------------------------------------------------------
                                                                       3,417,389
ELECTRICAL & ELECTRONICS -- 0.7%
OSI Systems, Inc.                                     373,250          7,438,873
--------------------------------------------------------------------------------
                                                                       7,438,873

See notes to Schedule of Investments on page 25.
The accompanying notes are an integral part of these financial statements.


4  |  Call 1-800-766-FUND

June 30, 2004 (unaudited)                              Shares              Value
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT & COMPONENTS -- 1.2%
Sonic Solutions                                       578,660     $   12,296,525
--------------------------------------------------------------------------------
                                                                      12,296,525
ELECTRONICS -- 0.8%
California Micro Devices Corp.                        538,670          6,210,865
HEI, Inc. 8                                           872,360          2,041,323
--------------------------------------------------------------------------------
                                                                       8,252,188
ELECTRONICS -- MEDICAL SYSTEMS -- 1.4%
Possis Medical, Inc.                                  221,700          7,571,055
TriPath Imaging, Inc.                                 736,200          6,927,642
--------------------------------------------------------------------------------
                                                                      14,498,697
ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 2.8%
OmniVision Technologies, Inc.                         380,200          6,064,190
Pixelworks, Inc.                                      426,240          6,529,997
Silicon Storage Technology, Inc.                      650,410          6,699,223
Skyworks Solutions, Inc.                            1,037,320          9,055,803
--------------------------------------------------------------------------------
                                                                      28,349,213
ELECTRONICS -- TECHNOLOGY -- 0.3%
Trimble Navigation Ltd.                               129,110          3,587,967
--------------------------------------------------------------------------------
                                                                       3,587,967
FINANCE COMPANIES -- 0.7%
Saxon Capital, Inc.                                   336,282          7,677,318
--------------------------------------------------------------------------------
                                                                       7,677,318
FINANCIAL -- MISCELLANEOUS -- 1.4%
CapitalSource, Inc.                                   318,750          7,793,437
New Century Financial Corp. 1                         132,730          6,214,419
--------------------------------------------------------------------------------
                                                                      14,007,856
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 2.4%
Corillian Corp. 8                                   2,357,558         11,882,092
iPayment Holdings, Inc.                               191,050          7,833,050
Kronos, Inc.                                          113,260          4,666,312
--------------------------------------------------------------------------------
                                                                      24,381,454
FINANCIAL INFORMATION SERVICES -- 0.7%
HomeStore, Inc.                                     1,833,000          7,313,670
--------------------------------------------------------------------------------
                                                                       7,313,670
FOODS -- 0.8%
Provide Commerce, Inc.                                402,400          7,931,304
--------------------------------------------------------------------------------
                                                                       7,931,304
HEALTH CARE FACILITIES -- 2.0%
Kindred Healthcare, Inc.                              351,230          9,254,911
LifePoint Hospitals, Inc.                             102,620          3,819,516
Pharmaceutical Product Development,
  Inc.                                                234,240          7,441,805
--------------------------------------------------------------------------------
                                                                      20,516,232
HEALTH CARE MANAGEMENT SERVICES -- 1.0%
Centene Corp.                                         174,700          6,734,685
Cerner Corp.                                           80,900          3,606,522
Wellcare Group, Inc.                                   22,450            381,650
--------------------------------------------------------------------------------
                                                                      10,722,857


June 30, 2004 (unaudited)                              Shares              Value
--------------------------------------------------------------------------------
HEALTH CARE SERVICES -- 0.8%
Matria Healthcare, Inc.                               322,390     $    8,082,317
--------------------------------------------------------------------------------
                                                                       8,082,317
HOMEBUILDING -- 0.1%
Desarrolladora Homex S.A. de C.V.,
  ADR 3                                                57,350            992,729
--------------------------------------------------------------------------------
                                                                         992,729
INSURANCE -- PROPERTY & CASUALTY -- 0.7%
Infinity Property & Casualty Corp. 1                  229,500          7,573,500
--------------------------------------------------------------------------------
                                                                       7,573,500
INVESTMENT MANAGEMENT COMPANIES -- 1.1%
Affiliated Managers Group, Inc.                       104,830          5,280,287
National Financial Partners Corp. 1                   160,325          5,654,663
--------------------------------------------------------------------------------
                                                                      10,934,950
LEISURE TIME -- 1.1%
K2, Inc.                                              415,790          6,527,903
SCP Pool Corp. 1                                      109,380          4,922,100
--------------------------------------------------------------------------------
                                                                      11,450,003
MACHINERY -- INDUSTRIAL/SPECIALTY -- 0.3%
Nordson Corp. 1                                        65,190          2,827,290
--------------------------------------------------------------------------------
                                                                       2,827,290
MACHINERY -- OIL/WELL EQUIPMENT & SERVICES -- 1.9%
Cal Dive International, Inc.                          189,000          5,730,480
Pride International, Inc.                             530,360          9,074,460
Superior Energy Services, Inc.                        468,290          4,706,314
--------------------------------------------------------------------------------
                                                                      19,511,254
MACHINERY -- SPECIALTY -- 0.6%
Engineered Support Systems, Inc. 1                    109,910          6,430,834
--------------------------------------------------------------------------------
                                                                       6,430,834
MANUFACTURED HOUSING -- 0.9%
Champion Enterprises, Inc.                            415,680          3,815,942
Palm Harbor Homes, Inc.                               293,020          5,195,245
--------------------------------------------------------------------------------
                                                                       9,011,187
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 1.7%
Cytyc Corp.                                           356,550          9,045,674
Mentor Corp. 1                                        119,070          4,082,910
Molecular Diagnostics, Inc. 4,5,8                   4,377,460            525,295
Techne Corp.                                           91,840          3,990,448
--------------------------------------------------------------------------------
                                                                      17,644,327
MEDICAL SERVICES -- 0.6%
Magellan Health Services, Inc.                        199,280          6,665,916
--------------------------------------------------------------------------------
                                                                       6,665,916
METAL FABRICATING -- 2.0%
Commercial Metals Co. 1                               359,230         11,657,014
Quanex Corp. 1                                        192,990          9,398,613
--------------------------------------------------------------------------------
                                                                      21,055,627
METALS & MINERALS -- MISCELLANEOUS -- 0.8%
GrafTech International Ltd.                           787,560          8,237,878
--------------------------------------------------------------------------------
                                                                       8,237,878

                                See notes to Schedule of Investments on page 25.
      The accompanying notes are an integral part of these financial statements.

                                                       www.RSinvestments.com | 5

SCHEDULE OF INVESTMENTS - RS DIVERSIFIED GROWTH FUND
                                         (Continued)


June 30, 2004 (unaudited)                              Shares              Value
--------------------------------------------------------------------------------
OFFICE FURNITURE & BUSINESS EQUIPMENT-- 0.8%
Presstek, Inc.                                        811,970     $    8,533,805
--------------------------------------------------------------------------------
                                                                       8,533,805
OIL -- CRUDE PRODUCERS -- 2.8%
Brigham Exploration Co.                               482,850          4,432,563
Comstock Resources, Inc.                              579,330         11,273,762
Denbury Resources, Inc.                               307,580          6,443,801
The Meridian Resource Corp.                           910,000          6,315,400
--------------------------------------------------------------------------------
                                                                      28,465,526
OIL -- INTEGRATED DOMESTIC -- 1.0%
KCS Energy, Inc.                                      787,156         10,484,918
--------------------------------------------------------------------------------
                                                                      10,484,918
PRODUCTION TECHNOLOGY EQUIPMENT -- 5.2%
Axcelis Technologies, Inc.                            877,910         10,921,201
Credence Systems Corp.                              1,303,440         17,987,472
Electroglas, Inc.                                     585,000          3,129,750
Kulicke and Soffa Industries, Inc.                  1,300,640         14,255,014
Mykrolis Corp.                                        300,200          5,229,484
Rudolph Technologies, Inc.                            104,720          1,904,857
--------------------------------------------------------------------------------
                                                                      53,427,778
RETAIL -- 6.4%
Aeropostale, Inc.                                     221,050          5,948,456
Charlotte Russe Holding, Inc.                         635,350         13,583,783
Design Within Reach, Inc.                              29,400            483,042
Jos. A. Bank Clothiers, Inc.                          379,980         11,927,572
PC Mall, Inc. 8                                       621,710         11,737,885
Restoration Hardware, Inc.                            935,640          6,839,528
Stamps.com, Inc. 1                                    465,675          4,745,228
The Bon-Ton Stores, Inc. 1                            729,770         10,698,428
--------------------------------------------------------------------------------
                                                                      65,963,922
SAVINGS & LOANS -- 0.4%
NewAlliance Bancshares, Inc.                          269,800          3,766,408
--------------------------------------------------------------------------------
                                                                       3,766,408
SERVICES -- COMMERCIAL -- 0.8%
Raindance Communications, Inc.                        925,570          1,925,186
Waste Connections, Inc.                               197,925          5,870,455
--------------------------------------------------------------------------------
                                                                       7,795,641
STEEL -- 2.1%
Schnitzer Steel Industries, Inc., Class A 1           356,400         12,103,344
Steel Dynamics, Inc.                                  343,750          9,841,563
--------------------------------------------------------------------------------
                                                                      21,944,907
TELECOMMUNICATIONS EQUIPMENT -- 0.4%
Orbimage, Inc.                                        410,480          4,104,800
--------------------------------------------------------------------------------
                                                                       4,104,800
TEXTILE -- APPAREL MANUFACTURERS -- 0.6%
Quiksilver, Inc.                                      243,300          5,792,973
--------------------------------------------------------------------------------
                                                                       5,792,973
TRUCKERS -- 1.2%
Landstar System, Inc.                                 233,670         12,354,133
--------------------------------------------------------------------------------
                                                                      12,354,133


June 30, 2004 (unaudited)                              Shares              Value
--------------------------------------------------------------------------------
UTILITIES -- GAS DISTRIBUTORS -- 1.5%
Southern Union Co.                                    365,740     $    7,709,799
Southwestern Energy Co.                               287,560          8,244,345
--------------------------------------------------------------------------------
                                                                      15,954,144
UTILITIES -- GAS PIPELINES -- 0.9%
The Williams Cos., Inc. 1                             759,000          9,032,100
--------------------------------------------------------------------------------
                                                                       9,032,100
UTILITIES -- TELECOMMUNICATIONS -- 2.3%
Alamosa Holdings, Inc.                                945,770          6,951,410
MDU Communications International,
  Inc. 8                                            1,991,000          4,738,580
Nextel Partners, Inc., Class A                        779,310         12,406,615
Startec Global Communications Corp.,
  Private Placement 4,5                               275,000                  0
--------------------------------------------------------------------------------
                                                                      24,096,605
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $929,974,320)                            1,009,323,674
--------------------------------------------------------------------------------


                                                                           Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.8%
BlackRock Liquidity Funds TempCash
  Portfolio 7                                                          8,367,171
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $8,367,171)                         8,367,171
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.8% (Cost $938,341,491)                     1,017,690,845
--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 1.2%                                             12,426,697
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $1,030,117,542
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 25.
The accompanying notes are an integral part of these financial statements.


6 | Call 1-800-766-FUND

SCHEDULE OF INVESTMENTS - RS EMERGING GROWTH FUND


June 30, 2004 (unaudited)                              Shares              Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.3%
ADVERTISING AGENCIES -- 1.5%
ValueClick, Inc.                                    1,858,900     $   22,269,622
--------------------------------------------------------------------------------
                                                                      22,269,622
AIR TRANSPORT -- 0.5%
AirTran Holdings, Inc.                                513,400          7,259,476
--------------------------------------------------------------------------------
                                                                       7,259,476
BANKS -- OUTSIDE NEW YORK CITY -- 4.3%
Boston Private Financial Holdings, Inc. 1             764,850         17,713,926
Nara Bancorp, Inc. 1                                  449,325          7,696,937
PrivateBancorp, Inc. 1                                392,700         10,783,542
Silicon Valley Bancshares                             290,000         11,498,500
UCBH Holdings, Inc. 1                                 183,100          7,236,112
Wintrust Financial Corp. 1                            175,800          8,879,658
--------------------------------------------------------------------------------
                                                                      63,808,675
BEVERAGE -- SOFT DRINKS -- 0.5%
Peet's Coffee & Tea, Inc.                             279,800          6,992,202
--------------------------------------------------------------------------------
                                                                       6,992,202
BIOTECHNOLOGY RESEARCH & PRODUCTION-- 7.1%
Alexion Pharmaceuticals, Inc.                         710,250         13,210,650
Angiotech Pharmaceuticals, Inc.                       570,000         11,485,500
ArthroCare Corp.                                       70,200          2,041,416
Charles River Laboratories International,
  Inc.                                                250,300         12,232,161
Cypress Bioscience, Inc.                              503,000          6,906,190
Digene Corp.                                          180,900          6,608,277
Discovery Laboratories, Inc.                        1,125,900         10,797,381
Dyax Corp.                                            351,400          4,128,950
Myogen, Inc.                                          421,300          3,269,288
Nabi Biopharmaceuticals                               934,050         13,282,191
Nuvelo, Inc.                                          726,733          6,991,172
Regeneration Technologies, Inc.                       743,400          7,976,682
Rigel Pharmaceuticals, Inc.                           477,120          6,779,875
--------------------------------------------------------------------------------
                                                                     105,709,733
CASINOS & GAMBLING -- 1.8%
Multimedia Games, Inc.                                292,400          7,842,168
Scientific Games Corp., Class A                       507,300          9,709,722
Station Casinos, Inc. 1                               195,900          9,481,560
--------------------------------------------------------------------------------
                                                                      27,033,450
COMMERCIAL INFORMATION SERVICES -- 0.9%
Ask Jeeves, Inc.                                      322,600         12,591,078
--------------------------------------------------------------------------------
                                                                      12,591,078
COMMUNICATIONS TECHNOLOGY -- 4.2%
Alvarion Ltd.                                         576,800          7,659,904
AudioCodes Ltd.                                       606,400          7,264,672
Ditech Communications Corp.                           548,400         12,799,656
Ixia                                                  598,427          5,888,522
Novatel Wireless, Inc.                                 73,700          1,953,050
Research In Motion Ltd.                               200,600         13,729,064
WebEx Communications, Inc.                            595,000         12,947,200
--------------------------------------------------------------------------------
                                                                      62,242,068


June 30, 2004 (unaudited)                              Shares              Value
--------------------------------------------------------------------------------
COMPUTER SERVICES, SOFTWARE & SYSTEMS-- 10.1%
Altiris, Inc.                                         702,400     $   19,393,264
Anteon International Corp.                            127,500          4,159,050
Blue Coat Systems, Inc.                               152,700          5,113,923
Check Point Software Technologies Ltd.                174,600          4,712,454
Chordiant Software, Inc.                            1,185,500          5,405,880
Cognizant Technology Solutions Corp.                  235,700          5,989,137
Dendrite International, Inc.                          832,300         15,464,134
Informatica Corp.                                     249,400          1,902,922
Macromedia, Inc.                                      307,500          7,549,125
Magma Design Automation, Inc.                         966,400         18,583,872
Mentor Graphics Corp.                                 759,500         11,749,465
Merge Technologies, Inc.                              335,900          4,914,217
Micromuse, Inc.                                     1,223,600          8,185,884
MicroStrategy, Inc., Class A                          274,550         11,723,285
Open Solutions, Inc.                                  371,800          9,287,564
Quest Software, Inc.                                  453,200          5,846,280
Salesforce.com, Inc.                                   64,050          1,029,283
Shanda Interactive Entertainment Ltd.,
  ADR 3                                               451,100          6,955,962
Verint Systems, Inc.                                   55,000          1,882,100
--------------------------------------------------------------------------------
                                                                     149,847,801
COMPUTER TECHNOLOGY -- 1.5%
M-Systems Flash Disk Pioneers Ltd.                    523,300          7,802,403
palmOne, Inc.                                          73,900          2,569,503
Sierra Wireless, Inc.                                 226,700          8,394,701
Trident Microsystems, Inc.                            326,200          3,656,702
--------------------------------------------------------------------------------
                                                                      22,423,309
CONSUMER ELECTRONICS -- 3.8%
CNET Networks, Inc.                                 1,557,200         17,238,204
InfoSpace, Inc.                                       576,100         21,914,844
Netease.com, Inc., ADR 3                              100,900          4,169,188
Netflix, Inc.                                         264,300          9,501,585
SINA Corp.                                            123,100          4,061,069
--------------------------------------------------------------------------------
                                                                      56,884,890
DIVERSIFIED FINANCIAL SERVICES -- 0.7%
Euronet Worldwide, Inc.                               183,600          4,246,668
Intersections, Inc.                                   244,110          5,856,199
--------------------------------------------------------------------------------
                                                                      10,102,867
DRUGS & PHARMACEUTICALS -- 4.6%
Able Laboratories, Inc.                               633,500         13,024,760
AtheroGenics, Inc.                                    354,750          6,750,892
Flamel Technologies S.A., ADR 3                       134,050          3,301,652
Impax Laboratories, Inc.                              230,900          4,474,842
Inspire Pharmaceuticals, Inc.                         569,100          9,515,352
Medicis Pharmaceutical Corp., Class A 1                87,000          3,475,650
QLT, Inc.                                             509,100         10,192,182
Salix Pharmaceuticals Ltd.                            245,600          8,092,520
The Medicines Co.                                     292,300          8,918,073
--------------------------------------------------------------------------------
                                                                      67,745,923
EDUCATION SERVICES -- 0.7%
Bright Horizons Family Solutions, Inc.                131,200          7,033,632


                                See notes to Schedule of Investments on page 25.
      The accompanying notes are an integral part of these financial statements.

                                                       www.RSinvestments.com | 7

SCHEDULE OF INVESTMENTS - RS EMERGING GROWTH FUND
                                      (Continued)


June 30, 2004 (unaudited)                              Shares              Value
--------------------------------------------------------------------------------
EDUCATION SERVICES (Continued)
Universal Technical Institute, Inc.                    98,300     $    3,929,051
--------------------------------------------------------------------------------
                                                                      10,962,683
ELECTRICAL & ELECTRONICS -- 0.8%
Power Integrations, Inc.                              501,500         12,487,350
--------------------------------------------------------------------------------
                                                                      12,487,350
ELECTRICAL EQUIPMENT & COMPONENTS -- 0.9%
Littelfuse, Inc.                                      105,700          4,482,737
Sonic Solutions                                       426,300          9,058,875
--------------------------------------------------------------------------------
                                                                      13,541,612
ELECTRONICS -- 1.4%
Aeroflex, Inc.                                        391,700          5,613,061
BEI Technologies, Inc. 1                              271,800          7,694,658
Semtech Corp.                                         291,400          6,859,556
--------------------------------------------------------------------------------
                                                                      20,167,275
ELECTRONICS -- MEDICAL SYSTEMS -- 3.0%
EPIX Medical, Inc.                                    335,100          7,070,610
eResearch Technology, Inc.                            648,175         18,148,900
Intuitive Surgical, Inc.                              806,200         15,317,800
Possis Medical, Inc.                                  111,500          3,807,725
--------------------------------------------------------------------------------
                                                                      44,345,035
ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 6.6%
Artisan Components, Inc.                              199,600          5,149,680
Cree, Inc.                                             44,000          1,024,320
ESS Technology, Inc.                                  479,900          5,139,729
FormFactor, Inc.                                      787,750         17,684,987
Integrated Silicon Solution, Inc.                     463,650          5,661,167
Mindspeed Technologies, Inc.                        1,183,900          5,872,144
O2Micro International Ltd.                            885,903         15,086,928
PowerDsine Ltd.                                        90,800          1,097,772
Sigmatel, Inc.                                        646,450         18,785,837
SiRF Technology Holdings, Inc.                        217,770          2,846,254
Tessera Technologies, Inc.                            624,200         11,248,084
Virage Logic Corp.                                    951,900          8,662,290
--------------------------------------------------------------------------------
                                                                      98,259,192
FINANCE COMPANIES -- 0.4%
Accredited Home Lenders Holding Co.                   218,500          6,150,775
--------------------------------------------------------------------------------
                                                                       6,150,775
FINANCIAL -- MISCELLANEOUS -- 0.9%
First Cash Financial Services, Inc.                   504,050         10,726,184
New Century Financial Corp. 1                          53,800          2,518,916
--------------------------------------------------------------------------------
                                                                      13,245,100
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 1.6%
CheckFree Corp.                                       371,300         11,139,000
Global Payments, Inc. 1                               272,100         12,249,942
TradeStation Group, Inc.                               69,500            499,705
--------------------------------------------------------------------------------
                                                                      23,888,647
FINANCIAL INFORMATION SERVICES -- 0.7%
FactSet Research Systems, Inc. 1                      220,700         10,432,489
--------------------------------------------------------------------------------
                                                                      10,432,489


June 30, 2004 (unaudited)                              Shares              Value
--------------------------------------------------------------------------------
HEALTH CARE FACILITIES -- 2.8%
American Healthways, Inc.                             554,500     $   14,760,790
Pharmaceutical Product Development,
  Inc.                                                282,000          8,959,140
Sunrise Senior Living, Inc.                           225,000          8,806,500
United Surgical Partners International,
  Inc.                                                218,400          8,620,248
--------------------------------------------------------------------------------
                                                                      41,146,678
HEALTH CARE MANAGEMENT SERVICES -- 1.4%
AMERIGROUP Corp.                                      241,800         11,896,560
Centene Corp.                                         225,500          8,693,025
Wellcare Group, Inc.                                   32,850            558,450
--------------------------------------------------------------------------------
                                                                      21,148,035
HEALTH CARE SERVICES -- 2.1%
Inveresk Research Group, Inc.                         369,100         11,383,044
LabOne, Inc.                                           54,000          1,716,120
Matria Healthcare, Inc.                               352,500          8,837,175
Symbion, Inc.                                         473,750          8,271,675
VistaCare, Inc., Class A                               19,800            367,290
--------------------------------------------------------------------------------
                                                                      30,575,304
HOUSEHOLD FURNISHINGS -- 0.3%
Select Comfort Corp.                                  156,900          4,455,960
--------------------------------------------------------------------------------
                                                                       4,455,960
INSURANCE -- MULTI-LINE -- 0.3%
HealthExtras, Inc.                                    262,977          4,357,529
--------------------------------------------------------------------------------
                                                                       4,357,529
INSURANCE -- PROPERTY & CASUALTY -- 0.7%
Infinity Property & Casualty Corp. 1                  132,200          4,362,600
ProAssurance Corp.                                    157,600          5,375,736
--------------------------------------------------------------------------------
                                                                       9,738,336
INVESTMENT MANAGEMENT COMPANIES -- 0.5%
Affiliated Managers Group, Inc.                       146,200          7,364,094
--------------------------------------------------------------------------------
                                                                       7,364,094
LEISURE TIME -- 1.6%
K2, Inc.                                              710,500         11,154,850
Penn National Gaming, Inc.                            364,300         12,094,760
--------------------------------------------------------------------------------
                                                                      23,249,610
MACHINERY -- OIL/WELL EQUIPMENT & SERVICES -- 2.0%
Cal Dive International, Inc.                           85,400          2,589,328
Grant Prideco, Inc.                                   750,000         13,845,000
Patterson-UTI Energy, Inc. 1                          380,600         12,715,846
--------------------------------------------------------------------------------
                                                                      29,150,174
MACHINERY -- SPECIALTY -- 0.2%
Engineered Support Systems, Inc. 1                     61,600          3,604,216
--------------------------------------------------------------------------------
                                                                       3,604,216
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 3.9%
Abaxis, Inc.                                          226,100          4,291,378
Advanced Medical Optics, Inc.                         171,100          7,283,727
Advanced Neuromodulation Systems,
  Inc.                                                 73,600          2,414,080
Align Technology, Inc.                                473,550          8,997,450
Closure Medical Corp.                                 384,700          9,659,817


See notes to Schedule of Investments on page 25.
The accompanying notes are an integral part of these financial statements.


8 | Call 1-800-766-FUND

June 30, 2004 (unaudited)                              Shares              Value
--------------------------------------------------------------------------------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES (Continued)
Cytyc Corp.                                           477,600     $   12,116,712
INAMED Corp.                                          100,720          6,330,252
Orthovita, Inc.                                       244,900          1,258,786
Wright Medical Group, Inc.                            167,100          5,948,760
--------------------------------------------------------------------------------
                                                                      58,300,962
MEDICAL SERVICES -- 0.2%
Magellan Health Services, Inc.                         91,700          3,067,365
--------------------------------------------------------------------------------
                                                                       3,067,365
METAL FABRICATING -- 0.5%
Maverick Tube Corp.                                   276,100          7,250,386
--------------------------------------------------------------------------------
                                                                       7,250,386
MISCELLANEOUS MATERIALS & COMMODITIES -- 0.6%
Ceradyne, Inc.                                        233,400          8,348,718
--------------------------------------------------------------------------------
                                                                       8,348,718
OIL -- CRUDE PRODUCERS -- 0.7%
Patina Oil & Gas Corp. 1                               91,600          2,736,092
Quicksilver Resources, Inc.                            50,700          3,400,449
Unit Corp.                                            120,400          3,786,580
--------------------------------------------------------------------------------
                                                                       9,923,121
PRODUCTION TECHNOLOGY EQUIPMENT -- 2.8%
August Technology Corp.                               820,750         10,292,205
Axcelis Technologies, Inc.                            609,500          7,582,180
Credence Systems Corp.                                786,500         10,853,700
Photon Dynamics, Inc.                                 343,500         12,046,545
Rudolph Technologies, Inc.                             29,800            542,062
--------------------------------------------------------------------------------
                                                                      41,316,692
RENTAL & LEASING SERVICES -- COMMERCIAL -- 0.3%
Marlin Business Services, Inc.                        327,900          4,928,337
--------------------------------------------------------------------------------
                                                                       4,928,337
RENTAL & LEASING SERVICES -- CONSUMER -- 0.5%
Aaron Rents, Inc. 1                                   229,800          7,615,572
--------------------------------------------------------------------------------
                                                                       7,615,572
RESTAURANTS -- 1.4%
P.F. Chang's China Bistro, Inc.                       161,600          6,649,840
RARE Hospitality International, Inc.                  546,650         13,611,585
--------------------------------------------------------------------------------
                                                                      20,261,425
RETAIL -- 4.7%
Amazon.com, Inc.                                      113,100          6,152,640
Bebe Stores, Inc.                                     565,350         11,307,000
Cabela's, Inc., Class A                                18,100            487,795
Design Within Reach, Inc.                              43,200            709,776
Jos. A. Bank Clothiers, Inc.                           73,900          2,319,721
Pacific Sunwear of California, Inc.                    25,300            495,121
Priceline.com, Inc.                                   433,500         11,674,155
The Sports Authority, Inc.                            155,400          5,578,860
Tractor Supply Co.                                    294,300         12,307,626
Urban Outfitters, Inc.                                296,100         18,035,451
--------------------------------------------------------------------------------
                                                                      69,068,145


June 30, 2004 (unaudited)                              Shares              Value
--------------------------------------------------------------------------------
SECURITIES BROKERAGE & SERVICES -- 0.5%
Ameritrade Holding Corp.                              693,000     $    7,865,550
--------------------------------------------------------------------------------
                                                                       7,865,550
SERVICES -- COMMERCIAL -- 3.9%
Autobytel, Inc.                                     1,187,600         10,783,408
CoStar Group, Inc.                                    273,600         12,566,448
Heidrick & Struggles International, Inc.              136,800          4,060,224
MPS Group, Inc.                                     1,270,500         15,398,460
Navigant Consulting, Inc.                             718,300         15,400,352
--------------------------------------------------------------------------------
                                                                      58,208,892
SHIPPING -- 1.0%
UTI Worldwide, Inc. 1                                 267,500         14,094,575
--------------------------------------------------------------------------------
                                                                      14,094,575
SHOES -- 1.6%
Deckers Outdoor Corp.                                 474,000         13,978,260
Kenneth Cole Productions, Inc., Class A 1             278,700          9,551,049
--------------------------------------------------------------------------------
                                                                      23,529,309
STEEL -- 0.7%
Schnitzer Steel Industries, Inc., Class A 1           109,875          3,731,355
Steel Dynamics, Inc.                                  243,000          6,957,090
--------------------------------------------------------------------------------
                                                                      10,688,445
TELECOMMUNICATIONS EQUIPMENT -- 0.8%
Andrew Corp.                                          591,600         11,837,916
--------------------------------------------------------------------------------
                                                                      11,837,916
TEXTILE -- APPAREL MANUFACTURERS -- 1.4%
Guess?, Inc.                                          564,100          9,082,010
Oxford Industries, Inc. 1                             284,100         12,375,396
--------------------------------------------------------------------------------
                                                                      21,457,406
TRANSPORTATION -- MISCELLANEOUS -- 0.4%
Hub Group, Inc., Class A                              153,700          5,241,170
--------------------------------------------------------------------------------
                                                                       5,241,170
TRUCKERS -- 1.0%
Forward Air Corp.                                     328,550         12,287,770
Old Dominion Freight Line, Inc.                        68,200          2,010,536
--------------------------------------------------------------------------------
                                                                      14,298,306
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,183,056,410)                          1,440,483,480
--------------------------------------------------------------------------------

                                                                           Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.5%
BlackRock Liquidity Funds TempCash
  Portfolio 7                                                         36,807,393
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $36,807,393)                       36,807,393
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.8% (Cost $1,219,863,803)                   1,477,290,873
--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 0.2%                                              2,542,959
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $1,479,833,832
--------------------------------------------------------------------------------

                                See notes to Schedule of Investments on page 25.
      The accompanying notes are an integral part of these financial statements.

                                                       www.RSinvestments.com | 9

SCHEDULE OF INVESTMENTS - RS GROWTH FUND


June 30, 2004 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------
COMMON STOCKS -- 98.7%
ADVERTISING AGENCIES -- 1.0%
Lamar Advertising Co.                                  51,850      $  2,247,697
-------------------------------------------------------------------------------
                                                                      2,247,697
AEROSPACE -- 1.0%
Northrop Grumman Corp. 1                               42,000         2,255,400
-------------------------------------------------------------------------------
                                                                      2,255,400
AIR TRANSPORT -- 1.1%
Southwest Airlines Co. 1                              150,000         2,515,500
-------------------------------------------------------------------------------
                                                                      2,515,500
ALUMINUM -- 2.2%
Alcan, Inc. 1                                          56,600         2,343,240
Alcoa, Inc. 1                                          75,000         2,477,250
-------------------------------------------------------------------------------
                                                                      4,820,490
AUTOMOBILES -- 0.9%
Ford Motor Co. 1                                      125,000         1,956,250
-------------------------------------------------------------------------------
                                                                      1,956,250
BANKS -- NEW YORK CITY -- 1.1%
J.P. Morgan Chase & Co. 1                              63,000         2,442,510
-------------------------------------------------------------------------------
                                                                      2,442,510
BIOTECHNOLOGY RESEARCH & PRODUCTION -- 3.0%
Biogen Idec, Inc.                                      37,620         2,379,465
Cephalon, Inc.                                         37,850         2,043,900
Genentech, Inc.                                        40,000         2,248,000
-------------------------------------------------------------------------------
                                                                      6,671,365
CASINOS & GAMBLING -- 1.1%
MGM Mirage, Inc. 1                                     50,000         2,347,000
-------------------------------------------------------------------------------
                                                                      2,347,000
COMMUNICATIONS TECHNOLOGY -- 5.2%
Avaya, Inc.                                           142,600         2,251,654
Comverse Technology, Inc.                             131,950         2,631,083
Motorola, Inc. 1                                       90,000         1,642,500
QUALCOMM, Inc. 1                                       35,500         2,590,790
Tellabs, Inc.                                         286,220         2,501,563
-------------------------------------------------------------------------------
                                                                     11,617,590
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 2.6%
Adobe Systems, Inc. 1                                  48,530         2,256,645
Microsoft Corp. 1                                     125,500         3,584,280
-------------------------------------------------------------------------------
                                                                      5,840,925
COMPUTER TECHNOLOGY -- 0.8%
SanDisk Corp.                                          81,250         1,762,312
-------------------------------------------------------------------------------
                                                                      1,762,312
CONSUMER ELECTRONICS -- 6.3%
Electronic Arts, Inc.                                  59,900         3,267,545
Harman International Industries, Inc. 1                20,000         1,820,000
Netflix, Inc.                                          93,510         3,361,685
VeriSign, Inc.                                         90,750         1,805,925
Yahoo! Inc.                                           101,328         3,681,246
-------------------------------------------------------------------------------
                                                                     13,936,401
CONSUMER PRODUCTS -- 0.9%
The Gillette Co. 1                                     46,000         1,950,400
-------------------------------------------------------------------------------
                                                                      1,950,400
CONTAINERS & PACKAGING -- PAPER & PLASTIC -- 1.1%
Smurfit-Stone Container Corp.                         120,530      $  2,404,573
-------------------------------------------------------------------------------
                                                                      2,404,573
COSMETICS -- 0.9%
Avon Products, Inc. 1                                  41,800         1,928,652
-------------------------------------------------------------------------------
                                                                      1,928,652
DIVERSIFIED PRODUCTION -- 1.1%
Danaher Corp. 1                                        45,000         2,333,250
-------------------------------------------------------------------------------
                                                                      2,333,250
DRUGS & PHARMACEUTICALS -- 6.7%
Allergan, Inc. 1                                       27,700         2,479,704
Gilead Sciences, Inc.                                  41,230         2,762,410
Merck & Co., Inc. 1                                    37,730         1,792,175
Pfizer, Inc. 1                                         71,500         2,451,020
Teva Pharmaceutical Industries Ltd., ADR 1,3           33,800         2,274,402
Valeant Pharmaceuticals International 1               156,300         3,126,000
-------------------------------------------------------------------------------
                                                                     14,885,711
EDUCATION SERVICES -- 2.9%
Career Education Corp.                                 74,880         3,411,533
University of Phoenix Online                           34,520         3,023,607
-------------------------------------------------------------------------------
                                                                      6,435,140
ELECTRONICS -- 2.6%
Amphenol Corp., Class A                                79,000         2,632,280
Vishay Intertechnology, Inc.                          167,450         3,111,221
-------------------------------------------------------------------------------
                                                                      5,743,501
ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 5.6%
Advanced Micro Devices, Inc.                          173,020         2,751,018
Altera Corp.                                          113,500         2,521,970
Broadcom Corp., Class A                                42,500         1,987,725
Marvell Technology Group Ltd.                         110,900         2,961,030
Microchip Technology, Inc. 1                           71,500         2,255,110
-------------------------------------------------------------------------------
                                                                     12,476,853
ENTERTAINMENT -- 1.0%
The Walt Disney Co. 1                                  85,000         2,166,650
-------------------------------------------------------------------------------
                                                                      2,166,650
FINANCE -- SMALL LOANS -- 1.1%
SLM Corp. 1                                            60,000         2,427,000
-------------------------------------------------------------------------------
                                                                      2,427,000
FINANCIAL -- MISCELLANEOUS -- 1.2%
MBNA Corp.1                                           100,000         2,579,000
-------------------------------------------------------------------------------
                                                                      2,579,000
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 1.3%
First Data Corp. 1                                     66,000         2,938,320
-------------------------------------------------------------------------------
                                                                      2,938,320
HEALTH CARE MANAGEMENT SERVICES -- 1.7%
Caremark Rx, Inc.                                      67,150         2,211,921
UnitedHealth Group, Inc. 1                             24,220         1,507,695
-------------------------------------------------------------------------------
                                                                      3,719,616
HEALTH CARE SERVICES -- 0.9%
Express Scripts, Inc.                                  26,250         2,079,787
-------------------------------------------------------------------------------
                                                                      2,079,787

See notes to Schedule of Investments on page 25.
The accompanying notes are an integral part of these financial statements.


10 | Call 1-800-766-FUND

June 30, 2004 (unaudited)         Foreign Currency 2   Shares             Value
-------------------------------------------------------------------------------
HOMEBUILDING -- 0.1%
Desarrolladora Homex S.A. de C.V., ADR 3               12,400      $    214,644
-------------------------------------------------------------------------------
                                                                        214,644
IDENTIFICATION CONTROL & FILTER DEVICES -- 1.5%
Agilent Technologies, Inc.                            115,700         3,387,696
-------------------------------------------------------------------------------
                                                                      3,387,696
INSURANCE -- MULTI-LINE -- 3.5%
Assurant, Inc. 1                                      115,600         3,049,528
CIGNA Corp. 1                                          33,850         2,329,218
Genworth Financial, Inc., Class A                     105,000         2,409,750
-------------------------------------------------------------------------------
                                                                      7,788,496
MACHINERY -- INDUSTRIAL/SPECIALTY -- 1.1%
Illinois Tool Works, Inc. 1                            24,650         2,363,689
-------------------------------------------------------------------------------
                                                                      2,363,689
MACHINERY -- OIL/WELL EQUIPMENT & SERVICES -- 1.0%
Smith International, Inc.                              40,650         2,266,644
-------------------------------------------------------------------------------
                                                                      2,266,644
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 6.1%
Biomet, Inc. 1                                         68,250         3,033,030
Edwards Lifesciences Corp.                             70,000         2,439,500
Kinetic Concepts, Inc.                                 47,000         2,345,300
Stryker Corp. 1                                        50,000         2,750,000
Zimmer Holdings, Inc.                                  32,450         2,862,090
-------------------------------------------------------------------------------
                                                                     13,429,920
METALS & MINERALS -- MISCELLANEOUS -- 1.0%
Noranda, Inc. 1                                  CAD  134,130         2,294,941
-------------------------------------------------------------------------------
                                                                      2,294,941
MULTI-SECTOR COMPANIES -- 1.1%
Tyco International Ltd. 1                              70,000         2,319,800
-------------------------------------------------------------------------------
                                                                      2,319,800
OIL -- CRUDE PRODUCERS -- 1.9%
Devon Energy Corp. 1                                   37,500         2,475,000
EnCana Corp. 1                                         41,100         1,773,876
-------------------------------------------------------------------------------
                                                                      4,248,876
OIL -- INTEGRATED DOMESTIC -- 1.2%
Murphy Oil Corp. 1                                     36,600         2,697,420
-------------------------------------------------------------------------------
                                                                      2,697,420
OIL -- INTEGRATED INTERNATIONAL -- 1.2%
BP PLC, ADR 1,3                                        47,500         2,544,575
-------------------------------------------------------------------------------
                                                                      2,544,575
PRODUCTION TECHNOLOGY EQUIPMENT -- 2.4%
Applied Materials, Inc.                               120,750         2,369,115
Teradyne, Inc.                                        126,000         2,860,200
-------------------------------------------------------------------------------
                                                                      5,229,315
RADIO & TV BROADCASTERS -- 2.0%
The DIRECTV Group, Inc.                               120,000         2,052,000
XM Satellite Radio Holdings, Inc., Class A             90,470         2,468,926
-------------------------------------------------------------------------------
                                                                      4,520,926
RAILROADS -- 0.9%
Burlington Northern Santa Fe Corp. 1                   58,180         2,040,373
-------------------------------------------------------------------------------
                                                                      2,040,373


June 30, 2004 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 1.2%
Friedman, Billings, Ramsey Group, Inc.,
  Class A 1                                           139,200      $  2,754,768
-------------------------------------------------------------------------------
                                                                      2,754,768
RESTAURANTS -- 1.8%
Starbucks Corp.                                        49,170         2,137,912
Yum! Brands, Inc. 1                                    50,000         1,861,000
-------------------------------------------------------------------------------
                                                                      3,998,912
RETAIL -- 7.3%
Amazon.com, Inc.                                       31,500         1,713,600
Best Buy Co., Inc. 1                                   47,500         2,410,150
Costco Wholesale Corp. 1                               45,000         1,848,150
Fisher Scientific International, Inc.                  37,500         2,165,625
PETsMART, Inc. 1                                       72,000         2,336,400
Staples, Inc. 1                                       108,100         3,168,411
Target Corp. 1                                         60,500         2,569,435
-------------------------------------------------------------------------------
                                                                     16,211,771
SERVICES -- COMMERCIAL -- 2.3%
Allied Waste Industries, Inc.                         250,000         3,295,000
Robert Half International, Inc. 1                      58,700         1,747,499
-------------------------------------------------------------------------------
                                                                      5,042,499
STEEL -- 1.7%
Nucor Corp. 1                                          50,000         3,838,000
-------------------------------------------------------------------------------
                                                                      3,838,000
UTILITIES -- CABLE TV & RADIO -- 0.7%
UnitedGlobalCom, Inc., Class A                        220,000         1,597,200
-------------------------------------------------------------------------------
                                                                      1,597,200
UTILITIES -- GAS DISTRIBUTORS -- 1.0%
Questar Corp. 1                                        57,500         2,221,800
-------------------------------------------------------------------------------
                                                                      2,221,800
UTILITIES -- GAS PIPELINES -- 1.1%
The Williams Cos., Inc. 1                             207,500         2,469,250
-------------------------------------------------------------------------------
                                                                      2,469,250
UTILITIES -- TELECOMMUNICATIONS -- 1.3%
Nextel Partners, Inc., Class A                        184,780         2,941,698
-------------------------------------------------------------------------------
                                                                      2,941,698
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $189,251,281)                             218,905,106
-------------------------------------------------------------------------------

                                                                          Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.1%
BlackRock Liquidity Funds TempCash
  Portfolio 7                                                         2,460,285
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $2,460,285)                        2,460,285
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.8% (Cost $191,711,566)                      221,365,391
-------------------------------------------------------------------------------
OTHER ASSETS, NET -- 0.2%                                               511,915
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $221,877,306
-------------------------------------------------------------------------------

                                See notes to Schedule of Investments on page 25.
      The accompanying notes are an integral part of these financial statements.

                                                      www.RSinvestments.com | 11

SCHEDULE OF INVESTMENTS - THE INFORMATION AGE FUND(R)


June 30, 2004 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------
COMMON STOCKS -- 97.2%
ADVERTISING AGENCIES -- 3.6%
Marchex, Inc., Class B                                181,500      $  2,025,540
ValueClick, Inc.                                      310,750         3,722,785
-------------------------------------------------------------------------------
                                                                      5,748,325
AEROSPACE -- 0.3%
MTC Technologies, Inc.                                 18,950           489,289
-------------------------------------------------------------------------------
                                                                        489,289
COMMERCIAL INFORMATION SERVICES -- 1.9%
Ask Jeeves, Inc.                                       79,050         3,085,321
-------------------------------------------------------------------------------
                                                                      3,085,321
COMMUNICATIONS & MEDIA -- 1.4%
Linktone Ltd., ADR 3                                   67,700           741,315
Time Warner, Inc.                                      90,300         1,587,474
-------------------------------------------------------------------------------
                                                                      2,328,789
COMMUNICATIONS TECHNOLOGY -- 9.7%
ADTRAN, Inc. 1                                         37,000         1,234,690
AudioCodes Ltd.                                       168,200         2,015,036
Carrier Access Corp.                                  192,200         2,291,024
Ditech Communications Corp.                            65,250         1,522,935
Juniper Networks, Inc.                                 69,900         1,717,443
Research In Motion Ltd.                                36,000         2,463,840
Verisity Ltd.                                         155,750           934,500
WebEx Communications, Inc.                            160,400         3,490,304
-------------------------------------------------------------------------------
                                                                     15,669,772
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 30.2%
Agile Software Corp.                                   50,750           444,062
Akamai Technologies, Inc.                              92,200         1,654,990
Altiris, Inc.                                         205,700         5,679,377
Blue Coat Systems, Inc.                                37,900         1,269,271
Check Point Software Technologies Ltd.                 42,900         1,157,871
Chordiant Software, Inc.                              712,100         3,247,176
Cognizant Technology Solutions Corp.                   30,300           769,923
Digital River, Inc.                                    38,700         1,262,781
Digitas, Inc.                                         204,850         2,259,495
eCollege.com, Inc.                                     39,000           624,000
Hyperion Solutions Corp.                               13,100           572,732
Informatica Corp.                                     285,250         2,176,457
Interwoven, Inc.                                      150,725         1,522,323
Jupitermedia Corp.                                    129,250         1,830,180
Macromedia, Inc.                                       88,300         2,167,765
Magma Design Automation, Inc.                         233,400         4,488,282
Mamma.com, Inc.                                        65,800           788,942
Mercury Interactive Corp.                              20,750         1,033,973
Micromuse, Inc.                                       595,600         3,984,564
MicroStrategy, Inc., Class A                           37,100         1,584,170
Packeteer, Inc.                                        97,500         1,574,625
PDF Solutions, Inc.                                   100,900           854,623
Quest Software, Inc.                                  177,100         2,284,590
Retek, Inc.                                           503,000         3,088,420
Salesforce.com, Inc.                                    6,700           107,669
Shanda Interactive Entertainment Ltd., ADR 3           56,200           866,604


June 30, 2004 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------
COMPUTER SERVICES, SOFTWARE & SYSTEMS (Continued)
SupportSoft, Inc.                                      46,800      $    406,224
Symantec Corp.                                         16,400           717,992
Tom Online, Inc., ADR 3                                   450             6,035
VERITAS Software Corp.                                 16,150           447,355
-------------------------------------------------------------------------------
                                                                     48,872,471
COMPUTER TECHNOLOGY -- 3.1%
M-Systems Flash Disk Pioneers Ltd.                    245,100         3,654,441
Trident Microsystems, Inc.                            119,950         1,344,639
-------------------------------------------------------------------------------
                                                                      4,999,080
CONSUMER ELECTRONICS -- 13.1%
CNET Networks, Inc.                                   210,950         2,335,216
Electronic Arts, Inc.                                  33,300         1,816,515
InfoSpace, Inc.                                       142,650         5,426,406
iVillage, Inc.                                        122,000           774,700
Netease.com, Inc., ADR 3                               20,100           830,532
Netflix, Inc.                                         107,250         3,855,638
SINA Corp.                                             23,000           758,770
Yahoo! Inc.                                           149,898         5,445,794
-------------------------------------------------------------------------------
                                                                     21,243,571
ELECTRICAL & ELECTRONICS -- 1.3%
Power Integrations, Inc.                               87,650         2,182,485
-------------------------------------------------------------------------------
                                                                      2,182,485
ELECTRICAL EQUIPMENT & COMPONENTS -- 1.8%
Sonic Solutions                                       140,850         2,993,063
-------------------------------------------------------------------------------
                                                                      2,993,063
ELECTRONICS -- 0.5%
AU Optronics Corp., ADR 3                              48,150           783,401
-------------------------------------------------------------------------------
                                                                        783,401
ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 11.3%
Broadcom Corp., Class A                                32,050         1,498,978
FormFactor, Inc.                                       91,650         2,057,542
Marvell Technology Group Ltd.                          38,600         1,030,620
Mindspeed Technologies, Inc.                          310,000         1,537,600
O2Micro International Ltd.                            317,550         5,407,877
OmniVision Technologies, Inc.                          94,150         1,501,693
PowerDsine Ltd.                                         9,750           117,878
Sigmatel, Inc.                                         78,600         2,284,116
Tessera Technologies, Inc.                             67,050         1,208,241
Virage Logic Corp.                                    178,050         1,620,255
-------------------------------------------------------------------------------
                                                                     18,264,800
ENTERTAINMENT -- 1.2%
Pixar                                                  28,400         1,974,084
-------------------------------------------------------------------------------
                                                                      1,974,084
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 0.7%
TradeStation Group, Inc.                              161,700         1,162,623
-------------------------------------------------------------------------------
                                                                      1,162,623
FINANCIAL INFORMATION SERVICES -- 1.3%
HomeStore, Inc.                                       529,200         2,111,508
-------------------------------------------------------------------------------
                                                                      2,111,508
PRODUCTION TECHNOLOGY EQUIPMENT -- 3.5%
August Technology Corp.                               102,100         1,280,334


See notes to Schedule of Investments on page 25.
The accompanying notes are an integral part of these financial statements.


12 | Call 1-800-766-FUND

June 30, 2004 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------
PRODUCTION TECHNOLOGY EQUIPMENT (Continued)
Axcelis Technologies, Inc.                            184,900      $  2,300,156
Credence Systems Corp.                                147,800         2,039,640
-------------------------------------------------------------------------------
                                                                      5,620,130
RETAIL -- 3.1%
Amazon.com, Inc.                                       32,200         1,751,680
Overstock.com, Inc.                                    32,900         1,285,732
Priceline.com, Inc.                                    72,100         1,941,653
-------------------------------------------------------------------------------
                                                                      4,979,065
SERVICES -- COMMERCIAL -- 7.7%
Autobytel, Inc.                                       108,250           982,910
Ctrip.com International Ltd., ADR 3                    26,900           910,027
DiamondCluster International, Inc.                     38,750           336,737
eBay, Inc.                                             57,850         5,319,308
InterActiveCorp                                        64,922         1,956,749
Monster Worldwide, Inc.                               117,550         3,023,386
-------------------------------------------------------------------------------
                                                                     12,529,117
TELECOMMUNICATIONS EQUIPMENT -- 1.5%
Powerwave Technologies, Inc.                          176,100         1,355,970
Symmetricom, Inc.                                     120,850         1,075,565
-------------------------------------------------------------------------------
                                                                      2,431,535
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $119,884,387)                             157,468,429
-------------------------------------------------------------------------------


June 30, 2004 (unaudited)                            Warrants             Value
-------------------------------------------------------------------------------
WARRANTS -- 0.3%
COMMUNICATIONS TECHNOLOGY -- 0.3%
Novatel Wireless, Inc., Strike 18.00,
  Expires 12/20/05 4,6                                 33,247      $    448,446
-------------------------------------------------------------------------------
                                                                        448,446
-------------------------------------------------------------------------------
TOTAL WARRANTS (Cost $156,260)                                          448,446
-------------------------------------------------------------------------------


                                                                          Value
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.5%
BlackRock Liquidity Funds TempCash
  Portfolio 7                                                         4,001,279
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $4,001,279)                        4,001,279
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.0% (Cost $124,041,926)                     161,918,154
-------------------------------------------------------------------------------
OTHER ASSETS, NET -- 0.0%                                                59,291
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $161,977,445
-------------------------------------------------------------------------------


                                See notes to Schedule of Investments on page 25.
      The accompanying notes are an integral part of these financial statements.

                                                      www.RSinvestments.com | 13

SCHEDULE OF INVESTMENTS - RS INTERNET AGE FUND(R)


June 30, 2004 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------
COMMON STOCKS -- 95.3%
ADVERTISING AGENCIES -- 4.1%
Marchex, Inc., Class B - Advertising
  Agencies                                            204,300       $  2,279,988
ValueClick, Inc.                                      224,600          2,690,708
--------------------------------------------------------------------------------
                                                                       4,970,696
AEROSPACE -- 0.3%
MTC Technologies, Inc.                                 13,600            351,152
--------------------------------------------------------------------------------
                                                                         351,152
COMMERCIAL INFORMATION SERVICES -- 1.9%
Ask Jeeves, Inc.                                       59,000          2,302,770
--------------------------------------------------------------------------------
                                                                       2,302,770
COMMUNICATIONS & MEDIA -- 1.4%
Linktone Ltd., ADR 3                                   49,300            539,835
Time Warner, Inc.                                      65,800          1,156,764
--------------------------------------------------------------------------------
                                                                       1,696,599
COMMUNICATIONS TECHNOLOGY -- 9.0%
ADTRAN, Inc. 1                                         27,600            921,012
AudioCodes Ltd.                                       125,300          1,501,094
Carrier Access Corp.                                  137,950          1,644,364
Ditech Communications Corp.                            48,600          1,134,324
Research In Motion Ltd.                                25,800          1,765,752
Verisity Ltd.                                         218,000          1,308,000
WebEx Communications, Inc.                            119,800          2,606,848
--------------------------------------------------------------------------------
                                                                      10,881,394
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 29.2%
Agile Software Corp.                                   36,400            318,500
Akamai Technologies, Inc.                              66,200          1,188,290
Altiris, Inc.                                         147,500          4,072,475
Blue Coat Systems, Inc.                                28,000            937,720
Check Point Software Technologies Ltd.                 30,800            831,292
Chordiant Software, Inc.                              511,100          2,330,616
Cognizant Technology Solutions Corp.                   22,700            576,807
Digital River, Inc.                                    28,800            939,744
Digitas, Inc.                                         153,600          1,694,208
eCollege.com, Inc.                                     29,100            465,600
Hyperion Solutions Corp.                                9,900            432,828
Informatica Corp.                                     204,200          1,558,046
Interwoven, Inc.                                      108,175          1,092,567
Jupitermedia Corp.                                     94,650          1,340,244
Macromedia, Inc.                                       62,500          1,534,375
Magma Design Automation, Inc.                         167,300          3,217,179
Mamma.com, Inc.                                        47,200            565,928
Mercury Interactive Corp.                              14,900            742,467
Micromuse, Inc.                                       426,900          2,855,961
MicroStrategy, Inc., Class A                           26,600          1,135,820
Packeteer, Inc.                                        70,000          1,130,500
PDF Solutions, Inc.                                    75,600            640,332
Quest Software, Inc.                                  127,100          1,639,590
Retek, Inc.                                           360,500          2,213,470
Salesforce.com, Inc.                                    5,050             81,153
Shanda Interactive Entertainment Ltd., ADR 3           40,900            630,678


June 30, 2004 (unaudited)                              Shares             Value
-------------------------------------------------------------------------------
COMPUTER SERVICES, SOFTWARE & SYSTEMS (Continued)
SupportSoft, Inc.                                      35,200       $    305,536
Symantec Corp.                                         12,300            538,494
Tom Online, Inc., ADR 3                                   350              4,694
VERITAS Software Corp.                                 11,600            321,320
--------------------------------------------------------------------------------
                                                                      35,336,434
COMPUTER TECHNOLOGY -- 3.0%
M-Systems Flash Disk Pioneers Ltd.                    175,900          2,622,669
Trident Microsystems, Inc.                             86,100            965,181
--------------------------------------------------------------------------------
                                                                       3,587,850
CONSUMER ELECTRONICS -- 12.6%
CNET Networks, Inc.                                   151,400          1,675,998
Electronic Arts, Inc.                                  23,900          1,303,745
InfoSpace, Inc.                                       103,100          3,921,924
iVillage, Inc.                                         91,100            578,485
Netease.com, Inc., ADR 3                               14,600            603,272
Netflix, Inc.                                          77,000          2,768,150
SINA Corp.                                             16,800            554,232
Yahoo! Inc.                                           107,580          3,908,381
--------------------------------------------------------------------------------
                                                                      15,314,187
ELECTRICAL & ELECTRONICS -- 1.3%
Power Integrations, Inc.                               63,300          1,576,170
--------------------------------------------------------------------------------
                                                                       1,576,170
ELECTRICAL EQUIPMENT & COMPONENTS -- 1.8%
Sonic Solutions                                       101,100          2,148,375
--------------------------------------------------------------------------------
                                                                       2,148,375
ELECTRONICS -- 0.5%
AU Optronics Corp. ADR 3                               36,150            588,161
--------------------------------------------------------------------------------
                                                                         588,161
ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 11.8%
Broadcom Corp., Class A                                23,000          1,075,710
Conexant Systems, Inc.                                169,600            734,368
FormFactor, Inc.                                       65,800          1,477,210
Marvell Technology Group Ltd.                          28,800            768,960
Mindspeed Technologies, Inc.                          224,100          1,111,536
O2Micro International Ltd.                            250,100          4,259,203
OmniVision Technologies, Inc.                          67,600          1,078,220
PowerDsine Ltd.                                         7,300             88,257
Sigmatel, Inc.                                         56,400          1,638,984
Tessera Technologies, Inc.                             48,100            866,762
Virage Logic Corp.                                    127,800          1,162,980
--------------------------------------------------------------------------------
                                                                      14,262,190
ENTERTAINMENT -- 1.2%
Pixar                                                  21,300          1,480,563
--------------------------------------------------------------------------------
                                                                       1,480,563
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 0.7%
TradeStation Group, Inc.                              120,600            867,114
--------------------------------------------------------------------------------
                                                                         867,114
FINANCIAL INFORMATION SERVICES -- 1.3%
HomeStore, Inc.                                       394,200          1,572,858
--------------------------------------------------------------------------------
                                                                       1,572,858


See notes to Schedule of Investments on page 25.
The accompanying notes are an integral part of these financial statements.


14 | Call 1-800-766-FUND

June 30, 2004 (unaudited)                              Shares              Value
--------------------------------------------------------------------------------
PRODUCTION TECHNOLOGY EQUIPMENT -- 3.3%
August Technology Corp.                                73,300       $    919,182
Axcelis Technologies, Inc.                            132,700          1,650,788
Credence Systems Corp.                                106,100          1,464,180
--------------------------------------------------------------------------------
                                                                       4,034,150
RETAIL -- 3.0%
Amazon.com, Inc.                                       23,100          1,256,640
Overstock.com, Inc.                                    23,600            922,288
Priceline.com, Inc.                                    53,700          1,446,141
--------------------------------------------------------------------------------
                                                                       3,625,069
SERVICES -- COMMERCIAL -- 7.5%
Autobytel, Inc.                                        77,700            705,516
Ctrip.com International Ltd., ADR 3                    19,600            663,068
DiamondCluster International, Inc.                     27,800            241,582
eBay, Inc.                                             41,500          3,815,925
InterActiveCorp                                        48,305          1,455,913
Monster Worldwide, Inc.                                84,400          2,170,768
--------------------------------------------------------------------------------
                                                                       9,052,772
TELECOMMUNICATIONS EQUIPMENT -- 1.4%
Powerwave Technologies, Inc.                          126,400            973,280
Symmetricom, Inc.                                      88,000            783,200
--------------------------------------------------------------------------------
                                                                       1,756,480
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $90,304,777)                               115,404,984
--------------------------------------------------------------------------------


June 30, 2004 (unaudited)                            Warrants              Value
--------------------------------------------------------------------------------
WARRANTS -- 0.2%
COMMUNICATIONS TECHNOLOGY -- 0.2%
Novatel Wireless, Inc., Strike 18.00,
  Expires 12/20/05 4,6                                 18,701       $    252,252
--------------------------------------------------------------------------------
                                                                         252,252
--------------------------------------------------------------------------------
TOTAL WARRANTS (Cost $87,896)                                            252,252
--------------------------------------------------------------------------------


                                                                           Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.2%
BlackRock Liquidity Funds TempCash
  Portfolio 7                                                          5,069,592
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $5,069,592)                         5,069,592
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.7% (Cost $95,462,265)                        120,726,828
--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 0.3%                                                397,286
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $121,124,114
--------------------------------------------------------------------------------


                                See notes to Schedule of Investments on page 25.
      The accompanying notes are an integral part of these financial statements.

                                                      www.RSinvestments.com | 15

SCHEDULE OF INVESTMENTS - RS MIDCAP OPPORTUNITIES FUND


June 30, 2004 (unaudited)                              Shares              Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.1%
ADVERTISING AGENCIES -- 1.1%
Lamar Advertising Co.                                  40,000       $  1,734,000
--------------------------------------------------------------------------------
                                                                       1,734,000
ALUMINUM -- 0.8%
Alcan, Inc. 1                                          30,430          1,259,802
--------------------------------------------------------------------------------
                                                                       1,259,802
BANKS -- OUTSIDE NEW YORK CITY -- 1.0%
Doral Financial Corp. 1                                46,250          1,595,625
--------------------------------------------------------------------------------
                                                                       1,595,625
BIOTECHNOLOGY RESEARCH & PRODUCTION -- 3.7%
Biogen Idec, Inc.                                      27,220          1,721,665
Celgene Corp.                                          22,000          1,259,720
Cephalon, Inc.                                         21,400          1,155,600
OSI Pharmaceuticals, Inc.                              23,650          1,665,906
--------------------------------------------------------------------------------
                                                                       5,802,891
BUILDING MATERIALS -- 1.9%
Hughes Supply, Inc. 1                                  23,750          1,399,587
Vulcan Materials Co. 1                                 33,600          1,597,680
--------------------------------------------------------------------------------
                                                                       2,997,267
CASINOS & GAMBLING -- 2.2%
MGM Mirage, Inc. 1                                     30,850          1,448,099
Station Casinos, Inc. 1                                40,900          1,979,560
--------------------------------------------------------------------------------
                                                                       3,427,659
COAL -- 1.0%
Peabody Energy Corp. 1                                 26,500          1,483,735
--------------------------------------------------------------------------------
                                                                       1,483,735
COMMERCIAL INFORMATION SERVICES -- 0.7%
Ask Jeeves, Inc.                                       27,850          1,086,985
--------------------------------------------------------------------------------
                                                                       1,086,985
COMMUNICATIONS TECHNOLOGY -- 4.1%
Avaya, Inc.                                            85,700          1,353,203
Comverse Technology, Inc.                              85,850          1,711,849
L-3 Communications Holdings, Inc. 1                    23,500          1,569,800
Tellabs, Inc.                                         196,340          1,716,012
--------------------------------------------------------------------------------
                                                                       6,350,864
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 2.3%
Adobe Systems, Inc. 1                                  36,090          1,678,185
Electronics for Imaging                                24,600            695,196
Macromedia, Inc.                                       51,150          1,255,732
--------------------------------------------------------------------------------
                                                                       3,629,113
COMPUTER TECHNOLOGY -- 0.8%
SanDisk Corp.                                          56,250          1,220,062
--------------------------------------------------------------------------------
                                                                       1,220,062
CONSUMER ELECTRONICS -- 6.1%
CNET Networks, Inc.                                   191,450          2,119,351
Electronic Arts, Inc.                                  35,600          1,941,980
Harman International Industries, Inc. 1                14,000          1,274,000
Netflix, Inc.                                          81,060          2,914,107
VeriSign, Inc.                                         62,950          1,252,705
--------------------------------------------------------------------------------
                                                                       9,502,143


June 30, 2004 (unaudited)                              Shares              Value
--------------------------------------------------------------------------------
DRUGS & PHARMACEUTICALS -- 7.0%
Allergan, Inc. 1                                       16,450       $  1,472,604
Gilead Sciences, Inc.                                  29,800          1,996,600
Ivax Corp.                                             71,250          1,709,287
Medicis Pharmaceutical Corp., Class A 1                37,400          1,494,130
Shire Pharmaceuticals Group PLC, ADR 3                 43,070          1,151,692
Teva Pharmaceutical Industries Ltd., ADR 1,3           17,500          1,177,575
Valeant Pharmaceuticals International 1                94,940          1,898,800
--------------------------------------------------------------------------------
                                                                      10,900,688
EDUCATION SERVICES -- 2.5%
Career Education Corp.                                 48,990          2,231,984
University of Phoenix Online                           19,190          1,680,852
--------------------------------------------------------------------------------
                                                                       3,912,836
ELECTRONICS -- 1.1%
Amphenol Corp., Class A                                49,100          1,636,012
--------------------------------------------------------------------------------
                                                                       1,636,012
ELECTRONICS -- INSTRUMENTS, GAUGES & METERS -- 1.1%
Tektronix, Inc. 1                                      49,650          1,689,093
--------------------------------------------------------------------------------
                                                                       1,689,093
ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 5.0%
Altera Corp.                                           74,850          1,663,167
Broadcom Corp., Class A                                30,350          1,419,470
Marvell Technology Group Ltd.                          62,500          1,668,750
Microchip Technology, Inc. 1                           43,250          1,364,105
Skyworks Solutions, Inc.                              189,000          1,649,970
--------------------------------------------------------------------------------
                                                                       7,765,462
ENERGY -- MISCELLANEOUS -- 1.4%
Reliant Energy, Inc.                                  196,880          2,132,210
--------------------------------------------------------------------------------
                                                                       2,132,210
FINANCE -- SMALL LOANS -- 1.1%
AmeriCredit Corp.                                      87,300          1,704,969
--------------------------------------------------------------------------------
                                                                       1,704,969
FINANCIAL -- MISCELLANEOUS -- 2.3%
CapitalSource, Inc.                                    75,500          1,845,975
Providian Financial Corp.                             115,900          1,700,253
--------------------------------------------------------------------------------
                                                                       3,546,228
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 2.2%
Alliance Data Systems Corp.                            39,050          1,649,863
Global Payments, Inc. 1                                38,950          1,753,529
--------------------------------------------------------------------------------
                                                                       3,403,392
HEALTH CARE FACILITIES -- 2.4%
DaVita, Inc.                                           41,400          1,276,362
HEALTHSOUTH Corp.                                     205,410          1,232,460
Quest Diagnostics, Inc. 1                              14,450          1,227,528
--------------------------------------------------------------------------------
                                                                       3,736,350
HEALTH CARE MANAGEMENT SERVICES -- 1.0%
Caremark Rx, Inc.                                      47,250          1,556,415
--------------------------------------------------------------------------------
                                                                       1,556,415
HEALTH CARE SERVICES -- 0.9%
Express Scripts, Inc.                                  17,650          1,398,410
--------------------------------------------------------------------------------
                                                                       1,398,410


See notes to Schedule of Investments on page 25.
The accompanying notes are an integral part of these financial statements.

CALL 1-800-766-FUND | 16

June 30, 2004 (unaudited)         Foreign Currency 2   Shares              Value
--------------------------------------------------------------------------------
HOMEBUILDING -- 0.1%
Desarrolladora Homex S.A. de C.V., ADR 3                8,650       $    149,732
--------------------------------------------------------------------------------
                                                                         149,732
IDENTIFICATION CONTROL & FILTER DEVICES -- 1.2%
Agilent Technologies, Inc.                             65,620          1,921,354
--------------------------------------------------------------------------------
                                                                       1,921,354
INSURANCE -- MULTI-LINE -- 4.0%
Assurant, Inc. 1                                       70,850          1,869,023
CIGNA Corp. 1                                          24,030          1,653,504
Genworth Financial, Inc., Class A                      70,000          1,606,500
Unitrin, Inc. 1                                        26,850          1,143,810
--------------------------------------------------------------------------------
                                                                       6,272,837
MACHINERY -- OIL/WELL EQUIPMENT & SERVICES -- 1.8%
Grant Prideco, Inc.                                    78,200          1,443,572
Smith International, Inc.                              24,450          1,363,332
--------------------------------------------------------------------------------
                                                                       2,806,904
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 5.4%
Biomet, Inc. 1                                         30,650          1,362,086
Cytyc Corp.                                            87,250          2,213,533
Edwards Lifesciences Corp.                             44,500          1,550,825
Kinetic Concepts, Inc.                                 34,100          1,701,590
Zimmer Holdings, Inc.                                  17,100          1,508,220
--------------------------------------------------------------------------------
                                                                       8,336,254
METALS & MINERALS -- MISCELLANEOUS -- 0.8%
Noranda, Inc. 1                                  CAD   75,770          1,296,412
--------------------------------------------------------------------------------
                                                                       1,296,412
OIL -- CRUDE PRODUCERS -- 1.0%
Newfield Exploration Co.                               28,900          1,610,886
--------------------------------------------------------------------------------
                                                                       1,610,886
OIL -- INTEGRATED DOMESTIC -- 0.9%
Murphy Oil Corp. 1                                     18,300          1,348,710
--------------------------------------------------------------------------------
                                                                       1,348,710
PAINTS & COATINGS -- 0.9%
RPM International, Inc. 1                              92,300          1,402,960
--------------------------------------------------------------------------------
                                                                       1,402,960
PRODUCTION TECHNOLOGY EQUIPMENT -- 2.6%
Lam Research Corp.                                     76,290          2,044,572
Teradyne, Inc.                                         85,000          1,929,500
--------------------------------------------------------------------------------
                                                                       3,974,072
RADIO & TV BROADCASTERS -- 1.1%
XM Satellite Radio Holdings, Inc., Class A             63,790          1,740,829
--------------------------------------------------------------------------------
                                                                       1,740,829
REAL ESTATE INVESTMENT TRUSTS -- 1.0%
Friedman, Billings, Ramsey Group, Inc.,
  Class A 1                                            76,950          1,522,841
--------------------------------------------------------------------------------
                                                                       1,522,841


June 30, 2004 (unaudited)                              Shares              Value
--------------------------------------------------------------------------------
RENTAL & LEASING SERVICES -- COMMERCIAL -- 1.0%
Ryder System, Inc. 1                                   37,900       $  1,518,653
--------------------------------------------------------------------------------
                                                                       1,518,653
RESTAURANTS -- 1.0%
Starbucks Corp.                                        34,690          1,508,321
--------------------------------------------------------------------------------
                                                                       1,508,321
RETAIL -- 6.0%
Best Buy Co., Inc. 1                                   29,640          1,503,934
Limited Brands, Inc. 1                                 57,450          1,074,315
Michaels Stores, Inc. 1                                24,650          1,355,750
Pacific Sunwear of California, Inc.                    55,520          1,086,526
PETsMART, Inc. 1                                       45,200          1,466,740
Staples, Inc. 1                                        51,300          1,503,603
Urban Outfitters, Inc.                                 21,970          1,338,193
--------------------------------------------------------------------------------
                                                                       9,329,061
SAVINGS & LOAN -- 0.9%
Sovereign Bancorp, Inc. 1                              61,600          1,361,360
--------------------------------------------------------------------------------
                                                                       1,361,360
SERVICES -- COMMERCIAL -- 4.9%
Allied Waste Industries, Inc.                         125,250          1,650,795
Monster Worldwide, Inc.                                67,620          1,739,186
Robert Half International, Inc. 1                      41,550          1,236,943
Sirva, Inc.                                            68,350          1,572,050
The Corporate Executive Board Co. 1                    24,450          1,412,966
--------------------------------------------------------------------------------
                                                                       7,611,940
STEEL -- 0.8%
Nucor Corp. 1                                          17,000          1,304,920
--------------------------------------------------------------------------------
                                                                       1,304,920
TELECOMMUNICATIONS EQUIPMENT -- 3.7%
American Tower Corp., Class A                         103,450          1,572,440
Andrew Corp.                                           66,200          1,324,662
Crown Castle International Corp.                       98,200          1,448,450
Polycom, Inc.                                          62,000          1,389,420
--------------------------------------------------------------------------------
                                                                       5,734,972
TEXTILE -- APPAREL MANUFACTURERS -- 1.1%
Polo Ralph Lauren Corp. 1                              49,500          1,705,275
--------------------------------------------------------------------------------
                                                                       1,705,275
UTILITIES -- GAS DISTRIBUTORS -- 0.8%
Questar Corp. 1                                        29,930          1,156,495
--------------------------------------------------------------------------------
                                                                       1,156,495
UTILITIES -- GAS PIPELINES -- 1.1%
The Williams Cos., Inc. 1                             145,980          1,737,162
--------------------------------------------------------------------------------
                                                                       1,737,162
UTILITIES -- TELECOMMUNICATIONS -- 1.3%
Nextel Partners, Inc., Class A                        127,910          2,036,327
--------------------------------------------------------------------------------
                                                                       2,036,327

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $127,496,264)                              150,860,488
--------------------------------------------------------------------------------

                                See notes to Schedule of Investments on page 25.
      The accompanying notes are an integral part of these financial statements.

                                                      www.RSinvestments.com | 17

SCHEDULE OF INVESTMENTS - RS MIDCAP OPPORTUNITIES FUND
                                           (Continued)


June 30, 2004 (unaudited)                                                  Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.3%
BlackRock Liquidity Funds TempCash
  Portfolio 7                                                       $  2,039,737
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $2,039,737)                         2,039,737
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.4% (Cost $129,536,001)                       152,900,225
--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 1.6%                                              2,444,201
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $155,344,426
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 25.
The accompanying notes are an integral part of these financial statements.

18 | Call 1-800-766-FUND

SCHEDULE OF INVESTMENTS - RS SMALLER COMPANY GROWTH FUND


June 30, 2004 (unaudited)                              Shares              Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 96.0%
ADVERTISING AGENCIES -- 1.2%
ValueClick, Inc.                                      218,750       $  2,620,625
--------------------------------------------------------------------------------
                                                                       2,620,625
AUTO PARTS -- AFTERMARKET -- 0.6%
TBC Corp.                                              57,300          1,363,740
--------------------------------------------------------------------------------
                                                                       1,363,740
AUTO TRUCKS & PARTS -- 1.0%
Wabash National Corp.                                  78,700          2,168,185
--------------------------------------------------------------------------------
                                                                       2,168,185
BANKS -- OUTSIDE NEW YORK CITY -- 2.2%
Nara Bancorp, Inc. 1                                  166,200          2,847,006
PrivateBancorp, Inc. 1                                 69,810          1,916,983
--------------------------------------------------------------------------------
                                                                       4,763,989
BEVERAGE -- SOFT DRINKS -- 0.6%
Peet's Coffee & Tea, Inc.                              51,950          1,298,230
--------------------------------------------------------------------------------
                                                                       1,298,230
BIOTECHNOLOGY RESEARCH & PRODUCTION -- 3.5%
Alexion Pharmaceuticals, Inc.                          81,050          1,507,530
ArthroCare Corp.                                       42,900          1,247,532
Cypress Bioscience, Inc.                               86,500          1,187,645
Discovery Laboratories, Inc.                          136,000          1,304,240
Oscient Pharmaceuticals Corp.                         265,900          1,358,749
Rigel Pharmaceuticals, Inc.                            56,200            798,602
--------------------------------------------------------------------------------
                                                                       7,404,298
CASINOS & GAMBLING -- 2.6%
Multimedia Games, Inc.                                 83,300          2,234,106
Scientific Games Corp., Class A                       172,300          3,297,822
--------------------------------------------------------------------------------
                                                                       5,531,928
COMMUNICATIONS TECHNOLOGY -- 1.9%
Carrier Access Corp.                                  167,200          1,993,024
Ixia                                                  203,300          2,000,472
--------------------------------------------------------------------------------
                                                                       3,993,496
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 11.7%
Citadel Security Software, Inc.                       320,700            987,756
Digitas, Inc.                                         227,750          2,512,082
Embarcadero Technologies, Inc.                        148,300          1,832,988
Jupitermedia Corp.                                     36,800            521,088
Keynote Systems, Inc.                                 203,000          2,791,250
Lionbridge Technologies, Inc.                         152,700          1,168,155
LivePerson, Inc.                                      585,100          1,761,151
Merge Technologies, Inc.                              113,550          1,661,236
Open Solutions, Inc.                                   90,600          2,263,188
RADWARE Ltd.                                          104,000          1,773,200
SafeNet, Inc.                                          57,850          1,601,288
Salesforce.com, Inc.                                    9,000            144,630
Shanda Interactive Entertainment Ltd., ADR 3           69,100          1,065,522
Synplicity, Inc.                                      222,500          1,334,778
Tumbleweed Communications Corp.                       357,800          1,524,228
Zoran Corp.                                           107,300          1,968,955
--------------------------------------------------------------------------------
                                                                      24,911,495


June 30, 2004 (unaudited)                              Shares              Value
--------------------------------------------------------------------------------
COMPUTER TECHNOLOGY -- 1.2%
M-Systems Flash Disk Pioneers Ltd.                    109,650       $  1,634,881
Trident Microsystems, Inc.                             92,900          1,041,409
--------------------------------------------------------------------------------
                                                                       2,676,290
CONSUMER ELECTRONICS -- 4.0%
CNET Networks, Inc.                                   254,100          2,812,887
FindWhat.com                                           78,600          1,818,804
InfoSpace, Inc.                                        69,650          2,649,486
United Online, Inc.                                    66,500          1,171,065
--------------------------------------------------------------------------------
                                                                       8,452,242
DRUGS & PHARMACEUTICALS -- 4.0%
AtheroGenics, Inc.                                     45,050            857,301
Atrix Laboratories, Inc.                               40,000          1,371,200
Bradley Pharmaceuticals, Inc.                          72,700          2,028,330
Connetics Corp.                                        95,100          1,921,020
Durect Corp.                                          369,100          1,288,159
QLT, Inc.                                              53,900          1,079,078
--------------------------------------------------------------------------------
                                                                       8,545,088
EDUCATION SERVICES -- 1.0%
Laureate Education, Inc.                               56,110          2,145,646
--------------------------------------------------------------------------------
                                                                       2,145,646
ELECTRICAL & ELECTRONICS -- 0.8%
Power Integrations, Inc.                               66,300          1,650,870
--------------------------------------------------------------------------------
                                                                       1,650,870
ELECTRONICS -- 2.7%
BEI Technologies, Inc. 1                               66,200          1,874,122
Semtech Corp.                                          90,100          2,120,954
SRS Labs, Inc.                                        306,500          1,682,378
--------------------------------------------------------------------------------
                                                                       5,677,454
ELECTRONICS -- MEDICAL SYSTEMS -- 3.1%
Endocardial Solutions, Inc.                            71,900            744,165
Hologic, Inc.                                          83,100          1,932,075
Intuitive Surgical, Inc.                              116,650          2,216,350
TriPath Imaging, Inc.                                 195,550          1,840,125
--------------------------------------------------------------------------------
                                                                       6,732,715
ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 4.7%
Artisan Components, Inc.                               70,800          1,826,640
FormFactor, Inc.                                       30,000            673,500
LogicVision, Inc.                                     406,350          1,137,780
O2Micro International Ltd.                            154,500          2,631,135
Sigmatel, Inc.                                         69,100          2,008,046
Silicon Image, Inc.                                   133,200          1,748,916
--------------------------------------------------------------------------------
                                                                      10,026,017
ELECTRONICS -- TECHNOLOGY -- 1.2%
Sypris Solutions, Inc. 1                              130,700          2,508,133
--------------------------------------------------------------------------------
                                                                       2,508,133
ENTERTAINMENT -- 0.7%
Image Entertainment, Inc.                             434,300          1,563,480
--------------------------------------------------------------------------------
                                                                       1,563,480
FINANCE COMPANIES -- 0.8%
Saxon Capital, Inc.                                    76,200          1,739,646
--------------------------------------------------------------------------------
                                                                       1,739,646


                                See notes to Schedule of Investments on page 25.
      The accompanying notes are an integral part of these financial statements.

                                                      www.RSinvestments.com | 19

SCHEDULE OF INVESTMENTS - RS SMALLER COMPANY GROWTH FUND
                                             (Continued)


June 30, 2004 (unaudited)                              Shares              Value
--------------------------------------------------------------------------------
HEALTH CARE FACILITIES -- 1.3%
Kindred Healthcare, Inc.                              103,100       $  2,716,685
--------------------------------------------------------------------------------
                                                                       2,716,685
HEALTH CARE MANAGEMENT SERVICES -- 2.4%
American Medical Security Group, Inc.                 109,050          2,971,613
Providence Service Corp.                              109,200          2,051,868
Wellcare Group, Inc.                                    4,650             79,050
--------------------------------------------------------------------------------
                                                                       5,102,531
HEALTH CARE SERVICES -- 2.0%
Inveresk Research Group, Inc.                          53,300          1,643,772
LabOne, Inc.                                           81,950          2,604,371
--------------------------------------------------------------------------------
                                                                       4,248,143
INSURANCE -- LIFE -- 1.0%
Scottish Re Group Ltd. 1                               88,050          2,047,163
--------------------------------------------------------------------------------
                                                                       2,047,163
INSURANCE -- PROPERTY & CASUALTY -- 2.2%
Infinity Property & Casualty Corp. 1                   83,800          2,765,400
ProAssurance Corp.                                     59,550          2,031,251
--------------------------------------------------------------------------------
                                                                       4,796,651
LEISURE TIME -- 1.0%
K2, Inc.                                              142,900          2,243,530
--------------------------------------------------------------------------------
                                                                       2,243,530
MACHINERY -- OIL/WELL EQUIPMENT & SERVICES -- 4.4%
Cal Dive International, Inc.                           71,800          2,176,976
Oil States International, Inc.                        155,500          2,379,150
Patterson-UTI Energy, Inc. 1                           68,000          2,271,880
Superior Energy Services, Inc.                        246,800          2,480,340
--------------------------------------------------------------------------------
                                                                       9,308,346
MACHINERY -- SPECIALTY -- 1.1%
Engineered Support Systems, Inc. 1                     39,800          2,328,698
--------------------------------------------------------------------------------
                                                                       2,328,698
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 4.2%
Abaxis, Inc.                                           43,200            819,936
Closure Medical Corp.                                  85,900          2,156,949
I-Flow Corp.                                           39,900            473,214
North American Scientific, Inc.                        53,700            451,080
Orthovita, Inc.                                       326,000          1,675,640
The Spectranetics Corp.                               320,000          1,792,000
ThermoGenesis Corp.                                   321,300          1,519,749
--------------------------------------------------------------------------------
                                                                       8,888,568
MEDICAL SERVICES -- 1.4%
America Service Group Inc.                             84,150          2,924,213
--------------------------------------------------------------------------------
                                                                       2,924,213
METAL FABRICATING -- 1.1%
Maverick Tube Corp.                                    87,600          2,300,376
--------------------------------------------------------------------------------
                                                                       2,300,376
MISCELLANEOUS MATERIALS & COMMODITIES -- 0.7%
Ceradyne, Inc.                                         44,300          1,584,611
--------------------------------------------------------------------------------
                                                                       1,584,611


June 30, 2004 (unaudited)                              Shares              Value
--------------------------------------------------------------------------------
OIL -- CRUDE PRODUCERS -- 2.0%
Grey Wolf, Inc.                                       464,900       $  1,971,176
Unit Corp.                                             72,200          2,270,690
--------------------------------------------------------------------------------
                                                                       4,241,866
PRODUCTION TECHNOLOGY EQUIPMENT -- 2.8%
Axcelis Technologies, Inc.                            160,300          1,994,132
Genus, Inc.                                           387,300          1,324,566
Mykrolis Corp.                                        107,100          1,865,682
Varian Semiconductor Equipment
  Associates, Inc.                                     19,300            744,208
--------------------------------------------------------------------------------
                                                                       5,928,588
RADIO & TV BROADCASTERS -- 0.8%
NTN Communications, Inc.                              515,350          1,618,199
--------------------------------------------------------------------------------
                                                                       1,618,199
RENTAL & LEASING SERVICES -- COMMERCIAL -- 1.0%
Marlin Business Services, Inc.                        142,100          2,135,763
--------------------------------------------------------------------------------
                                                                       2,135,763
RENTAL & LEASING SERVICES -- CONSUMER -- 1.6%
Aaron Rents, Inc. 1                                   103,750          3,438,275
--------------------------------------------------------------------------------
                                                                       3,438,275
RESTAURANTS -- 0.9%
RARE Hospitality International, Inc.                   77,150          1,921,035
--------------------------------------------------------------------------------
                                                                       1,921,035
RETAIL -- 5.6%
Casual Male Retail Group, Inc.                        272,600          1,989,980
Charlotte Russe Holding, Inc.                         112,600          2,407,388
Cost Plus, Inc.                                        56,320          1,827,584
Design Within Reach, Inc.                               6,050             99,402
EZCORP, Inc.                                          193,500          1,919,520
Guitar Center, Inc.                                    41,400          1,841,058
Jos. A. Bank Clothiers, Inc.                           57,300          1,798,647
--------------------------------------------------------------------------------
                                                                      11,883,579
SERVICES -- COMMERCIAL -- 2.2%
Kforce, Inc.                                          257,800          2,433,632
Navigant Consulting, Inc.                             108,100          2,317,664
--------------------------------------------------------------------------------
                                                                       4,751,296
TELECOMMUNICATIONS EQUIPMENT -- 0.9%
Applied Signal Technology, Inc. 1                      52,800          1,850,640
--------------------------------------------------------------------------------
                                                                       1,850,640
TEXTILE -- APPAREL MANUFACTURERS -- 2.4%
Ashworth, Inc.                                        220,350          1,831,109
Oxford Industries, Inc. 1                              36,220          1,577,743
The Warnaco Group, Inc.                                81,900          1,742,013
--------------------------------------------------------------------------------
                                                                       5,150,865
TRANSPORTATION -- MISCELLANEOUS -- 1.6%
Dynamex, Inc.                                         116,700          1,623,297
Vitran Corp., Inc.                                    107,200          1,763,440
--------------------------------------------------------------------------------
                                                                       3,386,737

See notes to Schedule of Investments on page 25.
The accompanying notes are an integral part of these financial statements.


20 | Call 1-800-766-FUND

June 30, 2004 (unaudited)                              Shares              Value
--------------------------------------------------------------------------------
TRUCKERS -- 1.9%
Forward Air Corp.                                      56,650       $  2,118,710
Old Dominion Freight Line, Inc.                        64,950          1,914,726
--------------------------------------------------------------------------------
                                                                       4,033,436
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $168,179,933)                              204,603,361
--------------------------------------------------------------------------------


                                                                           Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.4%
BlackRock Liquidity Funds TempCash
  Portfolio 7                                                          9,454,582
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $9,454,582)                         9,454,582
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.4% (Cost $177,634,515)                      214,057,943
--------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (0.4)%                                       (946,806)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $213,111,137
--------------------------------------------------------------------------------


                                See notes to Schedule of Investments on page 25.
      The accompanying notes are an integral part of these financial statements.

                                                      www.RSinvestments.com | 21

SCHEDULE OF INVESTMENTS - RS CONTRARIAN VALUE FUND


June 30, 2004 (unaudited)        Foreign Currency 2    Shares              Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 92.0%
AGRICULTURE, FISHING & RANCHING -- 3.3%
Bunge Ltd. 1                                          255,000       $  9,929,700
--------------------------------------------------------------------------------
                                                                       9,929,700
AUTO TRUCKS & PARTS -- 2.1%
PACCAR, Inc. 1                                        110,000          6,378,900
--------------------------------------------------------------------------------
                                                                       6,378,900
CABLE TELEVISION SERVICES -- 3.1%
Liberty Media Corp., Class A                          750,000          6,742,500
Liberty Media International, Inc., Class A             70,200          2,604,420
--------------------------------------------------------------------------------
                                                                       9,346,920
COAL -- 7.6%
Peabody Energy Corp. 1                                257,150         14,397,828
XStrata PLC 1                                    GBP  630,000          8,420,260
--------------------------------------------------------------------------------
                                                                      22,818,088
DRUGS & PHARMACEUTICALS -- 2.8%
Barr Laboratories, Inc.                               165,000          5,560,500
Elan Corp. PLC, ADR 3                                 122,000          3,018,280
--------------------------------------------------------------------------------
                                                                       8,578,780
FINANCE COMPANIES -- 2.6%
Assured Guaranty Ltd.                                 468,700          7,944,465
--------------------------------------------------------------------------------
                                                                       7,944,465
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 2.8%
SunGard Data Systems, Inc.                            326,000          8,476,000
--------------------------------------------------------------------------------
                                                                       8,476,000
FOREST PRODUCTS -- 1.7%
Canfor Corp. 1                                   CAD  457,000          5,180,981
--------------------------------------------------------------------------------
                                                                       5,180,981
HEALTH CARE FACILITIES -- 7.7%
Kindred Healthcare, Inc.                              528,000         13,912,800
Triad Hospitals, Inc.                                 253,000          9,419,190
--------------------------------------------------------------------------------
                                                                      23,331,990
HEALTH CARE MANAGEMENT SERVICES -- 2.7%
Aetna, Inc. 1                                          97,000          8,245,000
--------------------------------------------------------------------------------
                                                                       8,245,000
HEALTH CARE SERVICES -- 6.3%
Anthem, Inc.                                           91,700          8,212,652
Apria Healthcare Group, Inc.                          375,000         10,762,500
--------------------------------------------------------------------------------
                                                                      18,975,152
INSURANCE -- MULTI-LINE -- 3.5%
Assurant, Inc. 1                                      404,000         10,657,520
--------------------------------------------------------------------------------
                                                                      10,657,520
INSURANCE -- PROPERTY & CASUALTY -- 7.3%
Endurance Specialty Holdings Ltd. 1                   326,000         11,344,800
W.R. Berkley Corp. 1                                  246,000         10,565,700
--------------------------------------------------------------------------------
                                                                      21,910,500
METALS & MINERALS-- MISCELLANEOUS-- 4.8%
Ivanhoe Nickel & Platinum Ltd. 4,5                    698,422          4,539,743
Teck Cominco, Ltd., Class B 1                    CAD  550,000          9,845,236
--------------------------------------------------------------------------------
                                                                      14,384,979


June 30, 2004 (unaudited)         Foreign Currency 2   Shares              Value
--------------------------------------------------------------------------------
MULTI-SECTOR COMPANIES -- 2.8%
Brascan Corp., Class A 1                         CAD  307,500       $  8,582,249
--------------------------------------------------------------------------------
                                                                       8,582,249
OIL -- CRUDE PRODUCERS -- 5.7%
Nexen, Inc. 1                                    CAD  217,000          8,416,185
Penn West Petroleum Ltd. 1                       CAD  188,000          8,707,664
--------------------------------------------------------------------------------
                                                                      17,123,849
PUBLISHING -- MISCELLANEOUS -- 3.7%
Pearson PLC 1                                    GBP  925,200         11,241,594
--------------------------------------------------------------------------------
                                                                      11,241,594
REAL ESTATE -- 2.5%
The St. Joe Co. 1                                     188,000          7,463,600
--------------------------------------------------------------------------------
                                                                       7,463,600
RESTAURANTS -- 2.9%
Yum! Brands, Inc. 1                                   235,000          8,746,700
--------------------------------------------------------------------------------
                                                                       8,746,700
RETAIL -- 3.0%
Dollar Tree Stores, Inc.                              327,000          8,969,610
--------------------------------------------------------------------------------
                                                                       8,969,610
SERVICES -- COMMERCIAL -- 1.3%
The ServiceMaster Co. 1                               309,000          3,806,880
--------------------------------------------------------------------------------
                                                                       3,806,880
STEEL -- 4.1%
United States Steel Corp. 1                           356,000         12,502,720
--------------------------------------------------------------------------------
                                                                      12,502,720
UTILITIES -- CABLE TV & RADIO -- 7.7%
Cablevision Systems New York Group,
  Class A                                             515,000         10,119,750
UnitedGlobalCom, Inc., Class A                      1,815,200         13,178,352
--------------------------------------------------------------------------------
                                                                      23,298,102
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $243,273,835)                              277,894,279
--------------------------------------------------------------------------------


                                                                           Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 6.3%
BlackRock Liquidity Funds TempCash
  Portfolio 7                                                         15,049,764
BlackRock Liquidity Funds TempFund
  Portfolio 7                                                          4,160,757
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $19,210,521)                       19,210,521
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.3% (Cost $262,484,356)                       297,104,800
--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 1.7%                                              5,051,365
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $302,156,165
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 25.
The accompanying notes are an integral part of these financial statements.


22 | Call 1-800-766-FUND

SCHEDULE OF INVESTMENTS - RS GLOBAL NATURAL RESOURCES FUND


June 30, 2004 (unaudited)        Foreign Currency 2    Shares              Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 88.4%
AGRICULTURE, FISHING & RANCHING -- 2.0%
Bunge Ltd. 1                                          152,250       $  5,928,615
--------------------------------------------------------------------------------
                                                                       5,928,615
ALUMINUM -- 6.6%
Alcan, Inc. 1                                         236,000          9,770,400
Alcoa, Inc. 1                                         292,000          9,644,760
--------------------------------------------------------------------------------
                                                                      19,415,160
CHEMICALS -- 2.9%
Methanex Corp. 1                                CAD   639,400          8,441,081
--------------------------------------------------------------------------------
                                                                       8,441,081
COAL -- 6.9%
Fording Canadian Coal Trust 1                   CAD   134,900          5,679,735
Peabody Energy Corp. 1                                162,300          9,087,177
XStrata PLC 1                                   GBP   410,000          5,479,852
--------------------------------------------------------------------------------
                                                                      20,246,764
COPPER -- 2.6%
Phelps Dodge Corp. 1                                  100,000          7,751,000
--------------------------------------------------------------------------------
                                                                       7,751,000
ENERGY - MISCELLANEOUS -- 0.6%
Crosstex Energy, Inc. 1                                41,950          1,682,195
--------------------------------------------------------------------------------
                                                                       1,682,195
FOREST PRODUCTS -- 10.6%
Canfor Corp. 1                                  CAD   750,497          8,508,338
Nexfor, Inc. 1                                  CAD   683,100          7,734,073
Tembec, Inc.                                    CAD    47,300            365,135
TimberWest Forest Corp. Trust 1                 CAD   590,000          5,905,501
West Fraser Timber Co. Ltd. 1                   CAD   257,300          8,511,098
--------------------------------------------------------------------------------
                                                                      31,024,145
INSURANCE -- MULTI-LINE -- 0.2%
PICO Holdings, Inc.                                    31,600            604,160
--------------------------------------------------------------------------------
                                                                         604,160
MACHINERY -- AGRICULTURAL -- 2.0%
AGCO Corp.                                            295,000          6,009,150
--------------------------------------------------------------------------------
                                                                       6,009,150
MACHINERY -- OIL/WELL EQUIPMENT & SERVICES -- 2.5%
Ensign Resource Service Group,
  Inc. 1                                        CAD   459,000          7,254,305
--------------------------------------------------------------------------------
                                                                       7,254,305
METALS & MINERALS -- MISCELLANEOUS -- 12.4%
Amerigo Resources Ltd.                          CAD 2,277,000          3,107,895
Aur Resources, Inc.                             CAD   474,000          2,121,201
BHP Billiton Ltd., ADR 1,3                            616,000         10,792,320
Ivanhoe Nickel & Platinum Ltd. 4,5                    203,624          1,323,556
JSC MMC Norilsk Nickel, ADR 3                          81,000          4,495,500
Sherritt International Corp.                    CAD 1,315,000          6,914,600
Teck Cominco, Ltd., Class B 1                   CAD   423,000          7,571,881
--------------------------------------------------------------------------------
                                                                      36,326,953


June 30, 2004 (unaudited)        Foreign Currency 2    Shares              Value
--------------------------------------------------------------------------------
MULTI-SECTOR COMPANIES -- 1.3%
Brascan Corp., Class A 1                        CAD   133,500       $  3,725,952
--------------------------------------------------------------------------------
                                                                       3,725,952
OIL -- CRUDE PRODUCERS -- 28.0%
Brigham Exploration Co.                               354,000          3,249,720
Cequel Energy, Inc.                             CAD   679,100          5,217,028
Compton Petroleum Corp.                         CAD 1,282,000          7,171,359
Crew Energy, Inc.                               CAD   294,200          1,141,033
EnCana Corp. 1                                  CAD   203,400          8,741,307
Energy Partners Ltd.                                  200,000          3,060,000
EOG Resources, Inc. 1                                  98,000          5,851,580
Forte Resources, Inc.                           CAD   460,539          1,064,830
Nexen, Inc. 1                                   CAD   157,000          6,089,129
Penn West Petroleum Ltd. 1                      CAD   138,300          6,405,691
Precision Drilling Corp.                              179,500          8,617,795
Progress Energy Ltd.                            CAD   797,300          8,836,754
Resolute Energy, Inc.                           CAD   945,000          2,537,386
Talisman Energy, Inc. 1                         CAD   222,000          4,818,348
Thunder Energy, Inc.                            CAD 1,080,000          5,727,242
XTO Energy, Inc. 1                                    121,350          3,615,017
--------------------------------------------------------------------------------
                                                                      82,144,219
OIL -- INTEGRATED DOMESTIC -- 1.7%
Occidental Petroleum Corp. 1                          100,000          4,841,000
--------------------------------------------------------------------------------
                                                                       4,841,000
OIL -- INTEGRATED INTERNATIONAL -- 4.9%
BP PLC, ADR 1,3                                        97,000          5,196,290
Exxon Mobil Corp. 1                                   132,000          5,862,120
Paramount Resources Ltd.                        CAD   314,500          3,377,811
--------------------------------------------------------------------------------
                                                                      14,436,221
PAPER -- 1.4%
SFK Pulp Fund 1                                 CAD   591,700          4,020,427
--------------------------------------------------------------------------------
                                                                       4,020,427
STEEL -- 1.8%
Algoma Steel, Inc.                              CAD   648,300          5,318,889
--------------------------------------------------------------------------------
                                                                       5,318,889
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $232,915,446)                              259,170,236
--------------------------------------------------------------------------------


                                                                           Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 12.6%
BlackRock Liquidity Funds TempCash
  Portfolio 7                                                         14,584,037
BlackRock Liquidity Funds TempFund
  Portfolio 7                                                         14,575,037
PNC Bank Money Market Account                                          7,744,464
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $36,903,538)                       36,903,538
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 101.0% (Cost $269,818,984)                      296,073,774
--------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (1.0)%                                     (2,986,021)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $293,087,753
--------------------------------------------------------------------------------


                                See notes to Schedule of Investments on page 25.
      The accompanying notes are an integral part of these financial statements.

                                                      www.RSinvestments.com | 23

SCHEDULE OF INVESTMENTS - RS PARTNERS FUND


June 30, 2004 (unaudited)       Foreign Currency 2     Shares              Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 81.3%
AGRICULTURE, FISHING & RANCHING -- 2.0%
Bunge Ltd. 1                                          757,750     $   29,506,785
--------------------------------------------------------------------------------
                                                                      29,506,785
BANKS - OUTSIDE NEW YORK CITY -- 1.0%
Franklin Bank Corp.                                   921,000         14,570,220
--------------------------------------------------------------------------------
                                                                      14,570,220
CABLE TELEVISION SERVICES -- 1.1%
Liberty Media International, Inc.,
  Class A                                             430,100         15,956,710
--------------------------------------------------------------------------------
                                                                      15,956,710
CASINOS & GAMBLING -- 1.0%
Scientific Games Corp., Class A                       771,400         14,764,596
--------------------------------------------------------------------------------
                                                                      14,764,596
CHEMICALS -- 1.9%
Methanex Corp. 1                               CAD  2,144,300         28,308,119
--------------------------------------------------------------------------------
                                                                      28,308,119
COAL -- 4.3%
Fording Canadian Coal Trust 1                  CAD    816,900         34,394,186
Peabody Energy Corp. 1                                507,150         28,395,329
--------------------------------------------------------------------------------
                                                                      62,789,515
COMMERCIAL INFORMATION SERVICES -- 1.1%
Neoforma, Inc. 8                                    1,360,000         16,510,400
--------------------------------------------------------------------------------
                                                                      16,510,400
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 3.6%
Acxiom Corp. 1                                      1,666,000         41,366,780
BearingPoint, Inc.                                  1,336,800         11,857,416
--------------------------------------------------------------------------------
                                                                      53,224,196
CONSUMER ELECTRONICS -- 1.4%
Take-Two Interactive Software, Inc.                   667,800         20,461,392
--------------------------------------------------------------------------------
                                                                      20,461,392
DIVERSIFIED -- 1.1%
Onex Corp. 1                                   CAD  1,209,100         15,330,748
--------------------------------------------------------------------------------
                                                                      15,330,748
DIVERSIFIED FINANCIAL SERVICES -- 1.6%
U.S.I. Holdings Corp.                               1,485,000         23,463,000
--------------------------------------------------------------------------------
                                                                      23,463,000
DRUGS & PHARMACEUTICALS -- 2.1%
Elan Corp. PLC, ADR 3                                 555,100         13,733,174
Par Pharmaceutical Cos., Inc.                         500,000         17,605,000
--------------------------------------------------------------------------------
                                                                      31,338,174
EDUCATION SERVICES -- 0.5%
ITT Educational Services, Inc.                        185,000          7,033,700
--------------------------------------------------------------------------------
                                                                       7,033,700
ELECTRICAL EQUIPMENT & COMPONENTS -- 0.7%
The Genlyte Group, Inc.                               159,500         10,029,360
--------------------------------------------------------------------------------
                                                                      10,029,360
ELECTRONICS -- MEDICAL SYSTEMS -- 1.0%
Zoll Medical Corp.                                    420,000         14,733,600
--------------------------------------------------------------------------------
                                                                      14,733,600


June 30, 2004 (unaudited)       Foreign Currency 2     Shares              Value
--------------------------------------------------------------------------------
ENTERTAINMENT -- 1.4%
Alliance Gaming Corp.                               1,165,000     $   19,991,400
--------------------------------------------------------------------------------
                                                                      19,991,400
FINANCE COMPANIES -- 1.8%
Assured Guaranty Ltd.                               1,532,300         25,972,485
--------------------------------------------------------------------------------
                                                                      25,972,485
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 1.7%
John H. Harland Co. 1                                 840,000         24,654,000
--------------------------------------------------------------------------------
                                                                      24,654,000
FOREST PRODUCTS -- 6.1%
Canfor Corp. 1                                 CAD  3,266,957         37,037,290
Nexfor, Inc. 1                                 CAD  1,726,000         19,541,809
Tembec, Inc.                                   CAD    121,200            935,610
West Fraser Timber Co. Ltd. 1                  CAD    957,800         31,682,588
--------------------------------------------------------------------------------
                                                                      89,197,297
HEALTH CARE FACILITIES -- 3.1%
Kindred Healthcare, Inc.                            1,730,000         45,585,500
--------------------------------------------------------------------------------
                                                                      45,585,500
HEALTH CARE MANAGEMENT SERVICES -- 5.0%
AMERIGROUP Corp.                                      732,800         36,053,760
Centene Corp.                                         620,700         23,927,985
Molina Healthcare, Inc.                               346,000         13,210,280
Wellcare Group, Inc.                                   31,800            540,600
--------------------------------------------------------------------------------
                                                                      73,732,625
HEALTH CARE SERVICES -- 1.9%
Apria Healthcare Group, Inc.                          910,000         26,117,000
VistaCare, Inc., Class A                              100,500          1,864,275
--------------------------------------------------------------------------------
                                                                      27,981,275
HOMEBUILDING -- 0.5%
Desarrolladora Homex S.A. de C.V.,
  ADR 3                                               432,000          7,477,920
--------------------------------------------------------------------------------
                                                                       7,477,920
HOUSEHOLD FURNISHINGS -- 0.2%
Tempur-Pedic International, Inc.                      150,100          2,102,901
--------------------------------------------------------------------------------
                                                                       2,102,901
INSURANCE -- LIFE -- 1.2%
Scottish Re Group Ltd. 1                              760,000         17,670,000
--------------------------------------------------------------------------------
                                                                      17,670,000
INSURANCE -- PROPERTY & CASUALTY -- 2.2%
Endurance Specialty Holdings Ltd.1                    655,000         22,794,000
W.R. Berkley Corp.1                                   207,000          8,890,650
--------------------------------------------------------------------------------
                                                                      31,684,650
INVESTMENT MANAGEMENT COMPANIES -- 0.2%
Apollo Investment Corp.                               187,000          2,574,990
--------------------------------------------------------------------------------
                                                                       2,574,990
MACHINERY -- AGRICULTURAL -- 2.0%
AGCO Corp.                                          1,439,000         29,312,430
--------------------------------------------------------------------------------
                                                                      29,312,430
METALS & MINERALS-- MISCELLANEOUS-- 0.3%
Aur Resources, Inc.                            CAD    968,500          4,334,141
--------------------------------------------------------------------------------
                                                                       4,334,141


See notes to Schedule of Investments on page 25.
The accompanying notes are an integral part of these financial statements.

24 | Call 1-800-766-FUND

June 30, 2004 (unaudited)       Foreign Currency 2     Shares              Value
--------------------------------------------------------------------------------
MULTI-SECTOR COMPANIES -- 1.0%
GenCorp, Inc. 1                                     1,135,000     $   15,197,650
--------------------------------------------------------------------------------
                                                                      15,197,650
OIL -- CRUDE PRODUCERS -- 4.0%
Compton Petroleum Corp.                        CAD  5,311,100         29,709,677
Forte Resources, Inc.                          CAD    438,177          1,013,127
Penn West Petroleum Ltd. 1                     CAD    607,100         28,119,269
--------------------------------------------------------------------------------
                                                                      58,842,073
PAPER -- 1.2%
SFK Pulp Fund 1                                CAD  2,663,900         18,100,413
--------------------------------------------------------------------------------
                                                                      18,100,413
REAL ESTATE -- 1.0%
MI Developments, Inc., Class A 1                      520,000         14,040,000
--------------------------------------------------------------------------------
                                                                      14,040,000
REAL ESTATE INVESTMENT TRUSTS -- 2.4%
Ventas, Inc. 1                                      1,524,900         35,606,415
--------------------------------------------------------------------------------
                                                                      35,606,415
RESTAURANTS -- 3.4%
AFC Enterprises, Inc.                                 926,000         19,909,000
Triarc Cos., Inc., Class B 1                        2,972,000         30,225,240
--------------------------------------------------------------------------------
                                                                      50,134,240
RETAIL -- 6.0%
Cabela's, Inc., Class A                                17,450            470,277
Circuit City Stores, Inc. 1                           500,000          6,475,000
Electronics Boutique Holdings Corp.                   805,000         21,203,700
GameStop Corp.                                      1,225,000         18,644,500
Global Imaging Systems, Inc.                          445,000         16,313,700
Party City Corp.                                      335,228          4,186,998
The Gymboree Corp.                                  1,375,000         21,120,000
--------------------------------------------------------------------------------
                                                                      88,414,175
SERVICES -- COMMERCIAL -- 1.2%
FTI Consulting, Inc.                                  834,000         13,761,000
The ServiceMaster Co. 1                               337,300          4,155,536
--------------------------------------------------------------------------------
                                                                      17,916,536
STEEL -- 3.3%
Algoma Steel, Inc. 8                           CAD  1,782,600         14,625,098
IPSCO, Inc. 1                                  CAD    463,600         10,400,961
Steel Dynamics, Inc.                                  796,000         22,789,480
--------------------------------------------------------------------------------
                                                                      47,815,539


June 30, 2004 (unaudited)                              Shares              Value
--------------------------------------------------------------------------------
TOYS -- 1.9%
Leapfrog Enterprises, Inc.                          1,410,000     $   28,044,900
--------------------------------------------------------------------------------
                                                                      28,044,900
UTILITIES -- CABLE TV & RADIO -- 1.9%
UnitedGlobalCom, Inc., Class A                      3,874,600         28,129,596
--------------------------------------------------------------------------------
                                                                      28,129,596
UTILITIES -- TELECOMMUNICATIONS -- 2.0%
IDT Corp., Class B                                  1,615,000         29,780,600
--------------------------------------------------------------------------------
                                                                      29,780,600
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,011,670,681)                          1,192,314,266
--------------------------------------------------------------------------------


                                                                           Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 17.7%
BlackRock Liquidity Funds TempCash
  Portfolio 7                                                         72,834,561
BlackRock Liquidity Funds TempFund
  Portfolio 7                                                         72,798,561
PNC Bank Money Market Account                                        114,432,327
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $260,065,449)                     260,065,449
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.0% (Cost $1,271,736,130)                   1,452,379,715
--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 1.0%                                             15,150,804
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $1,467,530,519
--------------------------------------------------------------------------------

1 Income-producing security.
2 Foreign-denominated security: CAD -- Canadian Dollar, GBP -- British Pound. 3 ADR -- American Depository Receipt.
4 Fair value security. See 1a in Notes to Financial Statements.
5 Restricted security. See 4e in Notes to Financial Statements.
6 See 4f in Notes to Financial Statements.
7 Money market fund registered under the Investment Company Act of 1940.
8 Affiliated issuer. See 3d in Notes to Financial Statements.




      The accompanying notes are an integral part of these financial statements.

                                                      www.RSinvestments.com | 25

FINANCIAL INFORMATION

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2004 (unaudited)
All numbers in thousands except for Pricing of Shares section


                                                                                              RS                 RS
                                                                                     DIVERSIFIED           EMERGING              RS
                                                                                          GROWTH             GROWTH          GROWTH
ASSETS
Investments, at value                                                             $    1,017,691     $    1,477,291    $    221,365
Cash                                                                                          --                 --              --
Receivable for investments sold                                                           45,965             55,035           3,055
Receivable for fund shares subscribed                                                      2,152              1,491              16
Dividends/interest receivable                                                                300                 55             112
Prepaid expenses                                                                              62                 95              13
Other receivables                                                                             94                204              27
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                           1,066,264          1,534,171         224,588
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                                         31,802             22,812           2,232
Payable for fund shares redeemed                                                           2,450             28,640             124
Payable to adviser                                                                           823              1,213             163
Payable to distributor                                                                       206                303              45
Deferred trustees' compensation                                                               94                204              27
Accrued expenses/other liabilities                                                           771              1,165             120
------------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                         36,146             54,337           2,711
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                  $    1,030,118     $    1,479,834    $    221,877
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Paid-in capital                                                                        1,165,996          2,945,908         161,013
Accumulated undistributed net investment income/(loss)                                    (6,575)           (11,890)           (812)
Accumulated net realized gain/(loss) from investments and from securities
  sold short and options written, and foreign currency transactions                     (208,675)        (1,711,668)         32,015
Net unrealized appreciation/(depreciation) on investments and on securities sold short and options written, and translation of assets and liabilities in
  foreign currencies                                                                      79,372            257,484          29,661
------------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                  $    1,030,118     $    1,479,834    $    221,877
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT COST                                                              $      938,341     $    1,219,864    $    191,712
------------------------------------------------------------------------------------------------------------------------------------

PRICING OF SHARES
Net Asset Value, offering, and redemption price per share                         $        22.19     $        29.34    $      18.03
Net Assets                                                                        $1,030,117,542     $1,479,833,832    $221,877,306
Shares of beneficial interest outstanding with no par value                           46,420,337         50,445,468      12,304,512


                                                                                           THE                               RS
                                                                                   INFORMATION     RS INTERNET           MIDCAP
                                                                                   AGE FUND(R)     AGE FUND(R)    OPPORTUNITIES
ASSETS
Investments, at value                                                             $    161,918    $    120,727     $    152,900
Cash                                                                                        --              --               --
Receivable for investments sold                                                            853             595            3,697
Receivable for fund shares subscribed                                                      724             864              933
Dividends/interest receivable                                                                3               3               46
Prepaid expenses                                                                            14               7                8
Other receivables                                                                           15               9               15
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                           163,527         122,205          157,599
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                                        1,048             780            1,830
Payable for fund shares redeemed                                                           167              47              196
Payable to adviser                                                                         129              97              114
Payable to distributor                                                                      32              24               32
Deferred trustees' compensation                                                             15               9               15
Accrued expenses/other liabilities                                                         159             124               68
---------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                        1,550           1,081            2,255
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                  $    161,977    $    121,124     $    155,344
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Paid-in capital                                                                        145,080         237,965          172,669
Accumulated undistributed net investment income/(loss)                                  (1,700)         (1,103)            (638)
Accumulated net realized gain/(loss) from investments and from securities
  sold short and options written, and foreign currency transactions                    (19,282)       (141,004)         (40,055)
Net unrealized appreciation/(depreciation) on investments and on securities sold short and options written, and translation of assets and liabilities in
  foreign currencies                                                                    37,879          25,266           23,368
---------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                  $    161,977    $    121,124     $    155,344
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT COST                                                              $    124,042    $     95,462     $    129,536
---------------------------------------------------------------------------------------------------------------------------------

PRICING OF SHARES
Net Asset Value, offering, and redemption price per share                         $      15.51    $       6.83     $      11.36
Net Assets                                                                        $161,977,445    $121,124,114     $155,344,426
Shares of beneficial interest outstanding with no par value                         10,442,151      17,727,107       13,672,845

                                                                                          RS                              RS
                                                                                     SMALLER              RS          GLOBAL
                                                                                     COMPANY      CONTRARIAN         NATURAL
                                                                                      GROWTH           VALUE       RESOURCES
ASSETS
Investments, at value                                                           $    214,058    $    297,105    $    296,074
Cash                                                                                      --              --               9
Receivable for investments sold                                                        1,454           3,674           2,072
Receivable for fund shares subscribed                                                  1,097           1,896           1,416
Dividends/interest receivable                                                             19             115             318
Prepaid expenses                                                                          12              21              10
Other receivables                                                                         17              17               9
------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                         216,657         302,828         299,908
------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                                      3,012              46           6,221
Payable for fund shares redeemed                                                         187             185             166
Payable to adviser                                                                       171             203             211
Payable to distributor                                                                    43              61              57
Deferred trustees' compensation                                                           17              18               9
Accrued expenses/other liabilities                                                       116             159             156
------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                      3,546             672           6,820
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                $    213,111    $    302,156    $    293,088
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Paid-in capital                                                                      161,677         355,153         266,350
Accumulated undistributed net investment income/(loss)                                (1,528)           (495)           (515)
Accumulated net realized gain/(loss) from investments and from securities
  sold short and options written, and foreign currency transactions                   16,535         (87,126)          1,016
Net unrealized appreciation/(depreciation) on investments and on securities sold short and options written, and translation of assets and liabilities in
  foreign currencies                                                                  36,427          34,624          26,237
------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                $    213,111    $    302,156    $    293,088
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT COST                                                            $    177,635    $    262,484    $    269,819
------------------------------------------------------------------------------------------------------------------------------

PRICING OF SHARES
Net Asset Value, offering, and redemption price per share                       $      21.50    $      17.90    $      20.55
Net Assets                                                                      $213,111,137    $302,156,165    $293,087,753
Shares of beneficial interest outstanding with no par value                        9,909,928      16,877,023      14,262,903



                                                                                            RS
                                                                                      PARTNERS
ASSETS
Investments, at value                                                           $    1,452,380
Cash                                                                                        36
Receivable for investments sold                                                         19,733
Receivable for fund shares subscribed                                                   16,355
Dividends/interest receivable                                                              963
Prepaid expenses                                                                            53
Other receivables                                                                           44
----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                         1,489,564
----------------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                                       18,481
Payable for fund shares redeemed                                                         1,687
Payable to adviser                                                                       1,011
Payable to distributor                                                                     287
Deferred trustees' compensation                                                             44
Accrued expenses/other liabilities                                                         523
----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                       22,033
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                $    1,467,531
----------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Paid-in capital                                                                      1,218,178
Accumulated undistributed net investment income/(loss)                                  (3,730)
Accumulated net realized gain/(loss) from investments and from securities
  sold short and options written, and foreign currency transactions                     72,438
Net unrealized appreciation/(depreciation) on investments and on securities sold short and options written, and translation of assets and liabilities in
  foreign currencies                                                                   180,645
----------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                $    1,467,531
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
INVESTMENTS, AT COST                                                            $    1,271,736
----------------------------------------------------------------------------------------------

PRICING OF SHARES
Net Asset Value, offering, and redemption price per share                       $        30.10
Net Assets                                                                      $1,467,530,519
Shares of beneficial interest outstanding with no par value                         48,755,645


The accompanying notes are an integral part of these financial statements.

26 | Call 1-800-766-FUND                              www.RSinvestments.com | 27

FINANCIAL INFORMATION

STATEMENT OF OPERATIONS
For the period ended June 30, 2004 (unaudited)
All numbers in thousands


                                                                                      RS           RS                        THE
                                                                             DIVERSIFIED     EMERGING          RS    INFORMATION
                                                                                  GROWTH       GROWTH      GROWTH    AGE FUND(R)
INVESTMENT INCOME
Interest                                                                        $     34     $    172    $     24       $     24
Dividends                                                                          1,646          560         832              5
Withholding taxes on foreign dividends                                                --           --         (19)            --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                            1,680          732         837             29
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                           5,370        8,000       1,107          1,080
Distribution fees                                                                  1,343        2,000         277            270
Transfer agent fees                                                                1,025        1,574         174            187
Custodian fees                                                                        81           92          16             27
Accounting/administrative service fees                                               380          558          80             78
Shareholder reports                                                                  192          292          41             42
Professional fees                                                                     97          139          22             24
Registration fees                                                                     54           39          24             26
Interest expense                                                                       8           --          --              6
Trustees' fees and expenses                                                           22           36           5              4
Other expense                                                                         30           53           6              5
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     8,602       12,783       1,752          1,749
----------------------------------------------------------------------------------------------------------------------------------
Less:  Expense waiver by adviser                                                      --           --        (103)            --
Expense offsets and other waivers                                                   (356)        (161)         --            (20)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                                8,246       12,622       1,649          1,729
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                                                      (6,566)     (11,890)       (812)        (1,700)
----------------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN/(LOSS) AND CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)
  ON INVESTMENTS
Net realized gain/(loss) from investments and foreign currency transactions       68,405      170,308      20,274         17,925
Net change in unrealized appreciation/(depreciation) on investments and on
  translation of assets and liabilities in foreign currencies                    (74,373)     (92,067)    (10,542)       (13,486)
----------------------------------------------------------------------------------------------------------------------------------
NET GAIN/(LOSS) ON INVESTMENTS                                                    (5,968)      78,241       9,732          4,439
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $(12,534)    $ 66,351    $  8,920       $  2,739
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     RS
                                                                                       RS                RS     SMALLER
                                                                                 INTERNET            MIDCAP     COMPANY
                                                                              AGE FUND(R)     OPPORTUNITIES      GROWTH
INVESTMENT INCOME
Interest                                                                          $    19          $    79     $     46
Dividends                                                                               3              465           80
Withholding taxes on foreign dividends                                                 --               (5)          --
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                22              539          126
---------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                              659              791        1,061
Distribution fees                                                                     165              198          265
Transfer agent fees                                                                   178               94          127
Custodian fees                                                                         19               16           31
Accounting/administrative service fees                                                 49               59           77
Shareholder reports                                                                    24               28           39
Professional fees                                                                      14               17           21
Registration fees                                                                      24               27           34
Interest expense                                                                       --               --           --
Trustees' fees and expenses                                                             3                3            4
Other expense                                                                           3                4            5
---------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                      1,138            1,237        1,664
---------------------------------------------------------------------------------------------------------------------------
Less:  Expense waiver by adviser                                                       --              (58)          --
Expense offsets and other waivers                                                     (16)              (5)         (10)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                                 1,122            1,174        1,654
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                                                       (1,100)            (635)      (1,528)
---------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN/(LOSS) AND CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)
  ON INVESTMENTS
Net realized gain/(loss) from investments and foreign currency transactions         8,135            9,466       18,495
Net change in unrealized appreciation/(depreciation) on investments and on
  translation of assets and liabilities in foreign currencies                      (4,434)          (2,561)      (9,011)
---------------------------------------------------------------------------------------------------------------------------
NET GAIN/(LOSS) ON INVESTMENTS                                                      3,701            6,905        9,484
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ 2,601          $ 6,270     $  7,956
---------------------------------------------------------------------------------------------------------------------------

                                                                                                   RS
                                                                                      RS       GLOBAL
                                                                              CONTRARIAN      NATURAL          RS
                                                                                   VALUE    RESOURCES    PARTNERS
INVESTMENT INCOME
Interest                                                                        $    108      $   128     $   639
Dividends                                                                          1,434        1,182       4,608
Withholding taxes on foreign dividends                                               (91)        (131)       (344)
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                            1,451        1,179       4,903
------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                           1,833        1,123       5,829
Distribution fees                                                                    458          281       1,457
Transfer agent fees                                                                  284          177       1,009
Custodian fees                                                                        40           46         101
Accounting/administrative service fees                                               131           81         411
Shareholder reports                                                                   67           32         199
Professional fees                                                                     37           19          90
Registration fees                                                                     39           64         141
Interest expense                                                                       1           --          --
Trustees' fees and expenses                                                            7            4          21
Other expense                                                                          7            4          17
------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     2,904        1,831       9,275
------------------------------------------------------------------------------------------------------------------
Less:  Expense waiver by adviser                                                    (175)        (137)       (602)
Expense offsets and other waivers                                                     --           --          --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                                2,729        1,694       8,673
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                                                      (1,278)        (515)     (3,770)
------------------------------------------------------------------------------------------------------------------

REALIZED GAIN/(LOSS) AND CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)
  ON INVESTMENTS
Net realized gain/(loss) from investments and foreign currency transactions       24,534        7,259      49,805
Net change in unrealized appreciation/(depreciation) on investments and on
  translation of assets and liabilities in foreign currencies                    (10,383)       6,636      34,463
------------------------------------------------------------------------------------------------------------------
NET GAIN/(LOSS) ON INVESTMENTS                                                    14,151       13,895      84,268
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ 12,873      $13,380     $80,498
------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

28 | Call 1-800-766-FUND                              www.RSinvestments.com | 29

FINANCIAL INFORMATION

STATEMENT OF CHANGES IN NET ASSETS
All numbers in thousands, six-month-ended numbers are unaudited

                                                                                       RS DIVERSIFIED GROWTH
                                                                                 -------------------------------
                                                                                   For the Six           For the
                                                                                  Months Ended        Year Ended
                                                                                 June 30, 2004     Dec. 31, 2003

OPERATIONS
Net investment income/(loss)                                                       $   (6,566)        $   (6,917)
Net realized gain/(loss) from investments and foreign currency transactions            68,405            165,322
Net realized gain/(loss) from securities sold short and options written                    --                466
Net change in unrealized appreciation/(depreciation) on investments
  and on translation of assets and liabilities in foreign currencies                  (74,373)           197,383
-------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                                           (12,534)           356,254
-------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                                      --                 --
Realized gain on investments and securities sold short                                     --                 --
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                        --                 --
-------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares                                                         277,449            701,112
Proceeds from shares issued upon merger 1                                                  --                 --
Reinvestment of distributions                                                              --                 --
Cost of shares redeemed                                                              (324,395)          (538,582)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                           (46,946)           162,530
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                                 (59,480)           518,784
-------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of Period                                                                 1,089,598            570,814
End of Period                                                                      $1,030,118         $1,089,598
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
  INCLUDED IN NET ASSETS                                                           $   (6,575)        $       (9)
-------------------------------------------------------------------------------------------------------------------

OTHER INFORMATION:
SHARES
Sold                                                                                   12,283             39,922
Issued upon merger 1                                                                       --                 --
Reinvested                                                                                 --                 --
Redeemed                                                                              (14,591)           (31,509)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                                                (2,308)             8,413
-------------------------------------------------------------------------------------------------------------------

                                                                                        RS EMERGING GROWTH
                                                                                 -------------------------------
                                                                                   For the Six           For the
                                                                                  Months Ended        Year Ended
                                                                                 June 30, 2004     Dec. 31, 2003

OPERATIONS
Net investment income/(loss)                                                        $  (11,890)      $   (20,030)
Net realized gain/(loss) from investments and foreign currency transactions            170,308           294,616
Net realized gain/(loss) from securities sold short and options written                     --                --
Net change in unrealized appreciation/(depreciation) on investments
  and on translation of assets and liabilities in foreign currencies                   (92,067)          290,547
------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                                             66,351           565,133
------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                                       --                --
Realized gain on investments and securities sold short                                      --                --
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                         --                --
------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares                                                          176,089         2,199,951
Proceeds from shares issued upon merger 1                                                   --            38,047
Reinvestment of distributions                                                               --                --
Cost of shares redeemed                                                               (375,905)       (2,497,606)
------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                           (199,816)         (259,608)
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                                 (133,465)          305,525
------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of Period                                                                  1,613,299         1,307,774
End of Period                                                                       $1,479,834       $ 1,613,299
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
  INCLUDED IN NET ASSETS                                                            $  (11,890)      $        --
------------------------------------------------------------------------------------------------------------------

OTHER INFORMATION:
SHARES
Sold                                                                                     6,021           108,726
Issued upon merger 1                                                                        --             2,176
Reinvested                                                                                  --                --
Redeemed                                                                               (12,989)         (121,797)
------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                                                 (6,968)          (10,895)
------------------------------------------------------------------------------------------------------------------

                                                                                           RS GROWTH
                                                                                 ------------------------------
                                                                                   For the Six          For the
                                                                                  Months Ended       Year Ended
                                                                                 June 30, 2004    Dec. 31, 2003

OPERATIONS
Net investment income/(loss)                                                         $    (812)       $  (1,542)
Net realized gain/(loss) from investments and foreign currency transactions             20,274           37,704
Net realized gain/(loss) from securities sold short and options written                     --              110
Net change in unrealized appreciation/(depreciation) on investments
  and on translation of assets and liabilities in foreign currencies                   (10,542)          33,816
------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                                              8,920           70,088
------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                                       --               --
Realized gain on investments and securities sold short                                      --           (6,358)
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                         --           (6,358)
------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares                                                            8,485           56,550
Proceeds from shares issued upon merger 1                                                   --               --
Reinvestment of distributions                                                               --            6,192
Cost of shares redeemed                                                                (19,254)         (73,177)
------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                            (10,769)         (10,435)
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                                   (1,849)          53,295
------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of Period                                                                    223,726          170,431
End of Period                                                                        $ 221,877        $ 223,726
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
  INCLUDED IN NET ASSETS                                                             $    (812)       $      --
------------------------------------------------------------------------------------------------------------------

OTHER INFORMATION:
SHARES
Sold                                                                                       479            4,277
Issued upon merger 1                                                                        --               --
Reinvested                                                                                  --              370
Redeemed                                                                                (1,095)          (5,503)
------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                                                   (616)            (856)
------------------------------------------------------------------------------------------------------------------

                                                                                    THE INFORMATION AGE FUND(R)
                                                                                 -------------------------------
                                                                                   For the Six           For the
                                                                                  Months Ended        Year Ended
                                                                                 June 30, 2004     Dec. 31, 2003

OPERATIONS
Net investment income/(loss)                                                         $  (1,700)        $  (2,204)
Net realized gain/(loss) from investments and foreign currency transactions             17,925            33,666
Net realized gain/(loss) from securities sold short and options written                     --                --
Net change in unrealized appreciation/(depreciation) on investments
  and on translation of assets and liabilities in foreign currencies                   (13,486)           49,850
-------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                                              2,739            81,312
-------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                                       --                --
Realized gain on investments and securities sold short                                      --                --
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                         --                --
-------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares                                                           70,636           258,736
Proceeds from shares issued upon merger 1                                                   --                --
Reinvestment of distributions                                                               --                --
Cost of shares redeemed                                                               (153,354)         (148,446)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                            (82,718)          110,290
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                                  (79,979)          191,602
-------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of Period                                                                    241,956            50,354
End of Period                                                                        $ 161,977         $ 241,956
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
  INCLUDED IN NET ASSETS                                                             $  (1,700)        $      --
-------------------------------------------------------------------------------------------------------------------

OTHER INFORMATION:
SHARES
Sold                                                                                     4,432            21,924
Issued upon merger 1                                                                        --                --
Reinvested                                                                                  --                --
Redeemed                                                                               (10,194)          (12,392)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                                                 (5,762)            9,532
-------------------------------------------------------------------------------------------------------------------

                                                                                     RS INTERNET AGE FUND(R)
                                                                                 -------------------------------
                                                                                   For the Six           For the
                                                                                  Months Ended        Year Ended
                                                                                 June 30, 2004     Dec. 31, 2003

OPERATIONS
Net investment income/(loss)                                                          $ (1,100)         $ (1,430)
Net realized gain/(loss) from investments and foreign currency transactions              8,135            22,823
Net realized gain/(loss) from securities sold short and options written                     --               239
Net change in unrealized appreciation/(depreciation) on investments
  and on translation of assets and liabilities in foreign currencies                    (4,434)           26,434
----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                                              2,601            48,066
----------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                                       --                --
Realized gain on investments and securities sold short                                      --                --
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                         --                --
----------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares                                                           45,752           140,599
Proceeds from shares issued upon merger 1                                                   --                --
Reinvestment of distributions                                                               --                --
Cost of shares redeemed                                                                (53,197)          (97,756)
----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                             (7,445)           42,843
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                                   (4,844)           90,909
----------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of Period                                                                    125,968            35,059
End of Period                                                                         $121,124          $125,968
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
  INCLUDED IN NET ASSETS                                                              $ (1,103)         $     (3)
----------------------------------------------------------------------------------------------------------------

OTHER INFORMATION:
SHARES
Sold                                                                                     6,497            27,209
Issued upon merger 1                                                                        --                --
Reinvested                                                                                  --                --
Redeemed                                                                                (7,924)          (18,768)
----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                                                 (1,427)            8,441
----------------------------------------------------------------------------------------------------------------

1 RS Aggressive Growth Fund merged with RS Emerging Growth Fund on March 7, 2003. See Note 6 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.


30 | Call 1-800-766-FUND                              www.RSinvestments.com | 31

FINANCIAL INFORMATION

All numbers in thousands, six-month-ended numbers are unaudited

                                                                                     RS MIDCAP OPPORTUNITIES
                                                                                 -------------------------------
                                                                                   For the Six           For the
                                                                                  Months Ended        Year Ended
                                                                                 June 30, 2004     Dec. 31, 2003
OPERATIONS
Net investment income/(loss)                                                         $   (635)         $   (822)
Net realized gain/(loss) from investments and
  foreign currency transactions                                                         9,466             19,477
Net realized gain from securities sold short and options written                           --                 50
Net change in unrealized appreciation/(depreciation) on investments
  and on translation of assets and liabilities in foreign currencies                   (2,561)            24,375
-------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                                             6,270             43,080
-------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                                      --                 --
Realized gain on investments and securities sold short                                     --                 --
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                        --                 --
-------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares                                                          42,795             48,233
Reinvestment of distributions                                                              --                 --
Cost of shares redeemed                                                               (34,868)           (38,673)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                             7,927              9,560
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                                  14,197             52,640
-------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of Period                                                                   141,147             88,507
End of Period                                                                        $155,344           $141,147
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
  INCLUDED IN NET ASSETS                                                             $   (638)          $     (3)
-------------------------------------------------------------------------------------------------------------------

OTHER INFORMATION:
SHARES
Sold                                                                                    3,810              5,347
Reinvested                                                                                 --                 --
Redeemed                                                                               (3,160)            (4,448)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                                                   650                899
-------------------------------------------------------------------------------------------------------------------

                                                                                    RS SMALLER COMPANY GROWTH
                                                                                 -------------------------------
                                                                                   For the Six           For the
                                                                                  Months Ended        Year Ended
                                                                                 June 30, 2004     Dec. 31, 2003
OPERATIONS
Net investment income/(loss)                                                          $ (1,528)        $  (2,251)
Net realized gain/(loss) from investments and
  foreign currency transactions                                                         18,495            18,759
Net realized gain from securities sold short and options written                            --                --
Net change in unrealized appreciation/(depreciation) on investments
  and on translation of assets and liabilities in foreign currencies                    (9,011)           50,018
-------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                                              7,956            66,526
-------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                                       --                --
Realized gain on investments and securities sold short                                      --                --
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                         --                --
-------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares                                                           69,312           181,444
Reinvestment of distributions                                                               --                --
Cost of shares redeemed                                                                (64,304)         (157,164)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                              5,008            24,280
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                                   12,964            90,806
-------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of Period                                                                    200,147           109,341
End of Period                                                                         $213,111         $ 200,147
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
  INCLUDED IN NET ASSETS                                                              $ (1,528)        $      --
-------------------------------------------------------------------------------------------------------------------

OTHER INFORMATION:
SHARES
Sold                                                                                     3,205            10,702
Reinvested                                                                                  --                --
Redeemed                                                                                (3,019)           (9,524)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                                                    186             1,178
-------------------------------------------------------------------------------------------------------------------

                                                                                       RS CONTRARIAN VALUE
                                                                                 ------------------------------
                                                                                   For the Six          For the
                                                                                  Months Ended       Year Ended
                                                                                 June 30, 2004    Dec. 31, 2003
OPERATIONS
Net investment income/(loss)                                                         $  (1,278)       $     856
Net realized gain/(loss) from investments and
  foreign currency transactions                                                         24,534           15,144
Net realized gain from securities sold short and options written                            --               --
Net change in unrealized appreciation/(depreciation) on investments
  and on translation of assets and liabilities in foreign currencies                   (10,383)          65,542
-----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                                             12,873           81,542
-----------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                                       --               --
Realized gain on investments and securities sold short                                      --               --
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                         --               --
-----------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares                                                          131,376          394,397
Reinvestment of distributions                                                               --               --
Cost of shares redeemed                                                               (215,884)        (160,064)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                            (84,508)         234,333
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                                  (71,635)         315,875
-----------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of Period                                                                    373,791           57,916
End of Period                                                                        $ 302,156        $ 373,791
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
  INCLUDED IN NET ASSETS                                                             $    (495)       $     783
-----------------------------------------------------------------------------------------------------------------

OTHER INFORMATION:
SHARES
Sold                                                                                     7,423           28,578
Reinvested                                                                                  --               --
Redeemed                                                                               (12,495)         (12,274)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                                                 (5,072)          16,304
-----------------------------------------------------------------------------------------------------------------

                                                                                   RS GLOBAL NATURAL RESOURCES
                                                                                 -------------------------------
                                                                                   For the Six           For the
                                                                                  Months Ended        Year Ended
                                                                                 June 30, 2004     Dec. 31, 2003
OPERATIONS
Net investment income/(loss)                                                          $   (515)        $     (80)
Net realized gain/(loss) from investments and
  foreign currency transactions                                                          7,259             7,064
Net realized gain from securities sold short and options written                            --                --
Net change in unrealized appreciation/(depreciation) on investments
  and on translation of assets and liabilities in foreign currencies                     6,636            18,343
------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                                             13,380            25,327
------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                                       --                --
Realized gain on investments and securities sold short                                      --                --
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                         --                --
------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares                                                          229,361           186,204
Reinvestment of distributions                                                               --                --
Cost of shares redeemed                                                                (92,129)         (107,818)
------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                            137,232            78,386
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                                  150,612           103,713
------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of Period                                                                    142,476            38,763
End of Period                                                                         $293,088         $ 142,476
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
  INCLUDED IN NET ASSETS                                                              $   (515)        $      --
------------------------------------------------------------------------------------------------------------------

OTHER INFORMATION:
SHARES
Sold                                                                                    11,564            11,670
Reinvested                                                                                  --                --
Redeemed                                                                                (4,711)           (7,125)
------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                                                  6,853             4,545
------------------------------------------------------------------------------------------------------------------

                                                                                           RS PARTNERS
                                                                                 -------------------------------
                                                                                   For the Six           For the
                                                                                  Months Ended        Year Ended
                                                                                 June 30, 2004     Dec. 31, 2003
OPERATIONS
Net investment income/(loss)                                                        $   (3,770)        $   1,057
Net realized gain/(loss) from investments and
  foreign currency transactions                                                         49,805            69,527
Net realized gain from securities sold short and options written                            --                --
Net change in unrealized appreciation/(depreciation) on investments
  and on translation of assets and liabilities in foreign currencies                    34,463           138,252
----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                                             80,498           208,836
----------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                                       --              (459)
Realized gain on investments and securities sold short                                      --           (44,855)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                         --           (45,314)
----------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares                                                          838,357           834,426
Reinvestment of distributions                                                               --            43,014
Cost of shares redeemed                                                               (303,939)         (301,814)
----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                            534,418           575,626
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                                  614,916           739,148
----------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of Period                                                                    852,615           113,467
End of Period                                                                       $1,467,531         $ 852,615
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
  INCLUDED IN NET ASSETS                                                            $   (3,730)        $      40
----------------------------------------------------------------------------------------------------------------

OTHER INFORMATION:
SHARES
Sold                                                                                    28,451            35,833
Reinvested                                                                                  --             1,641
Redeemed                                                                               (10,476)          (13,059)
----------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                                                 17,975            24,415
----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

32 | Call 1-800-766-FUND                              www.RSinvestments.com | 33

FINANCIAL INFORMATION

                              FINANCIAL HIGHLIGHTS
                     Six-month-ended numbers are unaudited

                                                                                               Distributions   Distributions
                                                          Net     Net Realized                      From Net        From Net
                             Net Asset Value,      Investment   and Unrealized         Total      Investment        Realized
                          Beginning of Period   Income/(Loss)      Gain/(Loss)    Operations          Income   Capital Gains

RS DIVERSIFIED GROWTH
Six Months Ended 6/30/04               $22.36         $(0.14)          $(0.03)       $(0.17)         $    --         $    --
Year Ended 12/31/03                     14.16          (0.14)             8.34          8.20              --              --
Year Ended 12/31/02                     23.26          (0.19)           (8.91)        (9.10)              --              --
Year Ended 12/31/01                     22.83          (0.18)             0.61          0.43              --              --
Year Ended 12/31/00                     32.99          (0.25)           (8.69)        (8.94)              --          (1.22)
Year Ended 12/31/99                     15.89              --            22.58         22.58              --          (5.48)
--------------------------------------------------------------------------------------------------------------------------------
RS EMERGING GROWTH
Six Months Ended 6/30/04               $28.10         $(0.24)          $  1.48       $  1.24         $    --         $    --
Year Ended 12/31/03                     19.15          (0.35)             9.30          8.95              --              --
Year Ended 12/31/02                     32.00          (0.34)          (12.51)       (12.85)              --              --
Year Ended 12/31/01                     44.02          (0.29)          (11.73)       (12.02)              --              --
Year Ended 12/31/00                     60.67          (0.47)          (14.74)       (15.21)              --          (1.44)
Year Ended 12/31/99                     22.95            0.14            40.89         41.03              --          (3.31)
--------------------------------------------------------------------------------------------------------------------------------
RS GROWTH
Six Months Ended 6/30/04               $17.32         $(0.07)          $  0.78       $  0.71         $    --         $    --
Year Ended 12/31/03                     12.37          (0.12)             5.57          5.45              --          (0.50)
Year Ended 12/31/02                     17.07          (0.15)           (4.55)        (4.70)              --              --
Year Ended 12/31/01                     24.62          (0.21)           (4.80)        (5.01)              --          (2.54)
Year Ended 12/31/00                     30.43          (0.33)           (3.14)        (3.47)              --          (2.34)
Year Ended 12/31/99                     25.92              --             7.16          7.16              --          (2.65)
--------------------------------------------------------------------------------------------------------------------------------
THE INFORMATION AGE FUND(R)
Six Months Ended 6/30/04               $14.93         $(0.16)          $  0.74       $  0.58         $    --         $    --
Year Ended 12/31/03                      7.55          (0.14)             7.52          7.38              --              --
Year Ended 12/31/02                     14.53          (0.18)           (6.80)        (6.98)              --              --
Year Ended 12/31/01                     19.01          (0.14)           (4.05)        (4.19)              --          (0.29)
Year Ended 12/31/00                     35.79          (0.40)          (12.05)       (12.45)              --          (4.33)
Year Ended 12/31/99                     17.96              --            21.72         21.72              --          (3.89)
--------------------------------------------------------------------------------------------------------------------------------
RS INTERNET AGE FUND(R)
Six Months Ended 6/30/04               $ 6.58         $(0.06)          $  0.31       $  0.25         $    --         $    --
Year Ended 12/31/03                      3.27          (0.07)             3.38          3.31              --              --
Year Ended 12/31/02                      5.76          (0.08)           (2.41)        (2.49)              --              --
Year Ended 12/31/01                      6.53          (0.05)           (0.72)        (0.77)              --              --
Year Ended 12/31/00                     12.18          (0.20)           (5.45)        (5.65)              --              --
Period Ended 12/31/99 3                 10.00              --             2.18          2.18              --              --

                                                                              Net Ratio     Gross Ratio              Net Ratio of
                                Net Asset                  Net Assets,      of Expenses     of Expenses            Net Investment
                               Value, End        Total          End of       to Average      to Average          Income/(Loss) to
                                of Period     Return 1   Period (000s)   Net Assets 1,2    Net Assets 1    Average Net Assets 1,2

RS DIVERSIFIED GROWTH
Six Months Ended 6/30/04           $22.19      (0.76)%      $1,030,118            1.54%           1.60%               (1.22)%
Year Ended 12/31/03                 22.36       57.91%       1,089,598            1.48%           1.63%               (0.92)%
Year Ended 12/31/02                 14.16     (39.12)%         570,814            1.50%           1.69%               (1.11)%
Year Ended 12/31/01                 23.26        1.88%         853,309            1.52%           1.71%               (1.03)%
Year Ended 12/31/00                 22.83     (26.91)%         567,888            1.51%           1.66%               (1.01)%
Year Ended 12/31/99                 32.99      150.21%         304,746            1.84%           1.89%               (1.40)%
----------------------------------------------------------------------------------------------------------------------------------
RS EMERGING GROWTH
Six Months Ended 6/30/04           $29.34        4.41%      $1,479,834            1.58%           1.60%               (1.49)%
Year Ended 12/31/03                 28.10       46.74%       1,613,299            1.49%           1.61%               (1.39)%
Year Ended 12/31/02                 19.15     (40.16)%       1,307,774            1.53%           1.68%               (1.35)%
Year Ended 12/31/01                 32.00     (27.31)%       2,473,783            1.37%           1.59%               (0.79)%
Year Ended 12/31/00                 44.02     (25.04)%       3,867,028            1.29%           1.50%               (0.82)%
Year Ended 12/31/99                 60.67      182.56%       3,579,620            1.51%           1.51%               (1.19)%
----------------------------------------------------------------------------------------------------------------------------------
RS GROWTH
Six Months Ended 6/30/04           $18.03        4.10%        $221,877            1.49%           1.58%               (0.74)%
Year Ended 12/31/03                 17.32       44.24%         223,726            1.58%           1.65%               (0.81)%
Year Ended 12/31/02                 12.37     (27.53)%         170,431            1.62%           1.67%               (0.87)%
Year Ended 12/31/01                 17.07     (20.43)%         297,613            1.60%           1.61%               (0.96)%
Year Ended 12/31/00                 24.62     (11.09)%         482,194            1.53%           1.53%               (1.05)%
Year Ended 12/31/99                 30.43       28.43%         673,900            1.59%           1.59%               (1.20)%
----------------------------------------------------------------------------------------------------------------------------------
THE INFORMATION AGE FUND(R)
Six Months Ended 6/30/04           $15.51        3.88%        $161,977            1.60%           1.62%               (1.57)%
Year Ended 12/31/03                 14.93       97.75%         241,956            1.57%           1.67%               (1.52)%
Year Ended 12/31/02                  7.55     (48.04)%          50,354            1.74%           1.80%               (1.59)%
Year Ended 12/31/01                 14.53     (22.11)%         125,099            1.67%           1.70%               (0.87)%
Year Ended 12/31/00                 19.01     (35.09)%         201,820            1.54%           1.54%               (1.22)%
Year Ended 12/31/99                 35.79      126.22%         354,636            1.68%           1.69%               (1.54)%
----------------------------------------------------------------------------------------------------------------------------------
RS INTERNET AGE FUND(R)
Six Months Ended 6/30/04           $ 6.83        3.80%        $121,124            1.70%           1.72%               (1.67)%
Year Ended 12/31/03                  6.58      101.22%         125,968            1.82%           1.95%               (1.77)%
Year Ended 12/31/02                  3.27     (43.23)%          35,059            2.08%           2.31%               (1.96)%
Year Ended 12/31/01                  5.76     (11.79)%          69,069            1.85%           2.16%               (0.81)%
Year Ended 12/31/00                  6.53     (46.39)%         100,281            1.78%           2.00%               (1.52)%
Period Ended 12/31/99 3             12.18       21.80%         103,585            1.76%           1.82%               (1.34)%

                                     Gross Ratio of
                                     Net Investment    Portfolio
                                   Income/(Loss) to     Turnover
                               Average Net Assets 1       Rate 1

RS DIVERSIFIED GROWTH
Six Months Ended 6/30/04                    (1.28)%         115%
Year Ended 12/31/03                         (1.07)%         305%
Year Ended 12/31/02                         (1.30)%         223%
Year Ended 12/31/01                         (1.22)%         255%
Year Ended 12/31/00                         (1.16)%         383%
Year Ended 12/31/99                         (1.44)%         473%
----------------------------------------------------------------
RS EMERGING GROWTH
Six Months Ended 6/30/04                    (1.51)%          91%
Year Ended 12/31/03                         (1.51)%         190%
Year Ended 12/31/02                         (1.50)%         166%
Year Ended 12/31/01                         (1.01)%         148%
Year Ended 12/31/00                         (1.03)%         157%
Year Ended 12/31/99                         (1.19)%         177%
----------------------------------------------------------------
RS GROWTH
Six Months Ended 6/30/04                    (0.83)%          82%
Year Ended 12/31/03                         (0.88)%         262%
Year Ended 12/31/02                         (0.92)%         346%
Year Ended 12/31/01                         (0.97)%         172%
Year Ended 12/31/00                         (1.05)%          71%
Year Ended 12/31/99                         (1.20)%          80%
----------------------------------------------------------------
THE INFORMATION AGE FUND(R)
Six Months Ended 6/30/04                    (1.59)%          81%
Year Ended 12/31/03                         (1.62)%         194%
Year Ended 12/31/02                         (1.65)%         219%
Year Ended 12/31/01                         (0.90)%         318%
Year Ended 12/31/00                         (1.22)%         185%
Year Ended 12/31/99                         (1.55)%         182%
----------------------------------------------------------------
RS INTERNET AGE FUND(R)
Six Months Ended 6/30/04                    (1.69)%          82%
Year Ended 12/31/03                         (1.90)%         208%
Year Ended 12/31/02                         (2.19)%         203%
Year Ended 12/31/01                         (1.12)%         315%
Year Ended 12/31/00                         (1.74)%         238%
Period Ended 12/31/99 3                     (1.40)%           2%

See notes to Financial Highlights on page 37.

The accompanying notes are an integral part of these financial statements.


34 | Call 1-800-766-FUND                              www.RSinvestments.com | 35

FINANCIAL INFORMATION

Six-month-ended numbers are unaudited

                                                                                               Distributions   Distributions
                                                          Net     Net Realized                      From Net        From Net
                             Net Asset Value,      Investment   and Unrealized         Total      Investment        Realized
                          Beginning of Period   Income/(Loss)      Gain/(Loss)    Operations          Income   Capital Gains

RS MIDCAP OPPORTUNITIES
Six Months Ended 6/30/04               $10.84         $(0.05)          $  0.57       $  0.52         $    --          $   --
Year Ended 12/31/03                      7.30          (0.06)             3.60          3.54              --              --
Year Ended 12/31/02                      9.92          (0.06)           (2.56)        (2.62)              --              --
Year Ended 12/31/01                     11.65            0.10           (1.73)        (1.63)          (0.10)              --
Year Ended 12/31/00                     15.92          (0.02)           (1.09)        (1.11)          (0.02)          (3.14)
Year Ended 12/31/99                     14.04            0.04             6.95          6.99          (0.05)          (5.06)
------------------------------------------------------------------------------------------------------------------------------
RS SMALLER COMPANY GROWTH
Six Months Ended 6/30/04               $20.58         $(0.15)          $  1.07       $  0.92         $    --          $   --
Year Ended 12/31/03                     12.79          (0.23)             8.02          7.79              --              --
Year Ended 12/31/02                     21.78          (0.20)           (8.30)        (8.50)              --          (0.49)
Year Ended 12/31/01                     20.69          (0.21)             1.90          1.69              --          (0.60)
Year Ended 12/31/00                     22.34          (0.33)             1.24          0.91              --          (2.56)
Year Ended 12/31/99                     14.26              --             8.08          8.08              --              --
------------------------------------------------------------------------------------------------------------------------------
RS CONTRARIAN VALUE
Six Months Ended 6/30/04               $17.03         $(0.07)          $  0.94       $  0.87         $    --          $   --
Year Ended 12/31/03                     10.26            0.04             6.73          6.77              --              --
Year Ended 12/31/02                     10.12          (0.05)             0.19          0.14              --              --
Year Ended 12/31/01                     11.03          (0.07)           (0.84)        (0.91)              --              --
Year Ended 12/31/00                     10.00            0.02             1.01          1.03              --              --
Year Ended 12/31/99                      7.23            0.20             2.57          2.77              --              --
------------------------------------------------------------------------------------------------------------------------------
RS GLOBAL NATURAL RESOURCES
Six Months Ended 6/30/04               $19.23         $(0.04)          $  1.36       $  1.32         $    --          $   --
Year Ended 12/31/03                     13.53          (0.01)             5.71          5.70              --              --
Year Ended 12/31/02                     11.56          (0.06)             2.03          1.97              --              --
Year Ended 12/31/01                     11.49          (0.09)             0.16          0.07              --              --
Year Ended 12/31/00                      9.13          (0.06)             2.42          2.36              --              --
Year Ended 12/31/99                      7.46          (0.01)             1.68          1.67              --              --
------------------------------------------------------------------------------------------------------------------------------
RS PARTNERS
Six Months Ended 6/30/04               $27.70         $(0.08)          $  2.48       $  2.40         $    --          $   --
Year Ended 12/31/03                     17.82            0.06            11.54         11.60          (0.02)          (1.70)
Year Ended 12/31/02                     17.67          (0.11)             0.33          0.22              --          (0.07)
Year Ended 12/31/01                     15.72            0.04             2.57          2.61              --          (0.66)
Year Ended 12/31/00                     11.96            0.09             3.67          3.76              --              --
Year Ended 12/31/99                     11.53          (0.04)             0.47          0.43              --              --

                                                                               Net Ratio     Gross Ratio              Net Ratio of
                                 Net Asset                  Net Assets,      of Expenses     of Expenses            Net Investment
                                Value, End        Total          End of       to Average      to Average          Income/(Loss) to
                                 of Period     Return 1   Period (000s)   Net Assets 1,2    Net Assets 1    Average Net Assets 1,2

RS MIDCAP OPPORTUNITIES
Six Months Ended 6/30/04           $ 11.36        4.80%       $ 155,344            1.48%           1.56%                   (0.80)%
Year Ended 12/31/03                  10.84       48.49%         141,147            1.53%           1.63%                   (0.76)%
Year Ended 12/31/02                   7.30     (26.41)%          88,507            1.53%           1.67%                   (0.60)%
Year Ended 12/31/01                   9.92     (14.01)%         156,326            1.47%           1.67%                     0.87%
Year Ended 12/31/00                  11.65      (6.28)%         197,915            1.39%           1.58%                   (0.14)%
Year Ended 12/31/99                  15.92       56.12%         226,529            1.59%           1.67%                     0.31%
-----------------------------------------------------------------------------------------------------------------------------------
RS SMALLER COMPANY GROWTH
Six Months Ended 6/30/04           $ 21.50        4.47%        $213,111            1.56%           1.57%                   (1.44)%
Year Ended 12/31/03                  20.58       60.91%         200,147            1.73%           1.83%                   (1.57)%
Year Ended 12/31/02                  12.79     (39.07)%         109,341            1.81%           1.95%                   (1.52)%
Year Ended 12/31/01                  21.78        8.31%         116,490            1.66%           1.97%                   (1.10)%
Year Ended 12/31/00                  20.69        4.44%         106,349            1.67%           1.93%                   (1.41)%
Year Ended 12/31/99                  22.34       56.66%         103,312            1.92%           1.97%                   (1.67)%
-----------------------------------------------------------------------------------------------------------------------------------
RS CONTRARIAN VALUE
Six Months Ended 6/30/04           $ 17.90        5.11%       $ 302,156            1.49%           1.58%                   (0.70)%
Year Ended 12/31/03                  17.03       65.98%         373,791            1.54%           1.69%                     0.54%
Year Ended 12/31/02                  10.26        1.38%          57,916            1.67%           1.74%                   (0.40)%
Year Ended 12/31/01                  10.12      (8.25)%          66,934            2.22%           2.26%                   (0.59)%
Year Ended 12/31/00                  11.03       10.30%          91,919            2.22%           2.25%                     0.19%
Year Ended 12/31/99                  10.00       38.31%         115,911            2.17%           2.43%                   (1.17)%
-----------------------------------------------------------------------------------------------------------------------------------
RS GLOBAL NATURAL RESOURCES
Six Months Ended 6/30/04           $ 20.55        6.86%        $293,088            1.51%           1.63%                   (0.46)%
Year Ended 12/31/03                  19.23       42.13%         142,476            1.69%           1.76%                   (0.13)%
Year Ended 12/31/02                  13.53       17.04%          38,763            1.77%           1.86%                   (0.55)%
Year Ended 12/31/01                  11.56        0.61%          21,777            1.86%           1.97%                   (0.58)%
Year Ended 12/31/00                  11.49       25.85%          29,371            1.98%           2.10%                   (0.53)%
Year Ended 12/31/99                   9.13       22.39%          22,818            2.09%           2.42%                   (1.72)%
-----------------------------------------------------------------------------------------------------------------------------------
RS PARTNERS
Six Months Ended 6/30/04           $ 30.10        8.66%      $1,467,531            1.49%           1.59%                   (0.65)%
Year Ended 12/31/03                  27.70       65.63%         852,615            1.54%           1.60%                     0.27%
Year Ended 12/31/02                  17.82        1.23%         113,467            1.88%           1.97%                   (0.90)%
Year Ended 12/31/01                  17.67       16.72%          71,567            1.88%           2.04%                   (0.07)%
Year Ended 12/31/00                  15.72       31.44%          28,297            1.90%           2.22%                     0.73%
Year Ended 12/31/99                  11.96        3.73%          22,374            2.13%           2.79%                   (1.24)%

                                      Gross Ratio of
                                      Net Investment    Portfolio
                                    Income/(Loss) to     Turnover
                                Average Net Assets 1       Rate 1

RS MIDCAP OPPORTUNITIES
Six Months Ended 6/30/04                     (0.88)%          93%
Year Ended 12/31/03                          (0.86)%         253%
Year Ended 12/31/02                          (0.74)%         401%
Year Ended 12/31/01                            0.67%         409%
Year Ended 12/31/00                          (0.33)%         542%
Year Ended 12/31/99                            0.23%         408%
-----------------------------------------------------------------
RS SMALLER COMPANY GROWTH
Six Months Ended 6/30/04                     (1.45)%          84%
Year Ended 12/31/03                          (1.67)%         220%
Year Ended 12/31/02                          (1.66)%         128%
Year Ended 12/31/01                          (1.41)%         167%
Year Ended 12/31/00                          (1.67)%         126%
Year Ended 12/31/99                          (1.72)%          90%
-----------------------------------------------------------------
RS CONTRARIAN VALUE
Six Months Ended 6/30/04                     (0.79)%          80%
Year Ended 12/31/03                            0.39%         129%
Year Ended 12/31/02                          (0.47)%         125%
Year Ended 12/31/01                          (0.63)%         131%
Year Ended 12/31/00                            0.16%         117%
Year Ended 12/31/99                          (1.43)%          86%
-----------------------------------------------------------------
RS GLOBAL NATURAL RESOURCES
Six Months Ended 6/30/04                     (0.58)%          56%
Year Ended 12/31/03                          (0.20)%         117%
Year Ended 12/31/02                          (0.64)%         159%
Year Ended 12/31/01                          (0.69)%         167%
Year Ended 12/31/00                          (0.65)%         159%
Year Ended 12/31/99                          (2.05)%         140%
-----------------------------------------------------------------
RS PARTNERS
Six Months Ended 6/30/04                     (0.75)%          48%
Year Ended 12/31/03                            0.21%          97%
Year Ended 12/31/02                          (0.99)%         166%
Year Ended 12/31/01                          (0.23)%         198%
Year Ended 12/31/00                            0.41%         134%
Year Ended 12/31/99                          (1.90)%          84%

Distributions reflect actual per-share amounts distributed for the period.

1 Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.
2 Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment
  Income/(Loss) to Average Net Assets include the effect of fee waivers, expense limitations, and offsets for securities lending fees. See Note 5 to Financial Statements.
3 RS Internet Age Fund(R) shares were first issued on December 1, 1999.

See notes to Financial Highlights on page 37.

The accompanying notes are an integral part of these financial statements.


36 | Call 1-800-766-FUND                              www.RSinvestments.com | 37

NOTES TO FINANCIAL STATEMENTS


The RS Mutual Funds (each a "Fund," collectively the "Funds") are series of RS Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. The Trust currently offers 10 portfolios. All of the Funds are registered as diversified funds, other than the RS Partners Fund which is registered as a nondiversified fund. Each Fund consists of a single class of shares.

NOTE 1   SIGNIFICANT ACCOUNTING POLICIES

The following policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. INVESTMENT VALUATIONS Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Securities traded on the Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the Nasdaq official closing price, which may not be the last sale price. If the Nasdaq official closing price is not available for a security, that security will generally be valued using the last reported sale price, or, if no sales are reported, at the mean between the closing bid and asked prices. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are generally denominated in foreign currencies. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when each Fund's net asset value is next determined. Securities whose values have been materially affected by events occuring before the Funds' valuation time but after the close of the securities' principal exchange or market, are fair valued using methods approved by the Board of Trustees.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Funds' Board of Trustees. Certain securities held by a Fund may be restricted as to resale. In cases where securities of the same class are publicly traded, the restricted securities are valued based on the market value of the publicly traded securities, subject to discounts at levels approved by the Trustees. Other restricted securities are initially valued at cost. The securities may be revalued periodically based on, among other things, the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event that could have a significant impact on the value of the security. The approximate percentages of the Funds' investments valued using these guidelines and procedures at June 30, 2004, were as follows:

--------------------------------------------------------------------------------
Fund                        Percentage        Fund                    Percentage

Diversified Growth                0.1%       MidCap Opportunities             --
--------------------------------------------------------------------------------
Emerging Growth                     --       Smaller Company Growth           --
--------------------------------------------------------------------------------
Growth                              --       Contrarian Value               1.5%
--------------------------------------------------------------------------------
The Information Age Fund(R)       0.3%       Global Natural Resources       0.4%
--------------------------------------------------------------------------------
RS Internet Age Fund(R)           0.2%       Partners                         --
--------------------------------------------------------------------------------

In their normal course of business, some of the Funds may invest a significant portion of their assets in companies concentrated within a number of industries. Accordingly, the performance of these Funds may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

Options and warrants for which market quotations are not readily available are priced using the modified Black-Scholes Valuation Formula. The Black-Scholes Valuation Formula values an option or warrant by determining the differential between the exercise price of the option or warrant and the current price of the underlying stock, based on a number of factors. These factors include, but are not limited to, the current price of the underlying stock, the exercise price of the option or warrant, the time to expiration, the assumed riskless rate of return, the compounded rate of return on the stock, and the standard deviation of the return on the stock. This valuation method is in accordance with the guidelines and procedures adopted by the Funds' Board of Trustees.


38 | Call 1-800-766-FUND

B. FEDERAL INCOME TAXES The Funds intend to continue complying with the requirements of the Internal Revenue Code to qualify as regulated investment companies, and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Funds do not expect to be subject to income tax, and no provision for such tax has been made.

C. SECURITIES TRANSACTIONS Securities transactions are accounted for on the date securities are purchased, sold, or sold short (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

D. FOREIGN CURRENCY TRANSLATION The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at the exchange rates quoted at the close of the London Stock Exchange on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

E. INVESTMENT INCOME Dividend income is recorded on the ex-dividend date, except certain cash dividends from foreign securities, which are recorded as soon as the Funds are informed of the ex-dividend date. Interest income, which includes accretion/discount, is accrued and recorded daily.

F. EXPENSES Most expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are apportioned among all the Funds in the Trust, based on relative net assets.

Expense offsets and other waivers represent expense offsets due to securities lending and the waiver of fees by the Funds' custodian. (See Note 5.)

G. DISTRIBUTIONS TO SHAREHOLDERS Dividends to shareholders are recorded on the ex-dividend date. See the chart below for the tax character of distributions paid during the year ended December 31, 2003.

                                                 Ordinary             Long-Term
                                                   Income          Capital Gain
Fund                                                Total                 Total

Diversified Growth                             $       --           $        --
--------------------------------------------------------------------------------
Emerging Growth                                        --                    --
--------------------------------------------------------------------------------
Growth                                          3,760,129             2,598,319
--------------------------------------------------------------------------------
The Information Age Fund(R)                            --                    --
--------------------------------------------------------------------------------
RS Internet Age Fund(R)                                --                    --
--------------------------------------------------------------------------------
MidCap Opportunities                                   --                    --
--------------------------------------------------------------------------------
Smaller Company Growth                                 --                    --
--------------------------------------------------------------------------------
Contrarian Value                                       --                    --
--------------------------------------------------------------------------------
Global Natural Resources                               --                    --
--------------------------------------------------------------------------------
Partners                                        29,630,220           15,684,105
--------------------------------------------------------------------------------

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period. See the chart below for the tax basis of distributable earnings as of December 31, 2003, which is the most recently completed tax year.

--------------------------------------------------------------------------------
                                            Undistributed          Undistributed
                                                 Ordinary              Long-Term
Fund                                               Income                  Gains

Diversified Growth                            $        --             $       --
--------------------------------------------------------------------------------
Emerging Growth                                        --                     --
--------------------------------------------------------------------------------
Growth                                         10,103,762              2,011,194
--------------------------------------------------------------------------------
The Information Age Fund(R)                            --                     --
--------------------------------------------------------------------------------
RS Internet Age Fund(R)                                --                     --
--------------------------------------------------------------------------------
MidCap Opportunities                                   --                     --
--------------------------------------------------------------------------------
Smaller Company Growth                                 --                     --
--------------------------------------------------------------------------------
Contrarian Value                                  782,721                     --
--------------------------------------------------------------------------------
Global Natural Resources                               --                     --
--------------------------------------------------------------------------------
Partners                                       19,282,346              4,439,373
--------------------------------------------------------------------------------


                                                      www.RSinvestments.com | 39

NOTES TO FINANCIAL STATEMENTS


During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Funds if not distributed and, therefore, are normally distributed to shareholders annually.

See the chart below for capital loss carryovers available to the Funds at December 31, 2003, which is the most recently completed tax year.

During the year ended December 31, 2003, the Funds utilized capital loss carryovers as follows:




--------------------------------------------------------------------------------
Fund

Diversified Growth                                                $  93,076,033
--------------------------------------------------------------------------------
Emerging Growth                                                     249,164,746
--------------------------------------------------------------------------------
Growth                                                               12,722,850
--------------------------------------------------------------------------------
The Information Age Fund(R)                                          29,425,926
--------------------------------------------------------------------------------
RS Internet Age Fund(R)                                              21,506,624
--------------------------------------------------------------------------------
MidCap Opportunities                                                 15,677,998
--------------------------------------------------------------------------------
Smaller Company Growth                                               15,074,547
--------------------------------------------------------------------------------
Contrarian Value                                                     15,210,513
--------------------------------------------------------------------------------
Global Natural Resources                                              7,295,658
--------------------------------------------------------------------------------
Partners                                                              1,927,113
--------------------------------------------------------------------------------

Under the current income tax law, net capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2003, the Funds elected to defer net capital and currency losses as follows:

--------------------------------------------------------------------------------
Fund

Diversified Growth                                                   $   8,858
--------------------------------------------------------------------------------
Emerging Growth                                                             --
--------------------------------------------------------------------------------
Growth                                                                      --
--------------------------------------------------------------------------------
The Information Age Fund(R)                                                 --
--------------------------------------------------------------------------------
RS Internet Age Fund(R)                                                     --
--------------------------------------------------------------------------------
MidCap Opportunities                                                     2,836
--------------------------------------------------------------------------------
Smaller Company Growth                                                      --
--------------------------------------------------------------------------------
Contrarian Value                                                            --
--------------------------------------------------------------------------------
Global Natural Resources                                                    --
--------------------------------------------------------------------------------
Partners                                                               149,756
--------------------------------------------------------------------------------

H. CAPITAL ACCOUNTS Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Funds.

I. TEMPORARY BORROWINGS All Funds within the Trust share in a $25 million committed revolving credit/overdraft protection facility from PNC Bank for temporary purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. In addition, the RS Emerging Growth Fund and RS Diversified Growth Fund have access to a separate $25 million facility from PNC Bank, with the same terms. Interest is calculated based on the market rates at the time of borrowing. Each Fund may borrow up to the lesser of one-third of its total assets (including amounts

-----------------------------------------------------------------------------------------------------------------------------
  CAPITAL LOSS CARRYOVERS
  (see Note 1g)                                                  Expiring

Fund                        2005          2006          2007           2008             2009           2010            Total

Diversified Growth      $     --   $        --   $        --    $        --   $   70,851,924   $196,495,471   $  267,347,395
-----------------------------------------------------------------------------------------------------------------------------
Emerging Growth               --            --            --             --    1,127,549,362    722,212,997    1,849,762,359
-----------------------------------------------------------------------------------------------------------------------------
Growth                        --            --            --             --               --             --               --
-----------------------------------------------------------------------------------------------------------------------------
The Information
  Age Fund(R)                 --            --            --             --        4,041,025     30,992,871       35,033,896
-----------------------------------------------------------------------------------------------------------------------------
RS Internet Age Fund(R)       --            --            --     16,559,005      113,383,070     17,305,520      147,247,595
-----------------------------------------------------------------------------------------------------------------------------
MidCap Opportunities          --            --            --             --       18,005,578     31,192,594       49,198,172
-----------------------------------------------------------------------------------------------------------------------------
Smaller Company
  Growth                      --            --            --             --               --      1,243,642        1,243,642
-----------------------------------------------------------------------------------------------------------------------------
Contrarian Value              --    27,447,424    67,677,287      9,344,761        7,190,816             --      111,660,288
-----------------------------------------------------------------------------------------------------------------------------
Global Natural
  Resources                   --            --     6,242,893             --               --             --        6,242,893
-----------------------------------------------------------------------------------------------------------------------------
Partners                 478,501            --            --             --               --             --          478,501
-----------------------------------------------------------------------------------------------------------------------------

40 | Call 1-800-766-FUND
borrowed) or any lower limit defined in the Fund's Statement of Additional Information or the Prospectus.



--------------------------------------------------------------------------------
                                                   Amount                Average
                                             Outstanding       Average  Interest
Fund                                           at 6/30/04   Borrowing*  Rate (%)

Diversified Growth                                    $--     $798,829      1.87
--------------------------------------------------------------------------------
Emerging Growth                                        --       30,228      1.90
--------------------------------------------------------------------------------
Growth                                                 --           --        --
--------------------------------------------------------------------------------
The Information Age Fund(R)                            --      628,379      1.87
--------------------------------------------------------------------------------
RS Internet Age Fund(R)                                --       18,906      1.88
--------------------------------------------------------------------------------
MidCap Opportunities                                   --       12,357      1.90
--------------------------------------------------------------------------------
Smaller Company Growth                                 --           --        --
--------------------------------------------------------------------------------
Contrarian Value                                       --       54,747      1.88
--------------------------------------------------------------------------------
Global Natural Resources                               --           --        --
--------------------------------------------------------------------------------
Partners                                               --           --        --
--------------------------------------------------------------------------------
* For the six months ended June 30, 2004.


NOTE 2   CAPITAL SHARES

A. TRANSACTIONS The Funds have authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the Funds are shown in detail in the STATEMENT OF CHANGES IN NET ASSETS (see pages 30-33).

NOTE 3   TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES AND EXPENSE LIMITATION Under the terms of advisory agreements, which are reviewed and approved annually by the Board of Trustees, the Funds pay RS Investment Management, L.P. ("RS Investments"), an investment advisory fee calculated at an annual rate of 1.00% of the average daily net assets of the Funds.

For the period ended June 30, 2004, RS Investments agreed to bear operating expenses of certain Funds to the extent they exceed a stated limit, by means of an advisory fee waiver.

The expense limitation in effect is to the extent that a Fund's total annual fund operating expenses exceed the following rate:

--------------------------------------------------------------------------------
                                                                         Expense
Fund                                                                  Limitation

Growth                                                                     1.49%
--------------------------------------------------------------------------------
MidCap Opportunities                                                       1.49%
--------------------------------------------------------------------------------
Contrarian Value                                                           1.49%
--------------------------------------------------------------------------------
Global Natural Resources 1                                                 1.49%
--------------------------------------------------------------------------------
Partners                                                                   1.49%
--------------------------------------------------------------------------------
1 Effective 2/25/04.

B. COMPENSATION OF TRUSTEES AND OFFICERS Trustees and officers of the Funds who are interested persons of RS Investments, as defined in the 1940 Act, receive no compensation from the Funds. Trustees of the Funds who are not interested persons of RS Investments, as defined in the 1940 Act, received compensation and reimbursement of expenses for the period ended June 30, 2004. Each of the disinterested Trustees received compensation from the Trust for the period ended June 30, 2004, in the amount of $30,000; collectively the disinterested Trustees received compensation in the amount of $90,000.

Under a Deferred Compensation Plan (the "Plan") adopted May 6, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of his annual compensation. The amount of a Fund's deferred compensation obligation to a Trustee is determined by adjusting the amount of the deferred compensation to reflect the investment return of one or more RS Funds designated for the purpose by the Trustee. A Fund may cover its deferred compensation obligation to a Trustee by investing in one or more of such designated Funds. Each Fund's liability for deferred compensation to a Trustee is adjusted periodically to reflect the investment performance of the Funds designated by the Trustee. Deferred amounts remain in a Fund until distributed in accordance with the Plan. Trustees' fees in the accompanying financial statements include the current fees, either paid in cash or deferred, and the net increase or decrease in the value of the deferred amounts.

C. DISTRIBUTION FEES PFPC Distributors, Inc. ("PFPC"), a nonaffiliate of RS Investments, is the Funds' distributor. The Funds have entered into agreements with PFPC for distribution services with respect to their shares and have adopted Plans of Distribution pursuant to Rule 12b-1 under the 1940 Act, whose continuance is reviewed annually by the Funds' Board of Trustees. Under these Plans, PFPC is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of each Fund, at an annual rate of 0.25% of the Fund's average daily net assets. RS Investments or its affiliates provide certain services to PFPC in respect of the promotion of the Funds' shares and are compensated by PFPC for those services.


                                                      www.RSinvestments.com | 41

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
  AFFILIATED ISSUERS
  (see Note 3d below)

                                                          Beginning   Purchases/      Sales/      Ending            Market Value
Fund              Issuer                                     Shares    Additions  Reductions      Shares   Income     at 6/30/04

Diversified Growth  24/7 Real Media, Inc.                 6,000,000    1,159,800   4,917,000   2,242,800      $--    $12,582,108
                    Corillian Corp.                              --    2,520,600     163,042   2,357,558       --     11,882,092
                    Durect Corp.                          2,868,400      256,790     392,480   2,732,710       --      9,537,158
                    HEI, Inc.                               937,570           --      65,210     872,360       --      2,041,323
                    Integrated Alarm Services Group, Inc.   281,200    1,530,050     524,750   1,286,500       --      6,947,100
                    MDU Communications International, Inc.       --    1,991,000          --   1,991,000       --      4,738,580
                    Molecular Diagnostics, Inc.             730,000    3,739,920      92,460   4,377,460       --        525,295
                    Netopia, Inc.                                --    1,898,340      18,100   1,880,240       --     12,409,584
                    PC Mall, Inc.                           576,170       72,300      26,760     621,710       --     11,737,885

Partners            Algoma Steel, Inc.                           --    1,782,600          --   1,782,600       --     14,625,098
                    Neoforma, Inc.                          492,800      867,200          --   1,360,000       --     16,510,400
--------------------------------------------------------------------------------------------------------------------------------

D. AFFILIATED ISSUERS If a Fund owns 5% or more of the outstanding voting securities of an issuer, the Fund's investment represents an investment in an affiliate as defined by the 1940 Act. A summary of the Funds with transactions in the securities of affiliated issuers for the period ended June 30, 2004 is listed above:

NOTE 4   INVESTMENTS

A. TAX BASIS OF INVESTMENTS The cost of investments for federal income tax purposes at June 30, 2004, for each Fund is listed below. The net unrealized appreciation on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below.

--------------------------------------------------------------------------------
                                          Cost of Investments      Proceeds from
Fund                                                Purchased   Investments Sold

Diversified Growth                             $1,218,589,333     $1,293,563,022
--------------------------------------------------------------------------------
Emerging Growth                                 1,405,989,649      1,634,717,163
--------------------------------------------------------------------------------
Growth                                            176,418,261        182,461,096
--------------------------------------------------------------------------------
The Information Age Fund(R)                       167,781,167        248,997,852
--------------------------------------------------------------------------------
RS Internet Age Fund(R)                           102,699,502        114,331,144
--------------------------------------------------------------------------------
MidCap Opportunities                              148,877,723        140,440,254
--------------------------------------------------------------------------------
Smaller Company Growth                            168,952,319        168,376,051
--------------------------------------------------------------------------------
Contrarian Value                                  261,618,710        306,321,570
--------------------------------------------------------------------------------
Global Natural Resources                          233,098,960        106,313,218
--------------------------------------------------------------------------------
Partners                                          897,427,969        480,062,463
--------------------------------------------------------------------------------

B. INVESTMENT PURCHASES AND SALES The cost of investments purchased and the proceeds from investments sold (excluding options, securities sold short, and short-term investments) at June 30, 2004, were as follows:

----------------------------------------------------------------------------------------------------------------------------
  TAX COST OF INVESTMENTS
  (see Note 4a above)


                                               Net Unrealized Appreciation         Gross Unrealized        Gross Unrealized
Fund                    Cost of Investments                 on Investments             Appreciation            Depreciation
Diversified Growth           $  938,341,491                   $ 79,349,354             $137,591,556             $58,242,202
----------------------------------------------------------------------------------------------------------------------------
Emerging Growth               1,219,863,803                    257,427,070              294,350,717              36,923,647
----------------------------------------------------------------------------------------------------------------------------
Growth                          191,711,566                     29,653,825               31,978,301               2,324,476
----------------------------------------------------------------------------------------------------------------------------
The Information Age Fund(R)     124,041,926                     37,876,228               41,537,832               3,661,604
----------------------------------------------------------------------------------------------------------------------------
RS Internet Age Fund(R)          95,462,265                     25,264,563               28,212,616               2,948,053
----------------------------------------------------------------------------------------------------------------------------
MidCap Opportunities            129,536,001                     23,364,224               24,966,074               1,601,850
----------------------------------------------------------------------------------------------------------------------------
Smaller Company Growth          177,634,515                     36,423,428               40,725,996               4,302,568
----------------------------------------------------------------------------------------------------------------------------
Contrarian Value                262,484,356                     34,620,444               38,376,598               3,756,154
----------------------------------------------------------------------------------------------------------------------------
Global Natural Resources        269,818,984                     26,254,790               30,814,002               4,559,212
----------------------------------------------------------------------------------------------------------------------------
Partners                      1,271,736,130                    180,643,585              194,170,409              13,526,824
----------------------------------------------------------------------------------------------------------------------------


42 | Call 1-800-766-FUND

-----------------------------------------------------------------------------------------------------------------------------
  RESTRICTED SECURITIES
  (see Note 4e below)

                                                                                                  Acquisition    % of Funds'
Fund                   Security                         Shares          Cost             Value           Date     Net Assets
-----------------------------------------------------------------------------------------------------------------------------

Diversified Growth     Startec Global                                                               11/24/00-
                         Communications Corp.          275,000    $  968,750        $        0        3/26/01

                       Molecular Diagnostics, Inc.   4,377,460     2,626,476           525,295       10/26/01
-----------------------------------------------------------------------------------------------------------------------------
                                                                   3,595,226           525,295                         0.05%
-----------------------------------------------------------------------------------------------------------------------------
Contrarian             Ivanhoe Nickel                                                                4/25/97-
Value                    & Platinum Ltd.               698,422     2,837,501         4,539,743         5/7/98
                         (formerly called African
                         Minerals, Ltd.)
-----------------------------------------------------------------------------------------------------------------------------
                                                                   2,837,501         4,539,743                         1.50%
-----------------------------------------------------------------------------------------------------------------------------
Global Natural         Ivanhoe Nickel                                                                4/25/97-
Resources                & Platinum Ltd.               203,624       784,997         1,323,556         5/7/98
                         (formerly called African
                         Minerals, Ltd.)
-----------------------------------------------------------------------------------------------------------------------------
                                                                     784,997         1,323,556                         0.45%
-----------------------------------------------------------------------------------------------------------------------------

C. FOREIGN SECURITIES Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to, revaluation of currencies; adverse political, social, and economic developments; and less reliable information about issuers. Moreover, securities of many foreign companies and markets may be less liquid and their prices more volatile than those of U.S. companies and markets.

D. SHORT SALES Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will typically realize a gain if the security declines in value between those dates. All short sales must be collateralized as required by law or agreement with the Fund's broker. The Fund maintains collateral in a segregated account consisting of cash, equities, and/or U.S. government securities sufficient to collateralize the obligation on the short positions. The Fund records the proceeds received as an asset and the obligation to buy back the securities as a liability. The liability side of the transactions is marked to market on a daily basis according to the market price of the securities sold and the asset side according to the value of the proceeds.

Only RS Internet Age Fund(R) lists short sales among its principal investment strategies in the Trust's prospectus, which it may enter into up to a value of 25% of the Fund's total assets.

During the period ended June 30, 2004, there was no dividend expense on short sales.

E. RESTRICTED SECURITIES A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds' Board of Trustees as outlined in Note 1a, paragraph 2. See table above for restricted securities held at June 30, 2004.

F. OPTIONS AND WARRANTS Options and warrants normally entitle the holder to purchase specified securities at a predetermined price during a specific period. The writer of an option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument or, in the case of an index


                                                      www.RSinvestments.com | 43

NOTES TO FINANCIAL STATEMENTS


option, a notional index amount at a specified price within a specified period of time. Certain options, including options on indexes, will require cash settlement by the Fund if the option is exercised. Purchased options are recorded as assets and written options as liabilities to the extent of premiums paid or received. When an option is exercised, the proceeds on sales for the written call option, the purchase cost of the written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

NOTE 5   SECURITIES LENDING

Certain Funds lend their portfolio securities. The borrower pays fees, at the Funds' direction, to service providers of those Funds, including RS Investments. Those payments are applied to offset amounts owed to the service providers by the Funds. Such amounts are shown as expense offsets and other waivers in the STATEMENT OF OPERATIONS (see pages 28-29). During the period ended June 30, 2004, the following Funds had securities lending fees as described below:

--------------------------------------------------------------------------------
Fund                                                                      Fees

Diversified Growth                                                   $ 356,363
--------------------------------------------------------------------------------
Emerging Growth                                                         84,354
--------------------------------------------------------------------------------
The Information Age Fund(R)                                             20,278
--------------------------------------------------------------------------------
RS Internet Age Fund(R)                                                 16,189
--------------------------------------------------------------------------------
MidCap Opportunities                                                     5,306
--------------------------------------------------------------------------------
Smaller Company Growth                                                  10,605
--------------------------------------------------------------------------------

In the absence of the securities lending arrangement, the net ratio of expenses to average net assets for the period ended June 30, 2004 would be as follows:

--------------------------------------------------------------------------------
                                                                      Annualized
                                                                       Net Ratio
                                                                     of Expenses
                                                                      to Average
Fund                                                                  Net Assets

Diversified Growth                                                         1.60%
--------------------------------------------------------------------------------
Emerging Growth                                                            1.59%
--------------------------------------------------------------------------------
The Information Age Fund(R)                                                1.62%
--------------------------------------------------------------------------------
RS Internet Age Fund(R)                                                    1.72%
--------------------------------------------------------------------------------
MidCap Opportunities                                                       1.49%
--------------------------------------------------------------------------------
Smaller Company Growth                                                     1.57%
--------------------------------------------------------------------------------

Funds that lend securities receive cash as collateral in an amount at least equal to 102% of the current market value of the loaned securities. The cash collateral is substantially invested in institutional money market pooled accounts exempt from registration under the Investment Company Act of 1940. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds on the next business day.

None of the Funds had loaned securities at June 30, 2004.

NOTE 6   FUND MERGER

On March 7, 2003, RS Emerging Growth Fund acquired the assets and liabilities of RS Aggressive Growth Fund through a tax-free merger pursuant to a plan of reorganization approved by the Board of Trustees. Shareholders of RSAggressive Growth Fund approved the merger at a meeting held on January 9, 2003, and adjourned through March 3, 2003. The chart below shows a summary of shares outstanding, net assets, net asset value per share, net unrealized appreciation/

--------------------------------------------------------------------------------------------------------------------------------
                                                        BEFORE REORGANIZATION                               AFTER REORGANIZATION
                                         ---------------------------------------------------                --------------------
  Fund                                   RS Aggressive Growth             RS Emerging Growth                 RS Emerging Growth
--------------------------------------------------------------------------------------------------------------------------------

  Shares outstanding                                9,643,511                     65,577,435                         67,753,098
  Net assets                                      $38,046,763                 $1,146,660,916                     $1,184,707,679
  Net asset value per share                             $3.95                         $17.49                             $17.49
  Net unrealized appreciation/(depreciation)       $(630,910)                     $2,471,161                         $1,840,251
  Accumulated net realized losses              $(124,832,478)               $(2,212,045,876)                   $(2,336,878,354)
--------------------------------------------------------------------------------------------------------------------------------

44 | Call 1-800-766-FUND

(depreciation), and accumulated net realized losses, before and after the reorganization.

NOTE 7   INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 8   LEGAL MATTERS

RS Investments has been contacted by the staff of the United States Securities and Exchange Commission (the "SEC") and the Office of the New York State Attorney General (the "NYAG") in connection with their investigations of "market timing" in mutual fund shares. RS Investments is cooperating with these investigations. The SEC staff has made a preliminary determination to recommend that the SEC bring civil enforcement actions against RS Investments and certain of its officers and employees, some of whom are also officers of the Trust. RS Investments is currently engaged in discussions with the staff of the SEC and NYAG in an effort to reach a satisfactory resolution of these matters. The Trust's management believes that the regulators' concerns relate principally to market timing activities involving the Emerging Growth Fund. At this time, management believes it is not possible to estimate the effect that these matters may have on any Fund's results of operations or financial condition.


                                                      www.RSinvestments.com | 45

SUPPLEMENTAL INFORMATION - UNAUDITED


MEETING OF SHAREHOLDERS

A meeting of shareholders of RS Contrarian Value Fund, RS MidCap Opportunities Fund, RS Partners Fund, and RS Growth Fund (formerly RS Value + Growth Fund) was held on April 16, 2004, and adjourned through April 30, 2004. At the meeting, shareholders approved each of the proposals described briefly below:


RS CONTRARIAN VALUE FUND

PROPOSAL 1:

Proposed change to the investment strategies of the RS Contrarian Value Fund.

                For        Against      Abstain
            ---------------------------------------
             9,947,990     439,697      738,648
            ---------------------------------------

RS MIDCAP OPPORTUNITIES FUND

PROPOSAL 1:

Proposed change to the investment objective of the RS MidCap Opportunities Fund.

                For        Against      Abstain
            ---------------------------------------

             6,799,376     548,120      353,392
            ---------------------------------------

PROPOSAL 2(A):

Eliminate the fundamental restriction relating to purchasing securities on margin.

                For        Against      Abstain
            ---------------------------------------

             6,228,538    1,110,930     361,420
            ---------------------------------------

PROPOSAL 2(B):

Revise the fundamental restriction relating to borrowings.

                For        Against      Abstain
            ---------------------------------------
             6,332,669     994,749      373,470
            ---------------------------------------

PROPOSAL 2(C):

Eliminate the fundamental restriction relating to related party investments.

                For        Against      Abstain
            ---------------------------------------
             6,251,220    1,045,684     403,984
            ---------------------------------------

PROPOSAL 2(D):

Revise the fundamental restriction relating to issuance of senior securities.

                For        Against      Abstain
            ---------------------------------------
             6,428,383     864,294      408,210
            ---------------------------------------


RS GROWTH FUND (FORMERLY RS VALUE + GROWTH FUND)

PROPOSAL 1:

Proposed changes to the investment objective and strategies of the RS Value + Growth Fund.

                For        Against      Abstain
            ---------------------------------------
             5,038,190     669,699      897,134
            ---------------------------------------

PROPOSAL 2(A):

Revise the fundamental restriction relating to investments in commodities.

                For        Against      Abstain
            ---------------------------------------
             4,825,219     859,334      920,470
            ---------------------------------------

PROPOSAL 2(B):

Revise the fundamental restriction relating to investments in real estate.

                For        Against      Abstain
            ---------------------------------------
             4,963,135     733,865      908,022
            ---------------------------------------

PROPOSAL 2(C):

Eliminate the fundamental restriction relating to short sales and purchasing securities on margin.

                For        Against      Abstain
            ---------------------------------------
             4,635,136    1,064,284     905,602
            ---------------------------------------

PROPOSAL 2(D):

Revise the fundamental restriction relating to investments in one issuer.

                For        Against      Abstain
            ---------------------------------------
             4,786,337     829,350      944,336
            ---------------------------------------


46 | CALL 1-800-766-FUND

PROPOSAL 2(E):

Revise the fundamental restriction relating to concentration of investments in one industry.

                For        Against      Abstain
            ---------------------------------------
             4,841,581     878,003      885,438
            ---------------------------------------

PROPOSAL 2(F):

Eliminate the fundamental restriction relating to pledging assets.

                For        Against      Abstain
            ---------------------------------------
             4,620,208    1,011,170     973,644
            ---------------------------------------

PROPOSAL 2(G):

Revise the fundamental restriction relating to making loans.

                For        Against      Abstain
            ---------------------------------------
             4,694,359     985,787      924,876
            ---------------------------------------

PROPOSAL 2(H):

Revise the fundamental restriction relating to borrowings.

                For        Against      Abstain
            ---------------------------------------
             4,664,268    1,008,205     932,549
            ---------------------------------------

PROPOSAL 2(I):

Revise the fundamental restriction relating to underwriting of securities.

                For        Against      Abstain
            ---------------------------------------
             4,866,482     809,449      929,091
            ---------------------------------------

PROPOSAL 2(J):

Revise the fundamental restriction relating to issuance of senior securities.

                For        Against      Abstain
            ---------------------------------------
             4,816,078     840,693      948,251
            ---------------------------------------

PROPOSAL 2(K):

Eliminate the fundamental restriction relating to the purchase of securities of other investment companies.

                For        Against      Abstain
            ---------------------------------------
             4,829,530     871,438      904,054
            ---------------------------------------


RS PARTNERS FUND

PROPOSAL 1:

Proposed change to the investment strategies of the RS Partners Fund.

                For        Against      Abstain
            ---------------------------------------
            15,754,971    1,208,923     975,724
            ---------------------------------------

PROPOSAL 2(A):

Eliminate the fundamental restriction relating to purchasing securities on margin.

                For        Against      Abstain
            ---------------------------------------
            14,441,685    2,447,291    1,050,641
            ---------------------------------------

PROPOSAL 2(B):

Revise the fundamental restriction relating to borrowings.

                For        Against      Abstain
            ---------------------------------------
            14,590,272    2,254,422    1,094,924
            ---------------------------------------

PROPOSAL 2(C):

Eliminate the fundamental restriction relating to related party investments.

                For        Against      Abstain
            ---------------------------------------
            14,395,090    2,390,045    1,154,483
            ---------------------------------------

PROPOSAL 2(D):

Revise the fundamental restriction relating to issuance of senior securities.

                For        Against      Abstain
            ---------------------------------------
            14,527,848    2,172,332    1,239,439
            ---------------------------------------


                                                      www.RSinvestments.com | 47

SUPPLEMENTAL INFORMATION - UNAUDITED

TRUSTEES INFORMATION TABLE

                                                                                          Number of Portfolios
                                            Term of Office**                              in Fund complex
Name, Address*         Position(s) Held     and Length of       Principal Occupations     Overseen by           Other Directorships
and Age                with Trust           Time Served         During Past 5 Years       Trustee               Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
                                            INTERESTED TRUSTEES & PRINCIPAL OFFICERS:***
G. Randall Hecht       President,           Since June 1987     CEO, RS Investments              N/A            N/A
53 years old           Principal Executive
                       Officer

Michael G. McCaffery   Trustee              Since May 2002      President and CEO                10             N/A
50 years old                                                    Stanford Management
                                                                Company; Formerly,
                                                                Chairman and CEO,
                                                                Robertson, Stephens
                                                                & Company, Inc., an
                                                                investment banking firm.

Terry R. Otton         Treasurer            Since May 2004      COO and CFO, RS                  N/A            N/A
50 years old                                                    Investments; Formerly,
                                                                Managing Director & Senior
                                                                Investment Banker, Putnam
                                                                Lovell; Previously, COO &
                                                                Managing Director, Robertson
                                                                Stephens Asset Management;
                                                                Previously, CFO & Managing
                                                                Director, Robertson Stephens
                                                                & Co.; CFO & Managing
                                                                Director, Robertson Stephens
                                                                Investment Management.

Benjamin L. Douglas    Secretary, Chief     Since February      General Counsel, RS              N/A            N/A
37 years old           Legal Officer, and   2004                Investments; Formerly,
                       Vice President                           Vice President and Senior
                                                                Counsel, Charles Schwab
                                                                Investment Management,
                                                                Inc.; Previously, Attorney,
                                                                Shartsis, Friese &
                                                                Ginsburg LLP.

John J. Sanders,Jr.    Chief Compliance     Since May 2004      Chief Compliance Officer,        N/A            N/A
59 years old           Officer,             and                 RS Investments; Formerly,
                       Anti-Money           March 2004          Chief Compliance Officer
                       Laundering                               and co-COO, Husic
                       Compliance                               Capital Management;
                       Officer                                  Previously, Compliance
                                                                Director of the Broker-
                                                                Dealer, Robertson
                                                                Stephens & Company, Inc.

48 | Call 1-800-766-FUND

SUPPLEMENTAL INFORMATION - UNAUDITED

                                                                                          Number of Portfolios
                                            Term of Office**                              in Fund complex
Name, Address*         Position(s) Held     and Length of       Principal Occupations     Overseen by           Other Directorships
and Age                with Trust           Time Served         During Past 5 Years       Trustee               Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED TRUSTEES:
Leonard B. Auerbach    Trustee              Since June 1987     Chairman and CEO, L, B,          10             Sequoia
57 years old                                                    A&C, Inc., a consulting                         National Bank
                                                                firm; Formerly, Managing
                                                                Director, President, and CEO,
                                                                AIG-CentreCapital Group, Inc.

Jerome S. Contro       Trustee              Since June 2001     Partner, Tango Group,            10             N/A
47 years old                                                    a private investment firm;
                                                                Formerly, Managing Director,
                                                                Nuveen, a public investment
                                                                management firm.

John W. Glynn, Jr.     Trustee              Since July 1997     President, Glynn Capital         10             N/A
63 years old                                                    Management, an investment
                                                                management firm.

* Unless otherwise indicated, the business address of the persons listed is c/o RS Investments, 388 Market Street, 17th Floor, San Francisco, CA 94111.

** Each Trustee shall serve during the continued lifetime of the Trust until he dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of Shareholders called for the purpose of electing Trustees and until the election and qualification of his successor. Officers hold office at the pleasure of the Trustees.

*** Interested persons as defined by the 1940 Act.

    The Statement of Additional Information relating to the Funds include additional information about Trustees and is available, without charge, upon request, by writing to the Funds or calling 1-800-766-FUND (3863). A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, are available (i) without charge, upon request, by calling 1-800-766-FUND [3863]; (ii) on RS Investments' website at HTTP://WWW.RSINVESTMENTS.COM; and (iii) on the Securities and Exchange Commission's website at HTTP://WWW.SEC.GOV.

                                                       www.RSinvestments.com |49

ADMINISTRATION


OFFICERS AND TRUSTEES

   G. RANDALL HECHT, PRESIDENT
   AND PRINCIPAL EXECUTIVE OFFICER

   LEONARD B. AUERBACH, TRUSTEE
   Chairman and CEO,
   L,B, A&C, Inc.,
   a consulting firm

   JEROME S. CONTRO, TRUSTEE
   Partner, Tango Group

   JOHN W. GLYNN JR., TRUSTEE
   President, Glynn Capital
   Management

   MICHAEL G. McCAFFERY, TRUSTEE
   President and CEO of Stanford
   Management Company

   TERRY R. OTTON, TREASURER

   BENJAMIN L. DOUGLAS, SECRETARY,
   CHIEF LEGAL OFFICER, AND VICE PRESIDENT

   JOHN J. SANDERS, JR., CHIEF COMPLIANCE OFFICER AND
   ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER
   RS INVESTMENT MANAGEMENT, L.P.
   388 Market Street
   San Francisco, CA 94111

DISTRIBUTOR
   PFPC DISTRIBUTORS, INC.
   760 Moore Road
   King of Prussia, PA 19406

TRANSFER AGENT AND DISBURSING AGENT
   BOSTON FINANCIAL DATA SERVICES
   Kansas City, MO
   1-800-624-8025

CUSTODIAN
   PFPC TRUST COMPANY
   Philadelphia, PA

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
   PRICEWATERHOUSECOOPERS LLP
   San Francisco, CA

LEGAL COUNSEL
   ROPES & GRAY LLP
   Boston, MA



50 | Call 1-800-766-FUND

                       This page left blank intentionally.


                                                      www.RSinvestments.com | 51

                       This page left blank intentionally.


52 | Call 1-800-766-FUND

RS FUND INVESTMENT STYLES


SMALL-CAP GROWTH
----------------
RS DIVERSIFIED GROWTH FUND+
Focusing on small-cap growth companies. Managed by John Wallace and John Seabern. RSDGX

RS EMERGING GROWTH FUND+
Seeking to invest in America's most dynamic, growth-oriented companies. Managed by Jim Callinan. RSEGX

RS SMALLER COMPANY GROWTH FUND
Focusing on companies with market caps of $1.5 billion or less. Managed by Bill Wolfenden. RSSGX


SMALL-CAP VALUE
---------------
RS PARTNERS FUND+
A small-cap fund using a cash flow value methodology. Managed by Andy Pilara, David Kelley, and Joe Wolf. RSPFX


MID-CAP GROWTH
--------------
RS MIDCAP OPPORTUNITIES FUND
Seeking growth in mid-cap companies while attempting to moderate risk. Managed by John Wallace and Jay Sherwood. RSMOX


MULTI-CAP GROWTH
----------------
RS GROWTH FUND
Seeking capital appreciation for the long-term investor. Managed by John Wallace and Jay Sherwood. RSVPX


MID-CAP VALUE
-------------
RS CONTRARIAN VALUE FUND
Seeking out-of-favor and new-discovery investments. Managed by Andy Pilara, David Kelley, and Joe Wolf. RSCOX


SECTOR
------
THE INFORMATION AGE FUND(R)
Targeting investments in the information technology sector. Managed by Steve Bishop, Wendell Laidley, and Allison Thacker. RSIFX

RS INTERNET AGE FUND(R)
Investing in companies likely to benefit from the development of the Internet. Managed by Steve Bishop, Wendell Laidley, and Allison Thacker. RIAFX

RS GLOBAL NATURAL RESOURCES FUND
Focusing primarily on hard-asset companies. Managed by Andy Pilara. RSNRX


FUND LISTINGS Our Funds are listed in THE WALL STREET JOURNAL, USA TODAY, INVESTOR'S BUSINESS DAILY, and most local newspapers under the heading RS Funds.

   PLEASE READ THE PROSPECTUS TO LEARN ABOUT THE FUNDS' OBJECTIVES AND INVESTMENT POLICIES AND THE SPECIAL RISKS ASSOCIATED WITH THE RS FUNDS, INCLUDING INVESTING IN SMALL AND MID-SIZED COMPANIES; OVERWEIGHTING INVESTMENTS IN CERTAIN SECTORS OR INDUSTRIES; INVESTING IN THE TECHNOLOGY SECTOR; INVESTING IN A MORE LIMITED NUMBER OF ISSUERS AND SECTORS; INVESTING INTERNATIONALLY; INVESTING IN DEBT SECURITIES; AND INVESTING IN COMPANIES IN NATURAL RESOURCES INDUSTRIES. PLEASE CONTACT RS INVESTMENTS AT 1-800-766-FUND OR VISIT WWW.RSINVESTMENTS.COM FOR CURRENT INFORMATION. SR421-F


+ Offered only to certain investors. See "Other Information About Purchasing Shares" on page 38 of the Prospectus.


       (THE INFORMATION ON THIS PAGE IS NOT PART OF THE SEMIANNUAL REPORT)

     388 MARKET STREET SAN FRANCISCO CA 94111  |  www.RSinvestments.com  |
                              Call 1-800-766-FUND

(LOGO)
RS | INVESTMENTS
[GRAPHIC OMITTED]



ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating Committee of the Board of Trustees of the registrant has adopted procedures by which a shareholder of any series of the registrant may submit properly a nominee recommendation for the Committee's consideration.

   1. The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the registrant, to the attention of the registrant's Secretary, at the address of the principal executive offices of the registrant.

   2. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the registrant not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

   3. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the registrant owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of
       Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the registrant); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the registrant (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the registrant to make such determination;
       (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the registrant's books; (iv) the series (and, if applicable, class) and number of all shares of the registrant owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the registrant.

ITEM 10. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive officer and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))), required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act(17 CFR 240.13a-15(b) or 15d-15(b)), that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

   (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and 18 U.S.C. 1350 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) RS Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ G. Randall Hecht
                         -------------------------------------------------------
                           G. Randall Hecht, Principal Executive Officer

Date                       September 7, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ G. Randall Hecht
                         -------------------------------------------------------
                           G. Randall Hecht, Principal Executive Officer

Date                       September 7, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Terry R. Otton
                         -------------------------------------------------------
                           Terry R. Otton, Treasurer and Chief Financial Officer

Date                       September 7, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.